                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                     Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

		Pioneer Bond VCT Portfolio
		Schedule of Investments 3/31/17 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE PREFERRED STOCKS - 0.5%
		Banks - 0.5%
		Diversified Banks - 0.5%
179		Bank of America Corp., 7.25% (Perpetual)	$213,916
485		Wells Fargo & Co., 7.5% (Perpetual)	601,400
			$815,316
		Total Banks	$815,316
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $751,827)	$815,316

		ASSET BACKED SECURITIES - 3.8%
150,000	2.66	American Homes 4 Rent 2014-SFR1 REMICS, Floating Rate Note, 6/17/31 (144A)	$149,838
100,000		American Homes 4 Rent 2015-SFR1, 4.11%, 4/18/52 (144A)	100,186
40,000		Ascentium Equipment Receivables 2015-1 LLC, 3.24%, 1/10/22 (144A)	40,281
172,914		B2R Mortgage Trust 2015-1, 2.524%, 5/15/48 (144A)	170,734
80,127		Bayview Financial Mortgage Pass-Through Trust 2006-A, 6.087%, 2/28/41 (Step)	81,065
325,000	4.00	Bayview Opportunity Master Fund Iva Trust, Series 2017-Spl1 Class A, Floating Rate Note, 10/28/64 (144A)	336,003
238,322	4.00	Bayview Opportunity Master Fund IVb Trust 2016-SPL2, Floating Rate Note, 6/28/53 (144A)	244,357
100,000		BCC Funding Corp X, 3.622%, 11/20/20 (144A)	100,343
15,939	1.73	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	15,849
10,862	1.47	Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36	10,676
94,721		Colony American Finance 2015-1, Ltd., 2.896%, 10/18/47 (144A)	94,201
200,000	3.06	Colony American Homes 2014-1 REMICS, Floating Rate Note, 5/17/31 (144A)	200,000
62,275		Credit-Based Asset Servicing & Securitization LLC, 3.76404%, 7/25/35 (Step)	59,726
74,063		Domino's Pizza Master Issuer LLC, 3.484%, 10/25/45 (144A)	74,095
69,353		Domino's Pizza Master Issuer LLC, 5.216%, 1/27/42 (144A)	70,256
45,569		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)	45,860
199,504	1.23	Fieldstone Mortgage Investment Trust Series 2005-3, Floating Rate Note, 2/25/36	196,093
8,451	1.28	GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)	8,362
100,000	4.21	Home Partners of America 2016-1 Trust, Floating Rate Note, 3/18/33 (144A)	100,912
35,196		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)	31,984
34,591		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	34,803
100,000	4.57	Kabbage Asset Securitization LLC, Series 2017-1 Class A, Floating Rate Note, 3/15/22 (144A)	101,671
100,000		LEAF Receivables Funding 10 LLC, 2.74%, 3/15/21 (144A)	99,073
61,706	1.48	New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35	61,431
300,000	4.00	New Residential Mortgage Loan Trust, 2017-1 Series 2017-1A Class A1, Floating Rate Note, 2/25/57 (144A)	309,368
160,000	1.66	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36	158,348
100,000		OneMain Financial Issuance Trust 2015-1, 3.19%, 3/18/26 (144A)	101,058
9,497	1.23	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	9,434
80,114		SCF Equipment Trust 2016-1 LLC, 3.62%, 11/20/21 (144A)	79,874
235,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)	232,909
99,042		STORE Master Funding I LLC, 3.75%, 4/20/45 (144A)	97,551
1,039		Structured Asset Securities Corp., 5.27%, 10/25/34 (Step)	1,068
39,402		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.26762%, 9/25/36 (Step)	39,877
68,344	3.00	Towd Point Mortgage Trust, 2015-1 Series 2015-1 Class A, Floating Rate Note, 10/25/53 (144A)	68,813
731,206	3.50	Towd Point Mortgage Trust, 2015-3 Series 2015-3 Class A1A, Floating Rate Note, 3/25/54 (144A)	742,562
125,000	4.28	Towd Point Mortgage Trust, 2015-3 Series 2015-3 Class B1, Floating Rate Note, 3/25/54 (144A)	121,926
726,034	2.75	Towd Point Mortgage Trust, 2015-6 Series 2015-6 Class A1B, Floating Rate Note, 4/25/55 (144A)	725,412
32,250		United Auto Credit Securitization Trust 2015-1, 2.92%, 6/17/19 (144A)	32,320
123,864		VOLT XXXIX LLC, 4.125%, 10/25/45 (Step) (144A)	124,134
45,526		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)	45,636
109,047		VOLT XXXVII LLC, 3.625%, 7/25/45 (Step) (144A)	109,536
32,248		Welk Resorts 2015-A LLC, 2.79%, 6/16/31 (144A)	32,100
200,000	3.05	Westgate Resorts 2017-1 LLC, Series 2017-1A Class A, Floating Rate Note, 12/20/30 (144A)	199,750
100,000		Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)	100,711
			$5,760,186
		TOTAL ASSET BACKED SECURITIES
		(Cost $5,767,467)	$5,760,186

		COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
124,795	3.50	Agate Bay Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	$125,624
51,688	3.50	Agate Bay Mortgage Trust 2015-2, Floating Rate Note, 3/27/45 (144A)	52,234
92,609	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)	93,224
171,122	3.50	Agate Bay Mortgage Trust 2015-7, Floating Rate Note, 10/25/45 (144A)	174,381
130,646	3.50	Agate Bay Mortgage Trust 2016-1, Floating Rate Note, 12/25/45 (144A)	133,003
100,000	3.11	BAMLL Commercial Mortgage Securities Trust 2014-FL1, Floating Rate Note, 12/17/31 (144A)	100,326
100,000	2.91	BAMLL Commercial Mortgage Securities Trust 2015-ASHF REMICS, Floating Rate Note, 1/15/28 (144A)	99,180
100,000	2.62	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, Floating Rate Note, 1/18/28 (144A)	99,903
101,945	3.04	BAMLL Re-REMIC Trust 2014-FRR7, Floating Rate Note, 10/26/44 (144A)	101,894
100,000	5.96	Banc of America Commercial Mortgage Trust 2007-4, Floating Rate Note, 2/10/51 (144A)	99,398
30,490		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	31,218
300,000	2.26	BLCP Hotel Trust, Floating Rate Note, 8/15/29 (144A)	298,602
100,000		CCRESG Commercial Mortgage Trust 2016-HEAT, 3.357%, 4/10/29 (144A)	100,345
200,000	3.41	CDGJ Commercial Mortgage Trust 2014-BXCH, Floating Rate Note, 12/15/27 (144A)	200,843
509,369	3.75	Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)	508,856
17,437	3.37	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	17,600
717,817	3.75	Citigroup Mortgage Loan Trust 2015-PS1, Floating Rate Note, 9/25/42 (144A)	733,930
100,000	3.26	Colony American Homes 2014-2 REMICS, Floating Rate Note, 7/17/31 (144A)	100,313
25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45	26,080
23,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45	23,143
100,000	5.17	COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)	106,037
50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	50,608
233,783	4.51	COMM 2014-CCRE20 Mortgage Trust, Floating Rate Note, 11/10/47	229,607
100,000	3.06	COMM 2014-FL5 Mortgage Trust, Floating Rate Note, 10/15/31 (144A)	99,336
150,000		COMM 2014-UBS4 Mortgage Trust, 3.42%, 8/10/47	152,351
100,000	3.68	COMM 2015-CCRE23 Mortgage Trust, Floating Rate Note, 5/12/48 (144A)	99,292
100,000	4.55	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48	105,510
210,000		COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48	215,409
150,000		COMM 2015-LC23 Mortgage Trust REMICS, 3.774%, 10/10/53	155,208
246,708		Commercial Mortgage Pass Through Certificates, 2.822%, 10/17/45	248,280
175,000	4.54	CSAIL 2016-C5 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48	175,715
100,000		CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49	98,259
212,230	1.55	CSMC Trust 2013-IVR2, Floating Rate Note, 4/27/43 (144A)	200,181
91,015	3.46	CSMC Trust 2013-IVR3, Floating Rate Note, 5/25/43 (144A)	89,519
151,816	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)	152,445
175,569	3.00	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)	175,064
40,894	3.00	CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)	40,805
181,870	3.93	CSMC Trust 2014-WIN1, Floating Rate Note, 9/25/44 (144A)	167,904
146,249	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	145,321
90,000	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)	90,457
299,643		CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)	295,022
165,485		CSMC Trust 2015-2, 3.0%, 2/25/45 (144A)	165,278
148,451		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)	149,669
76,057	3.88	CSMC Trust 2015-WIN1, Floating Rate Note, 12/25/44 (144A)	72,633
210,538	3.50	CSMLT 2015-1 Trust, Floating Rate Note, 5/25/45 (144A)	211,936
250,000		DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49	242,737
550,000		Fannie Mae REMICS, 3.0%, 6/25/43	526,639
49,765		Federal Home Loan Mortgage Corp. REMICS, 4.0%, 6/15/22	50,169
9,252		Federal National Mortgage Association REMICS, 4.5%, 6/25/29	9,820
206,665		Freddie Mac Whole Loan Securities Trust 2015-SC01, 3.5%, 5/25/45	207,007
55,775		Freddie Mac, 5.5%, 3/15/35	61,458
125,000	4.77	FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)	127,781
50,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)	51,403
162,681	4.79	FREMF Mortgage Trust 2014-KF05 REMICS, Floating Rate Note, 9/25/21 (144A)	157,883
71,571	3.36	FREMF Mortgage Trust 2014-KS02 REMICS, Floating Rate Note, 8/25/23 (144A)	71,291
200,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	204,894
100,000	3.38	GAHR Commercial Mortgage Trust 2015-NRF, Floating Rate Note, 12/15/34 (144A)	101,609
220,000	3.50	Galton Funding Mortgage Trust, 2017-1 Series 2017-1 Cl A21, Floating Rate Note, 7/25/56 (144A)	222,320
25,373		Government National Mortgage Association, 3.0%, 4/20/41	25,962
27,518		Government National Mortgage Association, 5.25%, 8/16/35	29,867
2,462,400	0.80	Government National Mortgage Association, Floating Rate Note, 10/16/58	220,687
100,000		GS Mortgage Securities Corp Trust 2012-SHOP, 2.933%, 6/5/31 (144A)	101,505
200,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	207,454
25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	25,404
325,000	1.88	Impac Secured Assets Cmn Owner Trust, Series 2004-3 Cl M1, Floating Rate Note, 11/25/34	318,316
50,000	3.17	Irvine Core Office Trust 2013-IRV, Floating Rate Note, 5/15/48 (144A)	50,866
140,318		JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)	141,748
101,106		JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46	107,500
450,000		JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9, 2.84%, 12/15/47	451,658
100,000	3.11	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)	99,083
100,000	3.01	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5 REMICS, Floating Rate Note, 7/15/31 (144A)	98,893
200,000	3.66	JP Morgan Chase Commercial Mortgage Securities Trust 2015-SGP, Floating Rate Note, 7/15/36 (144A)	201,249
5,214	2.99	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	5,186
166,212	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	160,619
114,430	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	116,198
207,507	3.50	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)	203,286
142,034	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)	143,244
148,164	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	149,426
59,266	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)	59,660
141,041	3.00	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	141,791
96,056	3.40	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	96,579
237,856	3.42	JP Morgan Mortgage Trust 2014-2, Floating Rate Note, 6/25/29 (144A)	224,921
74,773	3.00	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	75,403
39,062	3.01	JP Morgan Mortgage Trust 2014-5, Floating Rate Note, 10/25/29 (144A)	37,116
116,445	4.07	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)	119,695
140,336	3.50	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/26/45 (144A)	141,531
305,867		JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)	308,471
263,967		JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)	269,061
127,657	3.90	JP Morgan Mortgage Trust 2016-1, Floating Rate Note, 5/25/46 (144A)	126,693
330,160		JP Morgan Mortgage Trust 2016-2, 2.690842%, 6/25/46 (144A)	327,938
362,436	3.00	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)	364,362
270,893	3.50	JP Morgan Mortgage Trust 2016-4, Floating Rate Note, 10/25/46 (144A)	275,782
264,282	3.50	JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)	266,532
320,000	3.50	JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)	319,665
395,148	2.60	JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)	393,885
206,466	2.62	JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/25/44 (144A)	204,618
85,711	3.00	JP Morgan Trust 2015-3 REMICS, Floating Rate Note, 5/25/45 (144A)	85,233
263,386	3.50	JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)	265,629
200,000		JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47	207,352
100,000	3.10	JPMDB Commercial Mortgage Securities Trust 2016-C4, Floating Rate Note, 12/15/49 (144A)	72,803
48,336	2.25	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	49,907
150,000		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6, 2.858%, 11/15/45	151,577
350,000		Morgan Stanley Bank of America Merrill Lynch Trust 2016-C31, 3.527%, 10/15/26	351,583
80,360		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	81,169
150,000		Morgan Stanley Capital I Trust 2016-UBS12, 3.596%, 12/15/49	153,686
133,476	3.75	New Residential Mortgage Loan Trust 2015-1, Floating Rate Note, 5/28/52 (144A)	136,166
163,792	3.75	New Residential Mortgage Loan Trust 2015-2, Floating Rate Note, 8/25/55 (144A)	164,975
222,217	3.75	New Residential Mortgage Loan Trust, 2016-2 Series 2016-2A Cl A1, Floating Rate Note, 11/26/35 (144A)	224,536
243,400	3.31	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	232,044
343,497	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)	342,317
3,593		RREF 2015-LT7 LLC, 3.0%, 12/27/32 (144A)	3,594
425,067		Seasoned Credit Risk Transfer Trust Series 2016-1, 3.0%, 9/25/55	420,718
138,042	3.47	Sequoia Mortgage Trust 2012-1, Floating Rate Note, 1/25/42	140,490
133,692	3.50	Sequoia Mortgage Trust 2012-2, Floating Rate Note, 4/25/42	133,486
78,562	1.81	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42	72,541
268,863	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43	256,324
138,825	2.33	Sequoia Mortgage Trust 2013-4 REMICS, Floating Rate Note, 4/27/43	132,682
299,736	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	288,571
173,009	1.55	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	168,159
129,882	3.49	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43	129,084
258,453	3.53	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/25/43	259,832
157,965	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43	151,196
114,457	2.50	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	107,423
77,336	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43	75,886
82,787	3.00	Sequoia Mortgage Trust 2015-1, Floating Rate Note, 1/25/45 (144A)	80,509
280,867	3.50	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)	282,732
227,186	3.00	Sequoia Mortgage Trust 2015-4, Floating Rate Note, 11/25/30 (144A)	228,961
130,260	3.50	Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)	129,602
113,274	3.77	Sequoia Mortgage Trust 2016-2, Floating Rate Note, 8/25/46 (144A)	108,863
399,213	3.50	Sequoia Mortgage Trust 2017-2, Floating Rate Note, 3/25/47 (144A)	401,864
300,000	3.50	Sequoia Mortgage Trust, 2017-3 Series 2017-3 Cl A1, Floating Rate Note, 4/25/47 (144A)	302,766
127,372	3.50	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42	128,441
302,509	2.07	Sequoia Mortgage Trust, Floating Rate Note, 9/25/42	289,425
205,771	3.00	Shellpoint Co-Originator Trust 2016-1, Floating Rate Note, 10/25/31 (144A)	206,800
255,000	3.50	Shellpoint Co-Originator Trust, 2017-1 Series 2017-1 Cl A1, Floating Rate Note, 4/25/44 (144A)	254,920
50,072	3.20	Velocity Commercial Capital Loan Trust 2015-1, Floating Rate Note, 6/25/45 (144A)	50,439
150,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50	155,989
200,000		Wells Fargo Commercial Mortgage Trust 2015-NXS3, 3.617%, 9/17/57	204,846
66,674		WFRBS Commercial Mortgage Trust 2011-C3, 3.998%, 3/15/44 (144A)	68,321
100,000	4.35	WFRBS Commercial Mortgage Trust 2013-C12, Floating Rate Note, 3/15/48 (144A)	91,177
150,000		WFRBS Commercial Mortgage Trust 2013-C16, 4.136%, 9/17/46	160,066
177,327	3.50	WinWater Mortgage Loan Trust 2014-1, Floating Rate Note, 6/20/44 (144A)	178,394
230,006	3.91	WinWater Mortgage Loan Trust 2015-2, Floating Rate Note, 2/20/45 (144A)	217,384
101,526	3.50	WinWater Mortgage Loan Trust 2015-3 REMICS, Floating Rate Note, 3/20/45 (144A)	102,200
248,427	3.50	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)	250,263
176,473	3.50	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)	176,156
126,411	3.80	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)	126,858
145,859	3.80	WinWater Mortgage Loan Trust 2015-5, Floating Rate Note, 8/20/45 (144A)	137,897
104,294	3.50	WinWater Mortgage Loan Trust 2016-1, Floating Rate Note, 1/22/46 (144A)	105,117
			$24,757,761
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $25,058,134)	$24,757,761

		CORPORATE BONDS - 30.7%
		Energy - 4.3%
		Oil & Gas Drilling - 0.2%
235,000		Rowan Companies, Inc., 4.75%, 1/15/24	$210,912
128,000		Rowan Companies, Inc., 5.85%, 1/15/44	98,560
			$309,472
		Integrated Oil & Gas - 0.6%
225,000		BP Capital Markets Plc, 3.062%, 3/17/22	$228,102
225,000		Chevron Corp., 2.193%, 11/15/19	226,983
165,000		Petroleos Mexicanos, 3.5%, 1/30/23	157,228
115,000		Petroleos Mexicanos, 6.5%, 3/13/27 (144A)	123,711
200,000		Sinopec Group Overseas Development 2015, Ltd., 2.5%, 4/28/20 (144A)	199,100
			$935,124
		Oil & Gas Exploration & Production - 0.5%
229,000		Canadian Natural Resources, Ltd., 6.25%, 3/15/38	$262,125
80,000		Canadian Natural Resources, Ltd., 6.75%, 2/1/39	93,425
200,000		CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	208,392
145,000		Newfield Exploration Co., 5.625%, 7/1/24	152,794
			$716,736
		Oil & Gas Refining & Marketing - 0.4%
234,000		EnLink Midstream Partners LP, 4.4%, 4/1/24	$236,792
50,000		EnLink Midstream Partners LP, 4.85%, 7/15/26	51,594
140,000		Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	150,940
75,000		Motiva Enterprises LLC, 6.85%, 1/15/40 (144A)	89,850
125,000		Valero Energy Corp., 6.625%, 6/15/37	147,953
			$677,129
		Oil & Gas Storage & Transportation - 2.6%
380,000		Boardwalk Pipelines LP, 4.95%, 12/15/24	$400,180
105,000		Boardwalk Pipelines LP, 5.95%, 6/1/26	116,274
100,000		DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)	112,250
290,000		Enbridge Energy Partners LP, 7.375%, 10/15/45	353,649
95,000		Energy Transfer Equity LP, 5.875%, 1/15/24	100,938
175,000		Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	177,199
453,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46	439,736
110,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45	112,392
110,000		MPLX LP, 4.875%, 12/1/24	115,713
50,000		MPLX LP, 4.875%, 6/1/25	52,374
110,000		MPLX LP, 5.5%, 2/15/23	113,410
360,000		Plains All American Pipeline LP, 4.65%, 10/15/25	370,835
150,000		Plains All American Pipeline LP, 4.7%, 6/15/44	135,750
375,000		Sabine Pass Liquefaction LLC, 5.0%, 3/15/27 (144A)	392,001
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	208,600
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	52,806
25,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	25,987
89,000		The Williams Companies, Inc., 7.75%, 6/15/31	104,575
215,000		TransCanada PipeLines, Ltd., 1.875%, 1/12/18	215,220
305,000		Williams Partners LP, 5.1%, 9/15/45	302,444
			$3,902,333
		Total Energy	$6,540,794
		Materials - 0.8%
		Diversified Chemicals - 0.2%
245,000		CF Industries, Inc., 5.375%, 3/15/44	$213,762
		Fertilizers & Agricultural Chemicals - 0.3%
475,000		Agrium, Inc., 5.25%, 1/15/45	$515,302
		Construction Materials - 0.1%
200,000		CRH America, Inc., 3.875%, 5/18/25 (144A)	$205,223
		Metal & Glass Containers - 0.0%+
60,000		Ball Corp., 4.0%, 11/15/23	$60,075
		Paper Packaging - 0.1%
120,000		International Paper Co., 6.0%, 11/15/41	$138,922
		Diversified Metals & Mining - 0.1%
40,000		Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$40,100
45,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23	41,383
100,000		Freeport-McMoRan, Inc., 4.55%, 11/14/24	93,125
			$174,608
		Total Materials	$1,307,892
		Capital Goods - 2.1%
		Aerospace & Defense - 1.2%
125,000		Embraer Netherlands Finance BV, 5.4%, 2/1/27	$128,935
314,000		L3 Technologies, Inc., 3.95%, 5/28/24	323,473
300,000		Lockheed Martin Corp., 3.1%, 1/15/23	304,104
470,000		Rockwell Collins Inc., 3.2%, 3/15/24	469,463
285,000		Spirit AeroSystems, Inc., 3.85%, 6/15/26	284,378
355,000		United Technologies Corp., 1.778%, 5/4/18 (Step)	354,900
			$1,865,253
		Building Products - 0.6%
270,000		Fortune Brands Home & Security, Inc., 3.0%, 6/15/20	$273,279
265,000		Masco Corp., 4.375%, 4/1/26	275,391
25,000		Masco Corp., 5.95%, 3/15/22	28,078
210,000		Owens Corning, 3.4%, 8/15/26	203,367
175,000		Owens Corning, 4.2%, 12/1/24	180,297
			$960,412
		Construction & Engineering - 0.0%+
40,000		Amsted Industries, Inc., 5.0%, 3/15/22 (144A)	$40,200
		Industrial Conglomerates - 0.3%
250,000		General Electric Co., 5.3%, 2/11/21	$276,833
73,000		Tyco Electronics Group SA, 6.55%, 10/1/17	74,775
			$351,608
		Total Capital Goods	$3,217,473
		Commercial Services & Supplies - 0.2%
		Environmental & Facilities Services - 0.0%+
75,000		Republic Services, Inc., 2.9%, 7/1/26	$72,457
		Research & Consulting Services - 0.2%
222,000		Verisk Analytics, Inc., 5.5%, 6/15/45	$241,086
		Total Commercial Services & Supplies	$313,543
		Transportation - 1.0%
		Airlines - 0.1%
85,000		Delta Air Lines, Inc., 2.875%, 3/13/20	$85,688
		Railroads - 0.7%
515,000		Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	$514,321
250,000		TTX Co., 3.6%, 1/15/25 (144A)	252,470
375,000		Union Pacific Corp., 3.375%, 2/1/35	361,626
			$1,128,417
		Highways & Railtracks - 0.2%
200,000		ERAC USA Finance LLC, 3.3%, 12/1/26 (144A)	$191,581
175,000		ERAC USA Finance LLC, 4.5%, 2/15/45 (144A)	167,321
			$358,902
		Total Transportation	$1,573,007
		Automobiles & Components - 0.7%
		Automobile Manufacturers - 0.7%
225,000		Ford Motor Credit Co LLC, 2.24%, 6/15/18	$225,768
200,000		Ford Motor Credit Co LLC, 3.219%, 1/9/22	201,224
280,000		Ford Motor Credit Co LLC, 4.389%, 1/8/26	285,981
350,000		Toyota Motor Credit Corp., 2.125%, 7/18/19	352,778
			$1,065,751
		Total Automobiles & Components	$1,065,751
		Consumer Durables & Apparel - 0.1%
		Homebuilding - 0.1%
195,000		Lennar Corp., 4.75%, 4/1/21	$203,288
		Total Consumer Durables & Apparel	$203,288
		Consumer Services - 0.1%
		Education Services - 0.1%
50,000		President & Fellows of Harvard College, 2.3%, 10/1/23	$49,104
100,000		Tufts University, 5.017%, 4/15/12	100,142
			$149,246
		Total Consumer Services	$149,246
		Media - 0.9%
		Cable & Satellite - 0.7%
315,000		Charter Communications Operating LLC, 6.384%, 10/23/35	$358,077
375,000		Comcast Corp., 5.65%, 6/15/35	444,167
100,000		Sky Plc, 6.1%, 2/15/18 (144A)	103,588
25,000		Time Warner Cable LLC, 6.55%, 5/1/37	28,667
100,000		Videotron, Ltd., 5.375%, 6/15/24 (144A)	103,875
			$1,038,374
		Movies & Entertainment - 0.2%
310,000		Time Warner, Inc., 4.7%, 1/15/21	$332,338
		Total Media	$1,370,712
		Retailing - 0.7%
		Internet Retail - 0.5%
175,000		Expedia, Inc., 4.5%, 8/15/24	$183,186
185,000		Expedia, Inc., 5.0%, 2/15/26	197,718
50,000		The Priceline Group, Inc., 3.6%, 6/1/26	49,673
300,000		The Priceline Group, Inc., 3.65%, 3/15/25	301,874
			$732,451
		Home Improvement Retail - 0.1%
210,000		The Home Depot, Inc., 2.625%, 6/1/22	$211,714
		Automotive Retail - 0.1%
110,000		AutoZone, Inc., 2.5%, 4/15/21	$108,968
		Total Retailing	$1,053,133
		Food & Staples Retailing - 0.4%
		Drug Retail - 0.2%
35,714		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$38,571
91,462		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	102,572
51,969		CVS Pass-Through Trust, 5.926%, 1/10/34 (144A)	59,359
158,243		CVS Pass-Through Trust, 6.036%, 12/10/28	177,876
			$378,378
		Food Retail - 0.2%
55,000		The Kroger Co., 1.5%, 9/30/19	$54,181
225,000		The Kroger Co., 2.95%, 11/1/21	226,366
25,000		The Kroger Co., 3.4%, 4/15/22	25,544
			$306,091
		Total Food & Staples Retailing	$684,469
		Food, Beverage & Tobacco - 1.0%
		Brewers - 0.1%
100,000	2.29	Anheuser-Busch InBev Finance, Inc., Floating Rate Note, 2/1/21	$103,009
		Distillers & Vintners - 0.3%
290,000		Constellation Brands, Inc., 3.7%, 12/6/26	$289,706
250,000		Pernod Ricard SA, 3.25%, 6/8/26 (144A)	247,870
			$537,576
		Packaged Foods & Meats - 0.4%
350,000		Kraft Heinz Foods Co., 3.5%, 6/6/22	$358,026
225,000		Smithfield Foods, Inc., 2.7%, 1/31/20 (144A)	224,842
			$582,868
		Tobacco - 0.2%
345,000		Reynolds American, Inc., 4.45%, 6/12/25	$363,150
		Total Food, Beverage & Tobacco	$1,586,603
		Health Care Equipment & Services - 0.3%
		Health Care Equipment - 0.2%
346,000		Becton Dickinson and Co., 3.734%, 12/15/24	$356,163
		Managed Health Care - 0.1%
130,000		Humana, Inc., 3.95%, 3/15/27	$132,923
		Total Health Care Equipment & Services	$489,086
		Pharmaceuticals, Biotechnology & Life Sciences - 2.2%
		Biotechnology - 1.1%
25,000		AbbVie, Inc., 2.85%, 5/14/23	$24,527
530,000		AbbVie, Inc., 3.6%, 5/14/25	530,100
280,000		Amgen, Inc., 4.4%, 5/1/45	271,779
125,000		Amgen, Inc., 5.375%, 5/15/43	136,983
450,000		Baxalta, Inc., 3.6%, 6/23/22	460,004
200,000		Biogen, Inc., 3.625%, 9/15/22	206,278
125,000		Biogen, Inc., 4.05%, 9/15/25	129,530
			$1,759,201
		Pharmaceuticals - 0.8%
75,000		Johnson & Johnson, 4.375%, 12/5/33	$82,666
375,000		Mylan NV, 3.95%, 6/15/26	367,059
200,000		Perrigo Finance Unlimited Co., 3.5%, 3/15/21	203,903
200,000		Perrigo Finance Unlimited Co., 3.9%, 12/15/24	199,308
375,000		Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	356,178
			$1,209,114
		Life Sciences Tools & Services - 0.3%
23,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$23,594
380,000		Thermo Fisher Scientific, Inc., 3.0%, 4/15/23	376,555
			$400,149
		Total Pharmaceuticals, Biotechnology & Life Sciences	$3,368,464
		Banks - 4.3%
		Diversified Banks - 4.1%
200,000		Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)	$207,780
200,000		Bank of America Corp., 4.2%, 8/26/24	203,663
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	225,748
250,000		Barclays Plc, 4.375%, 1/12/26	253,338
150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)	153,525
150,000		BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	164,250
450,000	7.62	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)	478,125
200,000		BPCE SA, 4.875%, 4/1/26 (144A)	202,112
415,000	6.25	Citigroup, Inc., Floating Rate Note (Perpetual)	447,681
90,000		Cooperatieve Rabobank UA, 3.875%, 2/8/22	94,741
250,000		Cooperatieve Rabobank UA, 3.95%, 11/9/22	256,558
475,000	8.12	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	505,875
200,000	7.88	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)	203,350
250,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22	253,402
150,000		HSBC Bank Plc, 7.65%, 5/1/25	183,150
200,000	6.88	HSBC Holdings Plc, Floating Rate Note (Perpetual)	213,000
200,000	6.50	ING Groep NV, Floating Rate Note, 12/29/49	198,700
400,000	7.70	Intesa Sanpaolo S.p.A., Floating Rate Note (Perpetual) (144A)	382,000
89,000		JPMorgan Chase & Co., 5.625%, 8/16/43	101,365
200,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	208,193
225,000	6.12	Nordea Bank AB, Floating Rate Note (Perpetual) (144A)	227,250
435,000	8.62	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)	453,488
160,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)	164,200
200,000		Standard Chartered Plc, 3.95%, 1/11/23 (144A)	200,107
210,000		Wells Fargo Bank NA, 6.0%, 11/15/17	215,674
			$6,197,275
		Regional Banks - 0.2%
300,000		KeyCorp, 5.1%, 3/24/21	$327,387
		Total Banks	$6,524,662
		Diversified Financials - 2.5%
		Other Diversified Financial Services - 0.1%
146,000	6.75	JPMorgan Chase & Co., Floating Rate Note, (Perpetual)	$160,965
		Specialized Finance - 0.3%
450,000		USAA Capital Corp., 2.45%, 8/1/20 (144A)	$452,802
		Consumer Finance - 0.9%
100,000		Ally Financial, Inc., 4.625%, 3/30/25	$99,500
200,000		Ally Financial, Inc., 5.125%, 9/30/24	205,750
190,000		American Honda Finance Corp., 1.2%, 7/14/17	189,968
250,000		Capital One Financial Corp., 3.75%, 4/24/24	254,249
440,000		General Motors Financial Co, Inc., 4.0%, 1/15/25	442,206
175,000		Hyundai Capital America, 2.0%, 3/19/18 (144A)	175,158
			$1,366,831
		Asset Management & Custody Banks - 0.6%
275,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)	$324,185
125,000		Legg Mason, Inc., 3.95%, 7/15/24	126,050
100,000		Legg Mason, Inc., 4.75%, 3/15/26	104,913
345,000	2.09	The Bank of New York Mellon Corp., Floating Rate Note, 10/30/23	352,893
			$908,041
		Investment Banking & Brokerage - 0.3%
175,000		Morgan Stanley, 4.1%, 5/22/23	$180,738
250,000		UBS AG, 7.625%, 8/17/22	289,050
			$469,788
		Diversified Capital Markets - 0.3%
200,000	2.70	ICBCIL Finance Co, Ltd., Floating Rate Note, 11/13/18 (144A)	$202,074
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	206,718
			$408,792
		Total Diversified Financials	$3,767,219
		Insurance - 1.5%
		Insurance Brokers - 0.2%
275,000		Brown & Brown, Inc., 4.2%, 9/15/24	$281,943
		Life & Health Insurance - 0.7%
200,000		Aflac, Inc., 3.625%, 11/15/24	$206,070
75,000		Principal Life Global Funding II, 1.5%, 4/18/19 (144A)	74,366
145,000		Protective Life Corp., 7.375%, 10/15/19	162,946
275,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	298,856
304,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	401,837
			$1,144,075
		Multi-line Insurance - 0.3%
225,000		AIG, 3.875%, 1/15/35	$205,596
90,000		AXA SA, 8.6%, 12/15/30	125,010
125,000		Liberty Mutual Insurance Co., 7.697% (Perpetual) (144A)	161,168
			$491,774
		Property & Casualty Insurance - 0.3%
300,000		CNA Financial Corp., 4.5%, 3/1/26	$317,065
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	85,020
			$402,085
		Reinsurance - 0.0%+
50,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(e)	$290
50,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d)(e)	55,115
			$55,405
		Total Insurance	$2,375,282
		Real Estate - 1.3%
		Diversified REIT - 0.6%
160,000		Duke Realty LP, 3.625%, 4/15/23	$162,112
215,000		Duke Realty LP, 3.75%, 12/1/24	218,853
360,000		Essex Portfolio LP, 3.5%, 4/1/25	356,632
145,000		Ventas Realty LP, 3.125%, 6/15/23	143,128
			$880,725
		Office REIT - 0.4%
75,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20	$75,232
50,000		Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23	51,170
25,000		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27	24,991
200,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	212,491
50,000		Highwoods Realty LP, 3.2%, 6/15/21	50,299
115,000		Highwoods Realty LP, 3.625%, 1/15/23	115,999
			$530,182
		Health Care REIT - 0.1%
205,000		Healthcare Trust of America Holdings LP, 3.5%, 8/1/26	$197,144
		Residential REIT - 0.2%
350,000		UDR, Inc., 4.0%, 10/1/25	$357,011
		Total Real Estate	$1,965,062
		Software & Services - 0.9%
		Data Processing & Outsourced Services - 0.2%
125,000		Cardtronics, Inc., 5.125%, 8/1/22	$126,562
165,000		Visa, Inc., 2.2%, 12/14/20	165,484
			$292,046
		Application Software - 0.2%
340,000		Adobe Systems, Inc., 3.25%, 2/1/25	$343,481
		Systems Software - 0.5%
165,000		CA, Inc., 3.6%, 8/15/22	$167,426
220,000		Microsoft Corp., 2.0%, 8/8/23	211,533
375,000		Oracle Corp., 2.5%, 5/15/22	373,961
			$752,920
		Total Software & Services	$1,388,447
		Technology Hardware & Equipment - 0.5%
		Communications Equipment - 0.1%
130,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23	$132,600
		Electronic Components - 0.2%
63,000	3.20	Amphenol Corp., 3.2%, 4/1/24	$63,086
300,000		Amphenol Corp., 3.125%, 9/15/21	306,194
			$369,280
		Electronic Manufacturing Services - 0.2%
250,000		Flex, Ltd., 4.75%, 6/15/25	$262,522
		Total Technology Hardware & Equipment	$764,402
		Semiconductors & Semiconductor Equipment - 0.5%
		Semiconductors - 0.5%
360,000		Broadcom Corp., 3.625%, 1/15/24 (144A)	$362,653
250,000		Intel Corp., 4.8%, 10/1/41	276,910
70,000		Intel Corp., 4.9%, 7/29/45	78,490
			$718,053
		Total Semiconductors & Semiconductor Equipment	$718,053
		Telecommunication Services - 1.7%
		Integrated Telecommunication Services - 1.5%
75,000		AT&T, Inc., 3.8%, 3/15/22	$77,577
417,000		AT&T, Inc., 3.95%, 1/15/25	420,518
100,000		AT&T, Inc., 4.75%, 5/15/46	93,309
450,000		AT&T, Inc., 5.25%, 3/1/37	458,754
65,000		CenturyLink, Inc., 5.8%, 3/15/22	67,031
500,000		Deutsche Telekom International Finance BV, 3.6%, 1/19/27 (144A)	497,814
100,000		Frontier Communications Corp., 7.125%, 1/15/23	87,719
100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)	98,718
165,000		Verizon Communications, Inc., 5.15%, 9/15/23	181,599
295,000		Verizon Communications, Inc., 5.25%, 3/16/37	304,992
			$2,288,031
		Wireless Telecommunication Services - 0.2%
155,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$164,978
100,000		SBA Tower Trust, 2.877%, 7/15/21 (144A)	99,411
			$264,389
		Total Telecommunication Services	$2,552,420
		Utilities - 2.7%
		Electric Utilities - 1.8%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$30,615
100,000		Electricite de France SA, 6.0%, 1/22/14 (144A)	101,645
200,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)	197,000
225,000		Exelon Corp., 2.85%, 6/15/20	227,950
3,432		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	3,432
135,000		Iberdrola International BV, 6.75%, 7/15/36	169,276
200,000		Indiana Michigan Power Co., 4.55%, 3/15/46	211,256
200,000		Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)	216,492
298,000		NextEra Energy Capital Holdings, Inc., 2.3%, 4/1/19	299,816
13,859		OrCal Geothermal, Inc., 6.21%, 12/30/20 (144A)	13,651
300,000		PPL Capital Funding, Inc., 3.1%, 5/15/26	288,134
100,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	106,552
53,571		Southern California Edison Co., 1.845%, 2/1/22	52,881
200,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)	222,000
335,000		Southwestern Electric Power Co., 3.9%, 4/1/45	316,272
80,000		Talen Energy Supply LLC, 6.5%, 6/1/25	67,800
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	231,375
			$2,756,147
		Gas Utilities - 0.2%
75,000		AmeriGas Partners LP, 5.5%, 5/20/25	$74,438
216,382		Nakilat, Inc., 6.267%, 12/31/33 (144A)	245,593
			$320,031
		Multi-Utilities - 0.5%
300,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	$319,205
150,000		Dominion Resources, Inc. Virginia, 4.45%, 3/15/21	159,933
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	221,240
71,429		San Diego Gas & Electric Co., 1.914%, 2/1/22	70,564
			$770,942
		Independent Power Producers & Energy Traders - 0.2%
70,919		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$77,741
68,145		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	70,945
120,000		NRG Energy, Inc., 6.625%, 3/15/23	122,775
			$271,461
		Total Utilities	$4,118,581
		TOTAL CORPORATE BONDS
		(Cost $46,222,461)	$47,097,589

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 50.2%
87,000		Fannie Mae Pool, 4.5%, 4/1/44 (TBA)	$93,280
19,019		Fannie Mae, 2.5%, 2/1/43	18,214
81,640		Fannie Mae, 2.5%, 2/1/43	78,183
17,021		Fannie Mae, 2.5%, 3/1/43	16,300
20,588		Fannie Mae, 2.5%, 4/1/45	19,633
23,822		Fannie Mae, 2.5%, 4/1/45	22,717
28,843		Fannie Mae, 2.5%, 4/1/45	27,505
41,562		Fannie Mae, 2.5%, 4/1/45	39,635
43,375		Fannie Mae, 2.5%, 4/1/45	41,365
62,906		Fannie Mae, 2.5%, 4/1/45	59,990
32,841		Fannie Mae, 2.5%, 7/1/30	33,021
33,051		Fannie Mae, 2.5%, 7/1/30	33,231
59,210		Fannie Mae, 2.5%, 7/1/30	59,533
19,035		Fannie Mae, 2.5%, 8/1/43	18,230
83,602		Fannie Mae, 2.5%, 8/1/45	79,731
296,441		Fannie Mae, 3.0%, 1/1/47	295,499
95,326		Fannie Mae, 3.0%, 10/1/30	97,844
281,356		Fannie Mae, 3.0%, 10/1/46	279,088
214,206		Fannie Mae, 3.0%, 11/1/42	213,543
279,766		Fannie Mae, 3.0%, 11/1/46	277,510
31,905		Fannie Mae, 3.0%, 12/1/42	31,806
96,945		Fannie Mae, 3.0%, 12/1/42	96,646
71,773		Fannie Mae, 3.0%, 2/1/43	71,551
86,786		Fannie Mae, 3.0%, 2/1/43	86,517
31,160		Fannie Mae, 3.0%, 3/1/29	31,978
84,034		Fannie Mae, 3.0%, 3/1/43	83,773
45,671		Fannie Mae, 3.0%, 3/1/45	45,438
95,000		Fannie Mae, 3.0%, 3/1/47	94,234
106,430		Fannie Mae, 3.0%, 4/1/43	106,084
43,378		Fannie Mae, 3.0%, 4/1/45	43,160
170,000		Fannie Mae, 3.0%, 4/12/17	168,512
275,000		Fannie Mae, 3.0%, 4/19/17 (TBA)	281,965
241,867		Fannie Mae, 3.0%, 5/1/30	248,218
229,622		Fannie Mae, 3.0%, 5/1/31	235,988
17,765		Fannie Mae, 3.0%, 5/1/43	17,710
18,406		Fannie Mae, 3.0%, 5/1/43	18,345
84,938		Fannie Mae, 3.0%, 5/1/43	84,675
305,519		Fannie Mae, 3.0%, 5/1/43	304,541
23,185		Fannie Mae, 3.0%, 5/1/46	23,067
96,634		Fannie Mae, 3.0%, 5/1/46	96,322
220,360		Fannie Mae, 3.0%, 6/1/45	219,524
58,970		Fannie Mae, 3.0%, 7/1/30	60,519
50,148		Fannie Mae, 3.0%, 8/1/42	49,992
396,610		Fannie Mae, 3.0%, 8/1/42	395,382
47,581		Fannie Mae, 3.0%, 8/1/43	47,422
113,404		Fannie Mae, 3.0%, 9/1/42	113,053
37,879		Fannie Mae, 3.0%, 9/1/43	37,752
150,444		Fannie Mae, 3.0%, 9/1/46	149,231
189,662		Fannie Mae, 3.5%, 1/1/46	194,117
235,181		Fannie Mae, 3.5%, 1/1/46	240,705
98,199		Fannie Mae, 3.5%, 1/1/47	100,506
199,391		Fannie Mae, 3.5%, 1/1/47	204,076
249,099		Fannie Mae, 3.5%, 1/1/47	256,071
413,220		Fannie Mae, 3.5%, 1/1/47	423,698
13,527		Fannie Mae, 3.5%, 10/1/41	13,939
47,818		Fannie Mae, 3.5%, 10/1/45	49,018
24,773		Fannie Mae, 3.5%, 10/1/46	25,398
34,747		Fannie Mae, 3.5%, 10/1/46	35,563
34,074		Fannie Mae, 3.5%, 11/1/40	35,061
359,614		Fannie Mae, 3.5%, 11/1/45	371,128
88,081		Fannie Mae, 3.5%, 12/1/44	90,419
78,157		Fannie Mae, 3.5%, 12/1/45	79,993
212,222		Fannie Mae, 3.5%, 12/1/45	217,207
225,401		Fannie Mae, 3.5%, 12/1/45	230,696
172,006		Fannie Mae, 3.5%, 12/1/46	176,046
228,554		Fannie Mae, 3.5%, 2/1/45	235,019
359,985		Fannie Mae, 3.5%, 2/1/45	370,789
20,559		Fannie Mae, 3.5%, 2/1/46	21,042
82,953		Fannie Mae, 3.5%, 2/1/46	84,902
167,324		Fannie Mae, 3.5%, 2/1/46	171,255
374,189		Fannie Mae, 3.5%, 2/1/47	382,980
68,046		Fannie Mae, 3.5%, 3/1/46	69,644
145,073		Fannie Mae, 3.5%, 4/1/45	148,481
135,879		Fannie Mae, 3.5%, 4/1/46	139,071
7,000,000		Fannie Mae, 3.5%, 4/12/17 (TBA)	7,160,234
276,195		Fannie Mae, 3.5%, 5/1/44	283,579
70,285		Fannie Mae, 3.5%, 5/1/46	72,219
170,870		Fannie Mae, 3.5%, 6/1/42	175,631
257,918		Fannie Mae, 3.5%, 6/1/45	264,378
93,586		Fannie Mae, 3.5%, 7/1/42	96,188
285,610		Fannie Mae, 3.5%, 7/1/45	292,319
365,593		Fannie Mae, 3.5%, 7/1/46	374,181
64,821		Fannie Mae, 3.5%, 8/1/42	66,620
93,195		Fannie Mae, 3.5%, 8/1/42	95,785
61,488		Fannie Mae, 3.5%, 8/1/45	62,932
66,173		Fannie Mae, 3.5%, 8/1/45	67,727
89,118		Fannie Mae, 3.5%, 8/1/45	91,211
265,039		Fannie Mae, 3.5%, 8/1/45	273,517
266,560		Fannie Mae, 3.5%, 8/1/46	272,821
26,521		Fannie Mae, 3.5%, 9/1/26	27,748
72,714		Fannie Mae, 3.5%, 9/1/45	74,804
157,323		Fannie Mae, 3.5%, 9/1/45	161,019
177,058		Fannie Mae, 3.5%, 9/1/45	181,217
230,077		Fannie Mae, 3.5%, 9/1/45	236,549
272,803		Fannie Mae, 3.5%, 9/1/46	279,212
6,097		Fannie Mae, 4.0%, 1/1/42	6,420
96,330		Fannie Mae, 4.0%, 1/1/42	101,412
83,096		Fannie Mae, 4.0%, 1/1/46	87,178
268,231		Fannie Mae, 4.0%, 10/1/40	285,129
444,646		Fannie Mae, 4.0%, 10/1/43	468,737
67,652		Fannie Mae, 4.0%, 10/1/44	70,983
95,955		Fannie Mae, 4.0%, 10/1/45	100,688
160,950		Fannie Mae, 4.0%, 10/1/45	168,844
168,682		Fannie Mae, 4.0%, 10/1/45	176,956
8,962		Fannie Mae, 4.0%, 11/1/41	9,437
279,336		Fannie Mae, 4.0%, 11/1/43	295,636
81,412		Fannie Mae, 4.0%, 11/1/45	85,404
101,829		Fannie Mae, 4.0%, 11/1/45	106,851
126,304		Fannie Mae, 4.0%, 11/1/45	132,502
348,367		Fannie Mae, 4.0%, 11/1/45	368,310
59,548		Fannie Mae, 4.0%, 11/1/46	62,487
68,803		Fannie Mae, 4.0%, 11/1/46	72,199
34,678		Fannie Mae, 4.0%, 12/1/40	36,873
13,507		Fannie Mae, 4.0%, 12/1/41	14,202
329,392		Fannie Mae, 4.0%, 12/1/43	345,612
255,878		Fannie Mae, 4.0%, 12/1/45	268,465
80,990		Fannie Mae, 4.0%, 2/1/42	85,217
196,821		Fannie Mae, 4.0%, 2/1/46	206,691
31,772		Fannie Mae, 4.0%, 3/1/42	33,481
198,789		Fannie Mae, 4.0%, 3/1/45	208,528
81,337		Fannie Mae, 4.0%, 4/1/42	85,623
47,046		Fannie Mae, 4.0%, 4/1/46	49,368
330,000		Fannie Mae, 4.0%, 4/12/17 (TBA)	346,139
207,190		Fannie Mae, 4.0%, 5/1/46	217,407
203,284		Fannie Mae, 4.0%, 6/1/46	213,318
113,177		Fannie Mae, 4.0%, 7/1/41	119,329
25,169		Fannie Mae, 4.0%, 7/1/42	26,591
197,039		Fannie Mae, 4.0%, 7/1/42	207,310
12,623		Fannie Mae, 4.0%, 7/1/44	13,242
42,113		Fannie Mae, 4.0%, 7/1/44	44,181
205,796		Fannie Mae, 4.0%, 7/1/46	215,953
360,761		Fannie Mae, 4.0%, 7/1/46	378,568
620,624		Fannie Mae, 4.0%, 8/1/42	653,503
196,552		Fannie Mae, 4.0%, 8/1/43	206,254
286,497		Fannie Mae, 4.0%, 8/1/43	300,733
122,475		Fannie Mae, 4.0%, 8/1/44	128,507
202,363		Fannie Mae, 4.0%, 8/1/44	212,338
201,698		Fannie Mae, 4.0%, 8/1/46	211,654
206,481		Fannie Mae, 4.0%, 8/1/46	216,672
210,164		Fannie Mae, 4.0%, 8/1/46	220,537
183,153		Fannie Mae, 4.0%, 9/1/43	192,218
191,689		Fannie Mae, 4.0%, 9/1/43	201,179
52,435		Fannie Mae, 4.5%, 11/1/40	56,391
99,653		Fannie Mae, 4.5%, 11/1/43	106,846
9,254		Fannie Mae, 4.5%, 12/1/40	9,977
33,062		Fannie Mae, 4.5%, 12/1/41	35,577
125,794		Fannie Mae, 4.5%, 2/1/44	134,929
145,654		Fannie Mae, 4.5%, 2/1/44	156,225
144,814		Fannie Mae, 4.5%, 2/1/47	155,617
6,743		Fannie Mae, 4.5%, 4/1/41	7,255
134,087		Fannie Mae, 4.5%, 5/1/41	144,989
295,927		Fannie Mae, 4.5%, 5/1/41	318,563
412,584		Fannie Mae, 4.5%, 5/1/41	443,802
265,050		Fannie Mae, 4.5%, 5/1/46	284,809
929,856		Fannie Mae, 4.5%, 6/1/44	1,000,074
102,515		Fannie Mae, 4.5%, 7/1/41	110,233
317,478		Fannie Mae, 4.5%, 8/1/40	341,721
343,717		Fannie Mae, 4.5%, 8/1/44	368,504
40,818		Fannie Mae, 5.0%, 10/1/20	42,694
9,462		Fannie Mae, 5.0%, 6/1/40	10,354
6,605		Fannie Mae, 5.0%, 7/1/19	6,794
5,540		Fannie Mae, 5.0%, 7/1/40	6,061
37,726		Fannie Mae, 5.5%, 10/1/35	42,033
8,940		Fannie Mae, 5.5%, 12/1/34	10,019
2,877		Fannie Mae, 5.5%, 3/1/18	2,900
11,795		Fannie Mae, 5.5%, 9/1/33	13,117
2,784		Fannie Mae, 6.0%, 10/1/32	3,152
2,971		Fannie Mae, 6.0%, 11/1/32	3,354
15,348		Fannie Mae, 6.0%, 11/1/32	17,334
9,196		Fannie Mae, 6.0%, 4/1/33	10,388
16,117		Fannie Mae, 6.0%, 5/1/33	18,433
10,703		Fannie Mae, 6.0%, 6/1/33	12,084
16,683		Fannie Mae, 6.0%, 7/1/34	19,057
3,726		Fannie Mae, 6.0%, 7/1/38	4,209
7,340		Fannie Mae, 6.0%, 9/1/29	8,364
5,389		Fannie Mae, 6.0%, 9/1/34	6,134
3,054		Fannie Mae, 6.5%, 1/1/32	3,396
2,156		Fannie Mae, 6.5%, 2/1/32	2,398
1,528		Fannie Mae, 6.5%, 3/1/32	1,699
2,696		Fannie Mae, 6.5%, 3/1/32	2,998
1,087		Fannie Mae, 6.5%, 4/1/29	1,209
3,214		Fannie Mae, 6.5%, 4/1/32	3,574
1,570		Fannie Mae, 6.5%, 7/1/21	1,746
21,929		Fannie Mae, 6.5%, 7/1/34	24,585
3,758		Fannie Mae, 6.5%, 8/1/32	4,185
4,276		Fannie Mae, 6.5%, 8/1/32	4,894
2,678		Fannie Mae, 7.0%, 1/1/32	3,160
861		Fannie Mae, 7.0%, 11/1/29	863
682		Fannie Mae, 7.0%, 7/1/31	720
1,105		Fannie Mae, 7.0%, 8/1/19	1,145
854		Fannie Mae, 7.0%, 9/1/18	870
4,728		Fannie Mae, 7.0%, 9/1/30	4,879
1,618		Fannie Mae, 7.5%, 2/1/31	1,921
5,513		Fannie Mae, 8.0%, 10/1/30	6,574
72,922		Federal Home Loan Mortgage Corp., 2.5%, 11/1/22	74,122
47,071		Federal Home Loan Mortgage Corp., 3.0%, 1/1/43	46,949
78,921		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29	81,018
42,677		Federal Home Loan Mortgage Corp., 3.0%, 11/1/30	43,814
215,345		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42	214,712
44,685		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	44,423
74,761		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46	74,123
72,968		Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	72,778
103,618		Federal Home Loan Mortgage Corp., 3.0%, 2/1/43	103,348
224,651		Federal Home Loan Mortgage Corp., 3.0%, 2/1/47	222,734
30,000		Federal Home Loan Mortgage Corp., 3.0%, 3/1/47	29,744
72,855		Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	72,641
202,046		Federal Home Loan Mortgage Corp., 3.0%, 4/1/43	201,519
645,000		Federal Home Loan Mortgage Corp., 3.0%, 4/12/17 (TBA)	639,054
72,996		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43	72,722
47,341		Federal Home Loan Mortgage Corp., 3.0%, 5/1/45	47,042
144,442		Federal Home Loan Mortgage Corp., 3.0%, 6/1/46	143,598
38,938		Federal Home Loan Mortgage Corp., 3.0%, 8/1/45	38,607
27,569		Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	27,498
31,118		Federal Home Loan Mortgage Corp., 3.0%, 9/1/42	31,026
126,031		Federal Home Loan Mortgage Corp., 3.0%, 9/1/46	124,956
88,258		Federal Home Loan Mortgage Corp., 3.5%, 1/1/47	90,325
31,571		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	32,440
49,172		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	50,512
64,221		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42	66,026
76,117		Federal Home Loan Mortgage Corp., 3.5%, 10/1/44	77,960
231,714		Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	237,140
252,497		Federal Home Loan Mortgage Corp., 3.5%, 10/1/45	259,596
50,803		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28	53,289
507,369		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45	519,919
213,162		Federal Home Loan Mortgage Corp., 3.5%, 12/1/44	218,179
139,269		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	142,530
421,417		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46	433,269
125,193		Federal Home Loan Mortgage Corp., 3.5%, 3/1/46	128,124
67,722		Federal Home Loan Mortgage Corp., 3.5%, 5/1/42	69,567
211,697		Federal Home Loan Mortgage Corp., 3.5%, 5/1/46	216,680
299,536		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45	307,958
90,824		Federal Home Loan Mortgage Corp., 3.5%, 7/1/29	94,824
254,804		Federal Home Loan Mortgage Corp., 3.5%, 7/1/46	262,401
373,120		Federal Home Loan Mortgage Corp., 3.5%, 8/1/29	389,541
23,929		Federal Home Loan Mortgage Corp., 3.5%, 8/1/44	24,525
315,541		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	323,955
368,363		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46	378,435
71,405		Federal Home Loan Mortgage Corp., 4.0%, 1/1/46	74,956
252,343		Federal Home Loan Mortgage Corp., 4.0%, 10/1/42	265,539
47,733		Federal Home Loan Mortgage Corp., 4.0%, 10/1/43	50,107
40,682		Federal Home Loan Mortgage Corp., 4.0%, 10/1/45	42,705
251,196		Federal Home Loan Mortgage Corp., 4.0%, 11/1/41	267,140
61,275		Federal Home Loan Mortgage Corp., 4.0%, 12/1/40	64,666
29,075		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44	30,521
174,521		Federal Home Loan Mortgage Corp., 4.0%, 12/1/45	183,199
38,467		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	40,587
111,244		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44	117,375
289,387		Federal Home Loan Mortgage Corp., 4.0%, 2/1/46	303,777
183,336		Federal Home Loan Mortgage Corp., 4.0%, 3/1/46	192,452
725,000		Federal Home Loan Mortgage Corp., 4.0%, 3/1/47	761,051
97,259		Federal Home Loan Mortgage Corp., 4.0%, 4/1/45	102,096
175,000		Federal Home Loan Mortgage Corp., 4.0%, 4/12/17 (TBA)	183,559
115,824		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44	121,583
24,626		Federal Home Loan Mortgage Corp., 4.0%, 5/1/46	25,851
168,610		Federal Home Loan Mortgage Corp., 4.0%, 6/1/44	176,994
150,316		Federal Home Loan Mortgage Corp., 4.0%, 6/1/46	157,790
38,030		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	40,042
38,571		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	40,696
46,141		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	48,681
51,581		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44	54,146
239,750		Federal Home Loan Mortgage Corp., 4.0%, 7/1/46	251,671
241,025		Federal Home Loan Mortgage Corp., 4.0%, 8/1/46	253,011
7,153		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	7,786
5,126		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	5,379
24,270		Federal Home Loan Mortgage Corp., 5.0%, 12/1/39	26,612
14,067		Federal Home Loan Mortgage Corp., 5.0%, 5/1/39	15,405
6,434		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	7,000
23,169		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41	25,699
17,037		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	19,149
3,300		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	3,725
1,229		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	1,388
10,522		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	12,032
7,802		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	8,929
2,231		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	2,533
14,279		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	16,317
4,216		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	4,731
9,827		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	10,932
2,500		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	2,790
2,248		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	2,501
1,874		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	2,137
15,020		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	17,144
5,328		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	5,992
29,585		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	32,239
1,905		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	2,185
1,017		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	1,036
538		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	544
3,349		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	3,947
461		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	462
3,500		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	3,729
1,716		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	1,941
78,325		Federal National Mortgage Association, 2.5%, 4/1/45	74,694
144,505		Federal National Mortgage Association, 3.0%, 4/1/31	148,299
505,411		Federal National Mortgage Association, 3.5%, 2/1/45	517,283
223,276		Federal National Mortgage Association, 3.5%, 7/1/46	228,521
55,994		Federal National Mortgage Association, 4.0%, 10/1/45	58,750
124,370		Federal National Mortgage Association, 5.0%, 5/1/31	136,079
239,607		Government National Mortgage Association I, 3.5%, 1/15/45	248,533
61,417		Government National Mortgage Association I, 3.5%, 10/15/42	63,842
351,784		Government National Mortgage Association I, 3.5%, 11/15/41	365,613
143,884		Government National Mortgage Association I, 3.5%, 8/15/42	149,500
112,543		Government National Mortgage Association I, 3.5%, 8/15/46	116,797
115,925		Government National Mortgage Association I, 4.0%, 1/15/25	121,466
397,079		Government National Mortgage Association I, 4.0%, 3/15/44	419,347
158,508		Government National Mortgage Association I, 4.0%, 4/15/45 (TBA)	167,459
5,178		Government National Mortgage Association I, 4.0%, 6/15/45	5,468
224,756		Government National Mortgage Association I, 4.0%, 6/15/45	237,360
22,103		Government National Mortgage Association I, 4.0%, 7/15/45	23,351
69,488		Government National Mortgage Association I, 4.0%, 8/15/43	75,020
21,279		Government National Mortgage Association I, 4.0%, 8/15/45	22,600
63,519		Government National Mortgage Association I, 4.0%, 9/15/44	67,081
7,240		Government National Mortgage Association I, 4.5%, 4/15/20	7,535
106,801		Government National Mortgage Association I, 4.5%, 5/15/39	115,285
10,494		Government National Mortgage Association I, 4.5%, 8/15/41	11,221
1,569		Government National Mortgage Association I, 5.0%, 7/15/17	1,586
6,683		Government National Mortgage Association I, 5.0%, 7/15/19	7,095
13,501		Government National Mortgage Association I, 5.0%, 9/15/33	14,906
18,015		Government National Mortgage Association I, 5.5%, 10/15/34	20,086
14,623		Government National Mortgage Association I, 5.5%, 3/15/33	16,302
16,551		Government National Mortgage Association I, 5.5%, 7/15/33	18,670
41,323		Government National Mortgage Association I, 5.5%, 8/15/33	46,532
9,520		Government National Mortgage Association I, 6.0%, 1/15/33	11,028
2,811		Government National Mortgage Association I, 6.0%, 10/15/32	3,183
9,794		Government National Mortgage Association I, 6.0%, 10/15/32	11,083
25,492		Government National Mortgage Association I, 6.0%, 11/15/32	29,480
29,646		Government National Mortgage Association I, 6.0%, 11/15/32	33,831
14,338		Government National Mortgage Association I, 6.0%, 12/15/33	16,508
3,677		Government National Mortgage Association I, 6.0%, 2/15/18	3,689
17,324		Government National Mortgage Association I, 6.0%, 2/15/29	19,968
16,019		Government National Mortgage Association I, 6.0%, 4/15/28	18,442
75		Government National Mortgage Association I, 6.0%, 5/15/17	75
2,534		Government National Mortgage Association I, 6.0%, 8/15/19	2,602
14,497		Government National Mortgage Association I, 6.0%, 8/15/34	16,475
26,223		Government National Mortgage Association I, 6.0%, 8/15/34	29,674
13,970		Government National Mortgage Association I, 6.0%, 9/15/32	16,528
6,744		Government National Mortgage Association I, 6.5%, 10/15/31	7,649
2,655		Government National Mortgage Association I, 6.5%, 12/15/31	3,011
3,187		Government National Mortgage Association I, 6.5%, 12/15/31	3,641
27,365		Government National Mortgage Association I, 6.5%, 12/15/32	32,257
4,563		Government National Mortgage Association I, 6.5%, 2/15/29	5,176
2,164		Government National Mortgage Association I, 6.5%, 3/15/26	2,454
2,208		Government National Mortgage Association I, 6.5%, 4/15/32	2,504
2,257		Government National Mortgage Association I, 6.5%, 4/15/32	2,560
6,191		Government National Mortgage Association I, 6.5%, 5/15/29	7,160
16,527		Government National Mortgage Association I, 6.5%, 5/15/29	19,135
3,967		Government National Mortgage Association I, 6.5%, 5/15/31	4,499
273		Government National Mortgage Association I, 6.5%, 6/15/17	273
5,533		Government National Mortgage Association I, 6.5%, 6/15/28	6,276
5,650		Government National Mortgage Association I, 6.5%, 6/15/28	6,528
1,188		Government National Mortgage Association I, 6.5%, 6/15/32	1,347
2,515		Government National Mortgage Association I, 6.5%, 6/15/32	2,852
5,391		Government National Mortgage Association I, 6.5%, 6/15/32	6,114
20,485		Government National Mortgage Association I, 6.5%, 7/15/31	23,234
5,382		Government National Mortgage Association I, 6.5%, 7/15/32	6,104
6,288		Government National Mortgage Association I, 6.5%, 9/15/31	7,132
644		Government National Mortgage Association I, 7.0%, 1/15/26	648
5,340		Government National Mortgage Association I, 7.0%, 1/15/29	6,038
6,505		Government National Mortgage Association I, 7.0%, 11/15/28	7,086
723		Government National Mortgage Association I, 7.0%, 12/15/30	739
17,743		Government National Mortgage Association I, 7.0%, 2/15/28	18,720
1,967		Government National Mortgage Association I, 7.0%, 2/15/31	2,015
4,098		Government National Mortgage Association I, 7.0%, 5/15/31	4,317
15,450		Government National Mortgage Association I, 7.0%, 5/15/32	16,962
7,703		Government National Mortgage Association I, 7.0%, 6/15/29	8,417
20,103		Government National Mortgage Association I, 7.0%, 7/15/26	21,214
762		Government National Mortgage Association I, 7.0%, 7/15/29	794
3,943		Government National Mortgage Association I, 7.0%, 7/15/29	4,436
3,123		Government National Mortgage Association I, 7.0%, 8/15/31	3,736
1,774		Government National Mortgage Association I, 7.0%, 9/15/27	1,830
1,740		Government National Mortgage Association I, 7.5%, 1/15/31	1,842
560		Government National Mortgage Association I, 7.5%, 10/15/22	598
3,620		Government National Mortgage Association I, 7.5%, 10/15/29	4,020
191		Government National Mortgage Association I, 7.5%, 6/15/23	193
381		Government National Mortgage Association I, 7.5%, 8/15/23	394
124,765		Government National Mortgage Association II, 3.0%, 8/20/46	126,006
389,832		Government National Mortgage Association II, 3.0%, 9/20/46	393,709
194,856		Government National Mortgage Association II, 3.5%, 1/20/46	202,270
363,538		Government National Mortgage Association II, 3.5%, 1/20/47	377,369
363,233		Government National Mortgage Association II, 3.5%, 11/20/46	377,053
364,238		Government National Mortgage Association II, 3.5%, 2/20/47	378,096
16,294		Government National Mortgage Association II, 3.5%, 3/20/45	16,918
48,128		Government National Mortgage Association II, 3.5%, 3/20/46	50,296
145,000		Government National Mortgage Association II, 3.5%, 4/20/17 (TBA)	150,347
18,495		Government National Mortgage Association II, 3.5%, 4/20/45	19,223
21,684		Government National Mortgage Association II, 3.5%, 4/20/45	22,537
42,105		Government National Mortgage Association II, 3.5%, 4/20/45	43,765
108,169		Government National Mortgage Association II, 3.5%, 8/20/45	112,285
278,186		Government National Mortgage Association II, 4.0%, 10/20/46	294,029
83,647		Government National Mortgage Association II, 4.0%, 3/20/46	88,411
41,329		Government National Mortgage Association II, 4.0%, 7/20/42	43,865
636,331		Government National Mortgage Association II, 4.0%, 7/20/44	672,571
34,390		Government National Mortgage Association II, 4.0%, 8/20/39	36,613
60,767		Government National Mortgage Association II, 4.0%, 9/20/44	64,228
287,173		Government National Mortgage Association II, 4.5%, 1/20/44	306,910
352,741		Government National Mortgage Association II, 4.5%, 1/20/47	377,180
80,590		Government National Mortgage Association II, 4.5%, 10/20/44	86,129
171,734		Government National Mortgage Association II, 4.5%, 11/20/44	183,536
358,967		Government National Mortgage Association II, 4.5%, 2/20/47	384,008
109,002		Government National Mortgage Association II, 4.5%, 5/20/43	117,680
15,095		Government National Mortgage Association II, 4.5%, 9/20/41	16,298
7,170		Government National Mortgage Association II, 5.0%, 1/20/20	7,640
11,571		Government National Mortgage Association II, 5.0%, 11/20/19	12,273
15,974		Government National Mortgage Association II, 6.0%, 11/20/33	18,411
1,624		Government National Mortgage Association II, 6.0%, 12/20/18	1,636
3,608		Government National Mortgage Association II, 6.0%, 7/20/19	3,633
4,706		Government National Mortgage Association II, 6.5%, 12/20/28	5,413
3,155		Government National Mortgage Association II, 6.5%, 8/20/28	3,649
2,759		Government National Mortgage Association II, 6.5%, 9/20/31	3,243
1,451		Government National Mortgage Association II, 7.0%, 1/20/31	1,708
9,550		Government National Mortgage Association II, 7.0%, 2/20/29	11,198
4,725		Government National Mortgage Association II, 7.0%, 5/20/26	5,424
841		Government National Mortgage Association II, 7.5%, 8/20/27	994
302		Government National Mortgage Association II, 8.0%, 8/20/25	341
9,005,000		U.S. Treasury Bill, 4/13/17 (c)	9,003,190
10,000,000		U.S. Treasury Bill, 4/6/17 (c)	9,999,486
185,000		U.S. Treasury Bonds, 2.5%, 2/15/45	166,233
125,000		U.S. Treasury Bonds, 3.0%, 11/15/44	124,429
500,000		U.S. Treasury Bonds, 4.375%, 5/15/41	622,480
25,000		U.S. Treasury Bonds, 4.75%, 2/15/37	32,642
250,000		U.S. Treasury Bonds, 5.375%, 2/15/31	333,818
1,717,015		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	1,634,474
2,941,406		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46	2,986,112
			$77,036,440
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $77,250,345)	$77,036,440

		FOREIGN GOVERNMENT BONDS - 0.3%
200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)	$206,664
205,000		Kuwait Intl Bond, 3.5%, 3/20/27 (144A)	207,306
			$413,970
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $401,760)	$413,970

		MUNICIPAL BONDS - 0.8% (f)
		Municipal Education - 0.0+
10,000		Amherst College, 3.794%, 11/1/42	$9,712

		Municipal General - 0.2%
90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$95,301
25,000		JobsOhio Beverage System, 4.532%, 1/1/35	26,932
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/31	53,216
50,000		Virginia Commonwealth Transportation Board, 4.0%, 5/15/32	52,854
			$228,303
		Higher Municipal Education - 0.4%
25,000		Baylor University, 4.313%, 3/1/42	$25,678
210,000		Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40	267,294
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	30,873
150,000		New York State Dormitory Authority, 5.0%, 10/1/46	196,491
50,000		The George Washington University, 1.827%, 9/15/17	50,088
50,000		University of Virginia, Green Bond Series A, 5.0%, 4/1/45	57,180
			$627,604
		Municipal School District - 0.1%
50,000		Frisco Independent School District, 4.0%, 8/15/40	$51,880
25,000		Frisco Independent School District, 4.0%, 8/15/45	25,766
			$77,646
		Municipal Transportation - 0.1%
100,000		Fairfax County Economic Development Authority, 2.875%, 4/1/34	$87,861
10,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	10,442
80,000		Virginia Commonwealth Transportation Board, 3.0%, 5/15/39	71,031
			$169,334
		Municipal Obligation - 0.0%+
50,000		State of Texas, 4.0%, 10/1/44	$51,670

		TOTAL MUNICIPAL BONDS
		(Cost $1,171,217)	$1,164,269

		SENIOR FLOATING RATE LOAN INTERESTS - 4.6%**
		Energy - 0.3%
		Oil & Gas Drilling - 0.1%
250,000	7.00	Gavilan Resources LLC, Initial Term Loan (Second Lien), 2/23/24	$249,138
		Oil & Gas Refining & Marketing - 0.1%
105,088	2.98	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 5/25/23	$105,887
		Oil & Gas Storage & Transportation - 0.1%
100,000	3.73	Energy Transfer Equity LP, Loan, 2/2/24	$99,893
		Total Energy	$454,918
		Materials - 0.2%
		Metal & Glass Containers - 0.0%+
74,244	4.54	Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22	$74,393
		Paper Packaging - 0.1%
98,977	4.65	Coveris Holdings SA, USD Term Loan, 4/14/19	$99,534
		Steel - 0.1%
99,750	4.91	Zekelman Industries, Inc., Term Loan, 6/8/21	$101,246
		Total Materials	$275,173
		Capital Goods - 0.3%
		Aerospace & Defense - 0.1%
100,000	4.03	B/E Aerospace, Inc., Term Loan, 11/19/21	$100,421
51,394	3.73	DigitalGlobe, Inc., Term Loan, 12/22/23	51,630
			$152,051
		Electrical Components & Equipment - 0.1%
100,000	3.49	Dell International LLC, Term Loan, 9/7/23	$100,602
100,000	3.38	Southwire Co., Term Loan, 1/31/21	100,896
			$201,498
		Industrial Conglomerates - 0.1%
100,000	3.00	Milacron LLC, 1st Lien Term Loan B, 9/25/23	$100,625
		Trading Companies & Distributors - 0.0%+
84,444	4.22	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19	$84,787
		Total Capital Goods	$538,961
		Commercial Services & Supplies - 0.2%
		Environmental & Facilities Services - 0.1%
99,821	4.65	Infiltrator Water Technologies LLC, Term B-1 Loan, 5/27/22	$100,569
99,746	3.73	Waste Industries USA, Inc., Term B Loan, 2/27/20	100,338
			$200,907
		Human Resource & Employment Services - 0.1%
75,000	3.03	On Assignment, Inc., Tranche B-2 Term Loan, 6/5/22	$75,594
		Total Commercial Services & Supplies	$276,501
		Automobiles & Components - 0.5%
		Auto Parts & Equipment - 0.5%
76,207	3.00	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	$77,010
95,000	3.00	American Axle & Manufacturing, Inc., Term Loan B, 3/9/24	95,277
99,746	5.90	Electrical Components International, Inc., Loan, 4/17/21	100,556
168,167	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21	167,851
98,688	3.75	MPG Holdco I, Inc., Tranche B-1 Term Loan (2015), 10/20/21	98,997
98,995	3.73	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22	99,676
100,000	3.62	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24	99,938
			$739,305
		Tires & Rubber - 0.0%+
68,333	2.86	The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19	$68,675
		Total Automobiles & Components	$807,980
		Consumer Services - 0.4%
		Casinos & Gaming - 0.0%+
76,955	4.85	Scientific Games International, Inc., Initial Term B-3 Loan, 10/1/21	$78,005
		Leisure Facilities - 0.1%
86,194	3.24	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22	$87,137
		Education Services - 0.1%
98,979	3.74	Bright Horizons Family Solutions LLC (f.k.a. Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan, 11/1/23	$100,142
96,765	4.00	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21	89,992
			$190,134
		Specialized Consumer Services - 0.2%
40,738	5.25	GENEX Holdings, Inc., Term B Loan (First Lien), 5/22/21	$40,891
223,499	5.40	KC Mergersub, Inc., Term B-1 Loan, 8/13/22	225,408
			$266,299
		Total Consumer Services	$621,575
		Media - 0.2%
		Broadcasting - 0.1%
134,081	3.75	Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24	$133,306
		Cable & Satellite - 0.0%+
100,000	3.66	UPC Financing Partnership, Facility AP, 4/15/25	$100,438
		Movies & Entertainment - 0.1%
54,545	3.63	Kasima LLC, Term Loan, 5/17/21	$55,000
99,500	3.50	Live Nation Entertainment, Inc., Term B-2 Loan, 10/27/23	100,355
			$155,355
		Total Media	$389,099
		Retailing - 0.1%
		Home Improvement Retail - 0.0%+
9,860	4.50	Apex Tool Group LLC, Term Loan, 2/1/20	$9,799
		Specialty Stores - 0.1%
98,992	4.02	PetSmart, Inc., Tranche B-2 Loan, 3/10/22	$94,934
		Automotive Retail - 0.0%+
57,443	4.61	CWGS Group LLC, Term Loan, 11/3/23	$57,874
		Total Retailing	$162,607
		Food, Beverage & Tobacco - 0.1%
		Packaged Foods & Meats - 0.1%
99,749	6.50	Give and Go Prepared Foods Corp. Term Loan (First Lien), 7/12/23	$100,622
100,000	3.29	JBS USA Lux SA (fka JBS USA LLC), Initial Term Loan, 10/30/22	100,365
			$200,987
		Total Food, Beverage & Tobacco	$200,987
		Household & Personal Products - 0.1%
		Personal Products - 0.1%
79,600	4.48	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23	$79,766
126,910	4.65	The Nature's Bounty Co., Dollar Term B-1 Loan, 5/5/23	127,663
			$207,429
		Total Household & Personal Products	$207,429
		Health Care Equipment & Services - 0.7%
		Health Care Supplies - 0.0%+
90,000	4.25	Kinetic Concepts, Inc., Term Loan B, 2/1/24	$90,047
		Health Care Services - 0.1%
100,000	3.75	Team Health Holdings, Inc., Initial Term Loan, 1/2/24	$99,738
		Health Care Facilities - 0.3%
95,680	4.06	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22	$96,338
26,053	3.23	HCA, Inc., Tranche B-8 Term Loan, 2/15/24	26,297
70,143	4.03	HCA, Inc., Tranche B-9 Term Loan, 3/10/23	70,521
74,225	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18	74,231
98,732	4.56	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21	98,855
87,985	5.00	Vizient, Inc., Term B-2 Loan, 2/11/23	88,938
			$455,180
		Managed Health Care - 0.1%
99,250	7.12	Prospect Medical Holdings, Inc., Term Loan, 6/20/22	$100,677
		Health Care Technology - 0.2%
100,000	3.75	Change Healthcare Holdings, Inc. (f.k.a. Emdeon, Inc.) Closing Date Term Loan, 2/3/24	$100,292
170,000	0.00	Quintiles IMS, Inc., Term B-1 Dollar Loan, 3/7/24	171,339
			$271,631
		Total Health Care Equipment & Services	$1,017,273
		Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
		Pharmaceuticals - 0.1%
15,955	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21	$11,248
150,000	0.00	RPI Finance Trust, Initial Term Loan B-6, 3/17/23	150,629
			$161,877
		Life Sciences Tools & Services - 0.1%
152,568	3.75	Catalent Pharma Solutions, Dollar Term Loan, 5/20/21	$154,411
		Total Pharmaceuticals, Biotechnology & Life Sciences	$316,288
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.0%+
49,375	6.00	Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20	$50,002
		Specialized Finance - 0.1%
85,785	3.31	Restaurant Brands, Inc., 1st Lien Term Loan B, 2/17/24	$86,080
		Diversified Capital Markets - 0.1%
100,000	3.25	Restaurant Brands, Inc., 1st Lien Term Loan, 2/17/24	$100,062
		Total Diversified Financials	$236,144
		Insurance - 0.1%
		Property & Casualty Insurance - 0.1%
94,817	5.75	Confie Seguros Holding II Co., Term B Loan, 4/13/22	$95,315
		Total Insurance	$95,315
		Real Estate - 0.1%
		Retail REIT - 0.1%
98,992	4.30	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21	$99,735
		Total Real Estate	$99,735
		Software & Services - 0.4%
		Internet Software & Services - 0.1%
99,750	4.53	Rackspace Hosting, Inc., Term B Loan (First Lien), 10/26/23	$100,633
		IT Consulting & Other Services - 0.1%
57,057	0.50	Go Daddy Operating Co LLC, Delayed Draw Term Loan, 2/6/24	$57,185
42,943	3.41	Go Daddy Operating Co LLC, Initial Term Loan, 2/6/24	43,040
99,749	5.40	Rocket Software, Inc., Term Loan (First Lien), 10/11/23	100,934
			$201,159
		Data Processing & Outsourced Services - 0.0%+
82,175	3.98	First Data Corp., 2021C New Dollar Term Loan, 3/24/21	$82,868
		Application Software - 0.2%
74,625	6.29	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23	$73,599
100,000	4.08	Synchronoss Technologies, Inc., Initial Term Loan, 1/19/24	99,825
74,425	3.76	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19	74,862
			$248,286
		Total Software & Services	$632,946
		Semiconductors & Semiconductor Equipment - 0.0%+
		Semiconductors - 0.0%+
31,964	3.23	Microsemi Corp., Closing Date Term B Loan, 12/17/22	$32,170
		Total Semiconductors & Semiconductor Equipment	$32,170
		Telecommunication Services - 0.2%
		Integrated Telecommunication Services - 0.1%
59,981	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20	$60,393
100,000	3.23	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 2/17/24	100,225
			$160,618
		Wireless Telecommunication Services - 0.1%
100,000	3.50	Sprint Communications, Inc., Initial Term Loan, 2/2/24	$100,146
		Total Telecommunication Services	$260,764
		Utilities - 0.3%
		Electric Utilities - 0.2%
87,839	6.15	APLP Holdings LP, Term Loan, 4/12/23	$88,571
50,000	5.00	TPF II Power, LLC, Term Loan, 10/2/21	50,294
18,571	3.73	Vistra Operations Co LLC, Initial Term C Loan, 8/4/23	18,548
81,225	3.73	Vistra Operations Co LLC, Initial Term Loan, 8/4/23	81,123
			$238,536
		Independent Power Producers & Energy Traders - 0.1%
98,992	3.90	Calpine Corp., Term Loan, 5/28/22	$99,534
95,805	5.65	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22	96,763
			$196,297
		Total Utilities	$434,833
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $6,960,358)	$7,060,698
Shares
		MUTUAL FUND - 1.9%
		Insurance - 1.9%
		Property & Casualty Insurance - 1.9%
279,054		Pioneer ILS Interval Fund (g)	$2,904,948
		TOTAL MUTUAL FUND
		(Cost $2,909,101)	$2,904,948
Principal Amount ($)
		TEMPORARY CASH INVESTMENT - 0.2%
		Certificate of Deposit - 0.2%
295,000	1.26	Sumitomo Mitsui, Floating Rate Note, 11/1/16	$295,010
		TOTAL TEMPORARY CASH INVESTMENT
		(Cost $295,000)	$295,010

		TOTAL INVESTMENT IN SECURITIES - 109.1%
		(Cost $166,787,670) (a)	$167,306,187

		OTHER ASSETS & LIABILITIES - (9.1)%	$(13,887,029)

		TOTAL NET ASSETS - 100.0%	$153,419,158

+		Amount rounds to less than 0.1%

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2017, the value of these securities amounted to $32,816,886 or 21.4% of total net assets.

(TBA)		“To Be Announced” Securities.

REMICS		Real Estate Mortgage Investment Conduits

(Perpetual)		Security with no stated maturity date.

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

REIT		Real Estate Investment Trust.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $166,787,670 was as follows:

		Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,871,299

		Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,352,782)

		Net unrealized appreciation	$518,517

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Rate to be determined.

(e)		Structured reinsurance investment. At March 31, 2017, the value of these securities amounted to $55,405 or 0.0%++ of total net assets.

(f)		Consists of revenue bonds unless otherwise indicated.

(g)		Affiliated funds are managed by Pioneer Investment Management, Inc.

++		Amount rounds to less than 0.1%.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

	Notional Principal ($) (1)	Exchange	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums Paid	Unrealized Appreciation
	1,200,000	Chicago Mercentile Exchange	Markit CDX North America Investment Grade Index	1.00%	B+	6/20/20	18,616	5,432

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	$815,316	$-	$-	$815,316
Asset Backed Securities	-	5,760,186	-	5,760,186
Collateralized Mortgage Obligations	-	24,757,761	-	24,757,761
Corporate Bonds
Insurance
Reinsurance	-	-	55,405	55,405
All Other Corporate Bonds	-	47,042,184		47,042,184
U.S. Government and Agency Obligations	-	77,036,440	-	77,036,440
Foreign Governement Bonds	-	413,970	-	413,970
Municipal Bonds	-	1,164,269	-	1,164,269
Senior Floating Rate Loan Interests	-	7,060,698	-	7,060,698
Mutual Fund	-	2,904,948	-	2,904,948
Certificates of Deposit	-	295,010	-	295,010
Total	$815,316	$166,435,466	$55,405	$167,306,187

Other Financial Instruments
Unrealized appreciation on futures contracts	$11,010	$-	$-	$11,010
Unrealized depreciation on futures contracts	(90,405)	-	-	(90,405)
Unrealized appreciation on centrally cleared swap contracts	-	5,432	-	5,432
Total Other Financial Instruments	$(79,395)	$5,432	$-	$(73,963)

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

Corporate Bonds

	Balance as of 12/31/16	$ 52,870
	Realized gain (loss)1	-
	Change in unrealized appreciation (depreciation)2	2,535
	Purchases	-
	Sales	-
	Transfers in to Level 3*	-
	Transfers out of Level 3*	-
	Balance as of 3/31/17	$ 55,405

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended March 31, 2017, there were no transters between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments
	still held as of 3/31/17	$ 2,535

	Pioneer Select Mid Cap Growth VCT Portfolio
	Schedule of Investments 3/31/17 (unaudited)

Shares		Value
	COMMON STOCKS - 99.8%
	Energy - 2.8%
	Oil & Gas Equipment & Services - 0.8%
15,780	Basic Energy Services, Inc.	$526,421
19,511	Forum Energy Technologies, Inc. *	403,878
		$930,299
	Oil & Gas Exploration & Production - 2.0%
42,786	Cabot Oil & Gas Corp.	$1,023,013
4,577	Cimarex Energy Co.	546,906
13,329	Continental Resources, Inc. *	605,403
		$2,175,322
	Total Energy	$3,105,621
	Materials - 5.2%
	Commodity Chemicals - 0.4%
6,829	Trinseo SA	$458,226
	Fertilizers & Agricultural Chemicals - 0.8%
11,649	FMC Corp.	$810,654
	Specialty Chemicals - 1.5%
4,806	Albemarle Corp.	$507,706
44,530	Flotek Industries, Inc. *	569,539
1,720	The Sherwin-Williams Co.	533,527
		$1,610,772
	Construction Materials - 1.1%
10,386	Vulcan Materials Co.	$1,251,305
	Paper Packaging - 0.9%
10,918	Packaging Corp. of America	$1,000,307
	Forest Products - 0.5%
21,328	Boise Cascade Co. *	$569,458
	Total Materials	$5,700,722
	Capital Goods - 11.8%
	Aerospace & Defense - 1.1%
8,884	B/E Aerospace, Inc. *	$569,553
3,795	L3 Technologies, Inc.	627,276
		$1,196,829
	Building Products - 1.8%
14,276	AO Smith Corp.	$730,360
13,075	Fortune Brands Home & Security, Inc.	795,614
2,977	Lennox International, Inc.	498,052
		$2,024,026
	Electrical Components & Equipment - 1.8%
4,591	Acuity Brands, Inc.	$936,564
2,191	Rockwell Automation, Inc.	341,161
16,785	Sensata Technologies Holding NV *	733,001
		$2,010,726
	Industrial Conglomerates - 1.6%
18,521	ITT, Inc.	$759,731
4,689	Roper Technologies, Inc.	968,232
		$1,727,963
	Construction & Farm Machinery & Heavy Trucks - 0.8%
12,572	PACCAR, Inc.	$844,838
	Industrial Machinery - 2.8%
23,618	Albany International Corp.	$1,087,609
6,969	Dover Corp.	559,959
13,806	Kennametal, Inc.	541,609
3,412	Stanley Black & Decker, Inc.	453,352
8,218	Xylem, Inc.	412,708
		$3,055,237
	Trading Companies & Distributors - 1.9%
8,155	MSC Industrial Direct Co., Inc.	$838,008
5,783	United Rentals, Inc. *	723,164
8,348	WESCO International, Inc. *	580,603
		$2,141,775
	Total Capital Goods	$13,001,394
	Commercial Services & Supplies - 2.8%
	Commercial Printing - 0.5%
7,970	Deluxe Corp.	$575,195
	Environmental & Facilities Services - 0.6%
7,674	Waste Connections, Inc.	$677,000
	Diversified Support Services - 0.2%
75,567	Civeo Corp., CDA	$225,945
	Research & Consulting Services - 1.5%
5,924	Equifax, Inc.	$810,048
9,717	Verisk Analytics, Inc. *	788,437
		$1,598,485
	Total Commercial Services & Supplies	$3,076,625
	Transportation - 2.4%
	Airlines - 2.4%
8,877	Alaska Air Group, Inc.	$818,637
27,168	American Airlines Group, Inc.	1,149,206
13,567	Southwest Airlines Co.	729,362
		$2,697,205
	Total Transportation	$2,697,205
	Automobiles & Components - 0.4%
	Auto Parts & Equipment - 0.4%
3,221	Lear Corp.	$456,029
	Total Automobiles & Components	$456,029
	Consumer Durables & Apparel - 2.3%
	Home Furnishings - 1.2%
5,558	Mohawk Industries, Inc. *	$1,275,505
	Housewares & Specialties - 0.5%
11,559	Newell Brands, Inc.	$545,238
	Textiles - 0.6%
29,363	Kate Spade & Co.	$682,102
	Total Consumer Durables & Apparel	$2,502,845
	Consumer Services - 6.6%
	Casinos & Gaming - 1.6%
16,438	International Game Technology Plc	$389,581
52,354	MGM Resorts International *	1,434,500
		$1,824,081
	Hotels, Resorts & Cruise Lines - 1.0%
9,438	Hilton Worldwide Holdings, Inc.	$551,745
11,223	Norwegian Cruise Line Holdings, Ltd. *	569,343
		$1,121,088
	Leisure Facilities - 0.6%
32,145	Planet Fitness, Inc.	$619,434
	Restaurants - 2.8%
19,316	Dave & Buster's Entertainment, Inc.	$1,180,014
6,297	Jack in the Box, Inc. *	640,531
4,735	Panera Bread Co. *	1,239,954
		$3,060,499
	Specialized Consumer Services - 0.6%
16,444	ServiceMaster Global Holdings, Inc.	$686,537
	Total Consumer Services	$7,311,639
	Media - 1.4%
	Cable & Satellite - 0.5%
7,128	Liberty Broadband Corp.	$606,522
	Movies & Entertainment - 0.9%
31,761	Live Nation Entertainment, Inc. *	$964,582
	Total Media	$1,571,104
	Retailing - 8.1%
	Distributors - 0.7%
27,623	LKQ Corp. *	$808,525
	Internet Retail - 0.9%
7,325	Expedia, Inc.	$924,195
	General Merchandise Stores - 2.1%
24,661	Dollar Tree, Inc. *	$1,934,902
12,253	Ollie's Bargain Outlet Holdings, Inc.	410,476
		$2,345,378
	Apparel Retail - 1.0%
16,063	Ross Stores, Inc.	$1,058,070
	Home Improvement Retail - 0.6%
8,498	Lowe's Companies, Inc.	$698,621
	Specialty Stores - 1.2%
5,816	Tractor Supply Co. *	$401,130
3,383	Ulta Salon Cosmetics & Fragrance, Inc. *	964,933
		$1,366,063
	Automotive Retail - 1.6%
5,150	Advance Auto Parts, Inc.	$763,539
3,594	O'Reilly Automotive, Inc. *	969,805
		$1,733,344
	Total Retailing	$8,934,196
	Food & Staples Retailing - 1.0%
	Drug Retail - 0.2%
56,038	Rite Aid Corp. *	$238,162
	Food Retail - 0.8%
27,850	The Kroger Co.	$821,296
	Total Food & Staples Retailing	$1,059,458
	Food, Beverage & Tobacco - 4.3%
	Brewers - 1.1%
12,377	Molson Coors Brewing Co. (Class B)	$1,184,603
	Distillers & Vintners - 0.2%
1,680	Constellation Brands, Inc. *	$272,278
	Soft Drinks - 0.3%
7,284	Monster Beverage Corp.	$336,302
	Packaged Foods & Meats - 2.7%
7,577	AdvancePierre Foods Holdings, Inc.	$236,175
27,267	Amplify Snack Brands, Inc.	229,043
23,675	Blue Buffalo Pet Products, Inc.	544,525
13,995	Conagra Brands, Inc.	564,558
17,575	The Hain Celestial Group, Inc. *	653,790
7,118	The Hershey Co.	777,642
		$3,005,733
	Total Food, Beverage & Tobacco	$4,798,916
	Health Care Equipment & Services - 8.6%
	Health Care Equipment - 1.7%
36,262	Boston Scientific Corp. *	$901,836
4,780	Nevro Corp.	447,886
6,553	Penumbra, Inc.	546,848
		$1,896,570
	Health Care Supplies - 2.4%
13,646	Align Technology, Inc. *	$1,565,333
48,030	Endologix, Inc. *	347,737
3,786	The Cooper Companies, Inc.	756,784
		$2,669,854
	Health Care Distributors - 0.3%
4,202	Cardinal Health, Inc.	$342,673
	Health Care Facilities - 0.5%
12,513	Acadia Healthcare Co., Inc. *	$545,567
	Managed Health Care - 3.7%
21,469	Centene Corp. *	$1,529,881
7,403	Humana, Inc.	1,526,054
7,211	WellCare Health Plans, Inc. *	1,011,054
		$4,066,989
	Total Health Care Equipment & Services	$9,521,653
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
	Biotechnology - 5.9%
24,810	Alder Biopharmaceuticals, Inc.	$516,048
6,552	Alnylam Pharmaceuticals, Inc. *	335,790
4,724	Exact Sciences Corp. *	111,581
24,540	Foundation Medicine, Inc.	791,415
10,251	Incyte Corp. *	1,370,251
8,795	Prothena Corp Plc *	490,673
5,310	Sage Therapeutics, Inc.	377,382
8,116	TESARO, Inc. *	1,248,809
12,288	Vertex Pharmaceuticals, Inc. *	1,343,693
		$6,585,642
	Pharmaceuticals - 2.0%
14,921	Jazz Pharmaceuticals Plc *	$2,165,483
	Life Sciences Tools & Services - 1.0%
12,493	Charles River Laboratories International, Inc. *	$1,123,745
	Total Pharmaceuticals, Biotechnology & Life Sciences	$9,874,870
	Banks - 1.0%
	Regional Banks - 1.0%
15,880	Fifth Third Bancorp	$403,352
3,929	SVB Financial Group *	731,148
		$1,134,500
	Total Banks	$1,134,500
	Diversified Financials - 2.8%
	Investment Banking & Brokerage - 0.9%
24,170	TD Ameritrade Holding Corp.	$939,246
	Specialized Finance - 1.9%
22,609	Nasdaq, Inc.	$1,570,195
4,364	S&P Global, Inc.	570,549
		$2,140,744
	Total Diversified Financials	$3,079,990
	Insurance - 0.4%
	Property & Casualty Insurance - 0.4%
12,262	Fidelity National Financial, Inc.	$477,482
	Total Insurance	$477,482
	Real Estate - 3.8%
	Residential REIT - 0.5%
25,148	American Homes 4 Rent *	$577,398
	Specialized REIT - 2.3%
2,631	Equinix, Inc.	$1,053,373
7,841	Lamar Advertising Company	586,036
3,392	SBA Communications Corp.	408,295
15,011	Weyerhaeuser Co.	510,074
		$2,557,778
	Office REIT - 1.0%
5,204	Jones Lang LaSalle, Inc.	$579,986
18,157	Realogy Holdings Corp. *	540,897
		$1,120,883
	Total Real Estate	$4,256,059
	Software & Services - 14.1%
	Internet Software & Services - 3.3%
8,199	CoStar Group, Inc. *	$1,698,997
11,932	Criteo SA (A.D.R.)	596,481
1,942	NetEase, Inc. (A.D.R.)	551,528
6,579	Stamps.com, Inc. *	778,625
		$3,625,631
	IT Consulting & Other Services - 0.5%
5,572	Gartner, Inc. *	$601,720
	Data Processing & Outsourced Services - 4.0%
20,095	Fidelity National Information Services, Inc.	$1,599,964
34,249	Total System Services, Inc.	1,830,952
14,900	Vantiv, Inc. *	955,388
		$4,386,304
	Application Software - 4.0%
10,591	Blackbaud, Inc.	$812,012
13,505	HubSpot, Inc.	817,728
9,640	Intuit, Inc.	1,118,144
9,180	Splunk, Inc. *	571,822
2,836	The Ultimate Software Group, Inc. *	553,616
21,322	Zendesk, Inc.	597,869
		$4,471,191
	Systems Software - 1.1%
13,729	ServiceNow, Inc. *	$1,200,876
	Home Entertainment Software - 1.2%
14,515	Electronic Arts, Inc. *	$1,299,383
	Total Software & Services	$15,585,105
	Technology Hardware & Equipment - 3.5%
	Communications Equipment - 1.1%
19,489	Finisar Corp. *	$532,829
6,308	Harris Corp.	701,891
		$1,234,720
	Computer Hardware Storage & Peripherals - 1.7%
22,429	Western Digital Corp.	$1,851,065
	Technology Distributors - 0.7%
12,633	CDW Corp./DE *	$729,050
	Total Technology Hardware & Equipment	$3,814,835
	Semiconductors & Semiconductor Equipment - 7.6%
	Semiconductor Equipment - 1.5%
13,032	Lam Research Corp. *	$1,672,788
	Semiconductors - 6.1%
7,338	Analog Devices, Inc.	$601,349
7,997	Broadcom, Ltd.	1,751,023
49,089	Micron Technology, Inc. *	1,418,672
15,513	NVIDIA Corp.	1,689,831
61,951	ON Semiconductor Corp. *	959,621
7,138	Silicon Motion Technology Corp. (A.D.R.)	333,702
		$6,754,198
	Total Semiconductors & Semiconductor Equipment	$8,426,986
	TOTAL COMMON STOCKS
	(Cost $87,911,474)	$110,387,234

	TOTAL INVESTMENT IN SECURITIES - 99.8%
	(Cost $87,911,474) (a)	$110,387,234

	OTHER ASSETS & LIABILITIES - 0.2%	$194,975

	TOTAL NET ASSETS - 100.0%	$110,582,209

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust.

(a)	At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $87,911,474 was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,642,503

	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,166,743)

	Net unrealized appreciation	$22,475,760

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
110,387,234

$
-

$
-

$
110,387,234

 Total

$
110,387,234

$
-

$
-

$
110,387,234

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Pioneer Mid Cap Value VCT Portfolio

 Schedule of Investments 3/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 10.2%

 Oil & Gas Drilling - 4.1%

 583,045

 Ensco Plc

 $

 5,218,253

 244,199

 Patterson-UTI Energy, Inc.

 5,926,710

 292,697

 Transocean, Ltd.

 3,644,078

 $

 14,789,041

 Oil & Gas Equipment & Services - 1.3%

 250,043

 RPC, Inc.

 $

 4,578,287

 Oil & Gas Exploration & Production - 3.9%

 240,332

 Cabot Oil & Gas Corp.

 $

 5,746,338

 36,288

 Cimarex Energy Co.

 4,336,053

 19,674

 Pioneer Natural Resources Co.

 3,663,889

 $

 13,746,280

 Oil & Gas Refining & Marketing - 0.9%

 41,400

 Tesoro Corp.

 $

 3,355,884

 Total Energy

 $

 36,469,492

 Materials - 8.4%

 Fertilizers & Agricultural Chemicals - 1.4%

 173,659

 CF Industries Holdings, Inc.

 $

 5,096,892

 Specialty Chemicals - 1.9%

 75,479

 Celanese Corp.

 $

 6,781,788

 Metal & Glass Containers - 1.4%

 90,626

 Crown Holdings, Inc. *

 $

 4,798,647

 Diversified Metals and Mining - 1.5%

 390,514

 Freeport-McMoRan, Inc.

 $

 5,217,267

 Paper Products - 2.2%

 346,006

 KapStone Paper and Packaging Corp.

 $

 7,992,739

 Total Materials

 $

 29,887,333

 Capital Goods - 8.0%

 Building Products - 1.9%

 107,779

 Owens Corning *

 $

 6,614,397

 Construction & Engineering - 4.3%

 252,180

 Chicago Bridge & Iron Co. NV

 $

 7,754,535

 146,634

 Fluor Corp.

 7,715,881

 $

 15,470,416

 Industrial Machinery - 1.8%

 80,214

 Ingersoll-Rand Plc

 $

 6,523,002

 Total Capital Goods

 $

 28,607,815

 Transportation - 3.4%

 Air Freight & Logistics - 1.3%

 82,571

 Expeditors International of Washington, Inc.

 $

 4,664,436

 Airlines - 2.1%

 103,103

 United Continental Holdings, Inc. *

 $

 7,283,196

 Total Transportation

 $

 11,947,632

 Automobiles & Components - 4.4%

 Auto Parts & Equipment - 1.6%

 130,226

 BorgWarner, Inc.

 $

 5,442,145

 Tires & Rubber - 2.8%

 279,042

 The Goodyear Tire & Rubber Co.

 $

 10,045,512

 Total Automobiles & Components

 $

 15,487,657

 Consumer Durables & Apparel - 1.9%

 Homebuilding - 1.0%

 149,675

 PulteGroup, Inc.

 $

 3,524,846

 Household Appliances - 0.9%

 18,866

 Whirlpool Corp.

 $

 3,232,312

 Total Consumer Durables & Apparel

 $

 6,757,158

 Consumer Services - 2.9%

 Hotels, Resorts & Cruise Lines - 2.9%

 206,087

 Norwegian Cruise Line Holdings, Ltd. *

 $

 10,454,794

 Total Consumer Services

 $

 10,454,794

 Media - 3.5%

 Advertising - 2.6%

 377,061

 The Interpublic Group of Companies, Inc.

 $

 9,264,389

 Movies & Entertainment - 0.9%

 65,396

 Viacom, Inc. (Class B)

 $

 3,048,762

 Total Media

 $

 12,313,151

 Food, Beverage & Tobacco - 2.7%

 Agricultural Products - 1.4%

 41,820

 Ingredion, Inc.

 $

 5,036,383

 Packaged Foods & Meats - 1.3%

 34,772

 The JM Smucker Co.

 $

 4,557,914

 Total Food, Beverage & Tobacco

 $

 9,594,297

 Health Care Equipment & Services - 2.2%

 Health Care Equipment - 1.6%

 226,578

 Boston Scientific Corp. *

 $

 5,634,995

 Managed Health Care - 0.6%

 32,439

 Centene Corp. *

 $

 2,311,603

 Total Health Care Equipment & Services

 $

 7,946,598

 Pharmaceuticals, Biotechnology & Life Sciences - 3.5%

 Pharmaceuticals - 3.5%

 85,231

 Jazz Pharmaceuticals Plc *

 $

 12,369,576

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 12,369,576

 Banks - 8.4%

 Regional Banks - 6.5%

 175,278

 Cathay General Bancorp

 $

 6,604,475

 303,404

 First Horizon National Corp.

 5,612,974

 613,705

 KeyCorp

 10,911,675

 $

 23,129,124

 Thrifts & Mortgage Finance - 1.9%

 374,664

 Radian Group, Inc.

 $

 6,728,965

 Total Banks

 $

 29,858,089

 Diversified Financials - 5.8%

 Consumer Finance - 2.1%

 223,569

 Synchrony Financial

 $

 7,668,417

 Asset Management & Custody Banks - 1.8%

 206,543

 Invesco, Ltd.

 $

 6,326,412

 Specialized Finance - 1.9%

 95,443

 Nasdaq, Inc.

 $

 6,628,516

 Total Diversified Financials

 $

 20,623,345

 Insurance - 8.9%

 Life & Health Insurance - 3.9%

 110,992

 Lincoln National Corp.

 $

 7,264,426

 141,043

 Unum Group

 6,613,506

 $

 13,877,932

 Multi-line Insurance - 1.6%

 116,117

 The Hartford Financial Services Group, Inc.

 $

 5,581,744

 Property & Casualty Insurance - 3.4%

 262,756

 Old Republic International Corp.

 $

 5,381,243

 76,465

 The Hanover Insurance Group, Inc.

 6,886,438

 $

 12,267,681

 Total Insurance

 $

 31,727,357

 Real Estate - 7.0%

 Industrial REIT - 1.2%

 164,736

 Duke Realty Corp.

 $

 4,327,615

 Hotel & Resort REIT - 1.0%

 198,022

 Host Hotels & Resorts, Inc.

 $

 3,695,091

 Health Care REIT - 1.1%

 123,921

 Healthcare Realty Trust, Inc.

 $

 4,027,432

 Residential REIT - 1.3%

 43,511

 Mid-America Apartment Communities, Inc.

 $

 4,426,809

 Specialized REIT - 2.4%

 36,883

 Digital Realty Trust, Inc.

 $

 3,923,982

 133,437

 Weyerhaeuser Co.

 4,534,189

 $

 8,458,171

 Total Real Estate

 $

 24,935,118

 Software & Services - 1.1%

 IT Consulting & Other Services - 1.1%

 63,454

 Amdocs, Ltd.

 $

 3,870,059

 Total Software & Services

 $

 3,870,059

 Technology Hardware & Equipment - 6.0%

 Communications Equipment - 2.7%

 122,942

 Finisar Corp. *

 $

 3,361,234

 56,139

 Harris Corp.

 6,246,587

 $

 9,607,821

 Electronic Manufacturing Services - 1.6%

 47,522

 IPG Photonics Corp.

 $

 5,735,905

 Technology Distributors - 1.7%

 101,761

 CDW Corp./DE *

 $

 5,872,627

 Total Technology Hardware & Equipment

 $

 21,216,353

 Semiconductors & Semiconductor Equipment - 7.3%

 Semiconductor Equipment - 1.5%

 43,079

 Lam Research Corp. *

 $

 5,529,620

 Semiconductors - 5.8%

 210,592

 First Solar, Inc. *

 $

 5,707,043

 120,660

 Microsemi Corp. *

 6,217,610

 556,753

 ON Semiconductor Corp. *

 8,624,104

 $

 20,548,757

 Total Semiconductors & Semiconductor Equipment

 $

 26,078,377

 Utilities - 4.0%

 Electric Utilities - 2.7%

 62,368

 Edison International

 $

 4,965,116

 81,705

 Eversource Energy

 4,802,620

 $

 9,767,736

 Multi-Utilities - 1.3%

 102,149

 Public Service Enterprise Group, Inc.

 $

 4,530,308

 Total Utilities

 $

 14,298,044

 TOTAL COMMON STOCKS

 (Cost $290,791,501)

 $

 354,442,245

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $290,791,501) (a)

 $

 354,442,245

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 1,367,511

 TOTAL NET ASSETS - 100.0%

 $

 355,809,756

 *

 Non-income producing security.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $290,791,501 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $71,001,718

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                 (7,350,974)

 Net unrealized appreciation

 $63,650,744

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
354,442,245

$
-

$
-

$
354,442,245

 Total

$
354,442,245

$
-

$
-

$
354,442,245

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Pioneer Emerging Markets VCT Portfolio

 Schedule of Investments 3/31/17 (unaudited)

 Shares

 Value

 PREFERRED STOCKS - 3.2%

 Technology Hardware & Equipment - 3.2%

 Computer Hardware Storage & Peripherals - 3.2%

 615

 Samsung Electronics Co., Ltd.

 $

 883,493

 TOTAL PREFERRED STOCKS

 (Cost $634,227)

 $

 883,493

 COMMON STOCKS - 93.2%

 Energy - 8.7%

 Oil & Gas Equipment & Services - 5.9%

 50

 Dayang Enterprise Holdings Bhd

 $

 11

 303,677

 TMK PJSC (G.D.R.)

 1,609,388

 $

 1,609,399

 Integrated Oil & Gas - 1.6%

 524,000

 China Petroleum & Chemical Corp.

 $

 429,083

 Oil & Gas Refining & Marketing - 1.2%

 3,040,019

 KenolKobil, Ltd. Group

 $

 345,081

 Total Energy

 $

 2,383,563

 Materials - 4.7%

 Construction Materials - 0.7%

 1,326,000

 West China Cement, Ltd.

 $

 192,761

 Diversified Metals & Mining - 4.0%

 2,904,000

 MMG, Ltd. *

 $

 1,081,538

 Steel - 0.0%+

 2

 POSCO

 $

 519

 Total Materials

 $

 1,274,818

 Capital Goods - 5.0%

 Construction & Engineering - 3.2%

 1,399,000

 Beijing Urban Construction Design & Development Group Co, Ltd.

 $

 876,482

 Industrial Machinery - 1.8%

 242,500

 China Conch Venture Holdings, Ltd. *

 $

 476,111

 Total Capital Goods

 $

 1,352,593

 Automobiles & Components - 5.9%

 Auto Parts & Equipment - 5.9%

 343,367

 Tupy SA

 $

 1,619,479

 Total Automobiles & Components

 $

 1,619,479

 Consumer Durables & Apparel - 4.8%

 Leisure Products - 4.8%

 2,676,000

 Goodbaby International Holdings, Ltd.

 $

 1,298,531

 Total Consumer Durables & Apparel

 $

 1,298,531

 Consumer Services - 0.0%+

 Casinos & Gaming - 0.0%+

 1,339

 NagaCorp, Ltd.

 $

 765

 Total Consumer Services

 $

 765

 Media - 3.2%

 Cable & Satellite - 3.2%

 5,148

 Naspers, Ltd.

 $

 888,273

 Total Media

 $

 888,273

 Food, Beverage & Tobacco - 8.9%

 Brewers - 1.1%

 2,648

 Anheuser-Busch InBev SA/NV

 $

 291,128

 Packaged Foods & Meats - 4.6%

 695,370

 Marfrig Global Foods SA *

 $

 1,269,625

 Tobacco - 3.2%

 200,559

 ITC, Ltd.

 $

 868,111

 Total Food, Beverage & Tobacco

 $

 2,428,864

 Banks - 20.8%

 Diversified Banks - 20.8%

 32

 Banco Santander Brasil SA (A.D.R.)

 $

 282

 232,000

 China Construction Bank Corp.

 186,508

 1,095,802

 Eurobank Ergasias SA

 672,779

 25,977

 Grupo Financiero Banorte SAB de CV

 149,401

 2,611

 HDFC Bank, Ltd. (A.D.R.)

 196,399

 36,810

 ICICI Bank, Ltd.

 157,137

 494,000

 Industrial & Commercial Bank of China, Ltd.

 322,798

 6,448

 KB Financial Group, Inc.

 282,950

 775

 Mega Financial Holding Co., Ltd.

 625

 1,437,837

 National Bank of Greece SA

 369,962

 1,156,257

 Philippine National Bank *

 1,274,045

 17,305

 Shinhan Financial Group Co., Ltd.

 722,039

 70,873,971

 United Bank for Africa Plc

 1,337,209

 $

 5,672,134

 Total Banks

 $

 5,672,134

 Diversified Financials - 0.0%+

 Consumer Finance - 0.0%+

 427

 Credito Real SAB de CV SOFOM ER

 $

 599

 Total Diversified Financials

 $

 599

 Insurance - 3.2%

 Life & Health Insurance - 3.2%

 157,000

 Ping An Insurance Group Co. of China, Ltd.

 $

 878,418

 Total Insurance

 $

 878,418

 Software & Services - 8.4%

 Internet Software & Services - 5.5%

 147,088

 ChinaCache International Holdings, Ltd. (A.D.R.) *

 $

 229,457

 43,700

 Tencent Holdings, Ltd.

 1,254,348

 $

 1,483,805

 IT Consulting & Other Services - 2.9%

 11,337,000

 China ITS Holdings Co., Ltd.

 $

 801,345

 Total Software & Services

 $

 2,285,150

 Technology Hardware & Equipment - 2.2%

 Electronic Manufacturing Services - 2.2%

 196,280

 Hon Hai Precision Industry Co., Ltd.

 $

 588,807

 Total Technology Hardware & Equipment

 $

 588,807

 Semiconductors & Semiconductor Equipment - 9.4%

 Semiconductor Equipment - 5.1%

 62,394

 Wonik IPS Co., Ltd.

 $

 1,392,945

 Semiconductors - 4.3%

 185,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 $

 1,160,265

 Total Semiconductors & Semiconductor Equipment

 $

 2,553,210

 Telecommunication Services - 8.0%

 Wireless Telecommunication Services - 8.0%

 2,010,042

 Global Telecom Holding SAE *

 $

 746,110

 441,347

 TIM Participacoes SA

 1,425,362

 $

 2,171,472

 Total Telecommunication Services

 $

 2,171,472

 TOTAL COMMON STOCKS

 (Cost $26,531,952)

 $

 25,396,676

 Principal Amount ($)

 CORPORATE BONDS - 0.1%

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 BRL

 136,000

 Hypermarcas SA, 11.3%, 10/15/18 (c)

 $

 11,690

 TOTAL CORPORATE BOND

 (Cost $42,680)

 $

 11,690

 Shares

 RIGHTS / WARRANTS - 0.0%+

 Food, Beverage & Tobacco - 0.0%+

 Packaged Foods & Meats - 0.0%+

 131,308

 Flour Mills of Nigeria Plc, 12/31/49 (c)

 $

                     -

 TOTAL RIGHT / WARRANT

 (Cost $0)

 $

                     -

 TOTAL INVESTMENT IN SECURITIES - 96.5%

 (Cost $27,208,859) (a)

 $

 26,291,859

 OTHER ASSETS & LIABILITIES - 3.5%

 $

 961,927

 TOTAL NET ASSETS - 100.0%

 $

 27,253,786

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At March 31, 2017, the net unrealized depreciation on investments based on cost for federal income tax purposes of $27,208,859 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

        4,487,922

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

       (5,404,922)

 Net unrealized depreciation

 $

          (917,000)

 (b)

 Distributions of investments by country of domicile (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 Brazil

 16.4

  %

 Cayman Islands

 15.3

 South Korea

 12.4

 China

 10.1

 Taiwan

 6.6

 Russia

 6.0

 Nigeria

 5.0

 India

 5.0

 Philippines

 4.9

 Hong Kong

 4.0

 Greece

 4.0

 South Africa

 3.4

 Egypt

 2.8

 Belgium

 1.1

 Kenya

 1.0

 Jersey Channel Islands

 1.0

 Other (individually less than 1%)

 1.0

 100.0

  %

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (Including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio’s investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks

$
-

$
883,493

$
-

$
883,493

 Common Stocks

   Automobiles & Components

     Auto Parts & Equipment

1,619,479

-

-

1,619,479

   Food, Beverage & Tobacco

     Packaged Foods & Meats

1,269,625

-

-

1,269,625

   Banks

     Diversified Banks

346,082

5,326,052

-

5,672,134

   Diversified Financials

     Consumer Finance

599

-

-

599

   Software & Services

     Internet Software & Services

229,457

1,254,348

-

1,483,805

   Telecommunication Services

     Wireless Telecommunication Services

1,425,362

746,110

-

2,171,472

   All Other Common Stocks

-

13,179,562

-

13,179,562

 Corporate Bond

-

-

11,690

11,690

 Right/Warrant

-

-
**

-

-

 Total

$
4,890,604

$
21,389,565

$
11,690

$
26,291,859

 Other Financial Instruments

 Unrealized appreciation on forward foreign currency contracts

$
-

$
121,604

$
-

$
121,604

 Unrealized depreciation on forward foreign currency contracts

-

(158,817
)

-

(158,817
)

 Unrealized appreciation on futures contracts

8,464

-

-

8,464

 Unrealized depreciation on futures contracts

-

-

-

-

 Total

$
8,464

$
(37,213
)

$
-

$
(28,749
)

 *

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 **

 Security is value at $0.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate

  Rights/

 Bonds

  Warrants

 Totals

 Balance as of 12/31/16

  $         10,973

                    -

 ***

  $    10,973

 Realized gain (loss)1

                     -

                    -

                -

 Change in unrealized appreciation (depreciation)2

                  717

                    -

             717

 Purchases

                     -

                    -

                -

 Sales

                     -

                    -

                -

 Changes between Level 3**

                     -

                    -

                -

 Balance as of 3/31/17

  $         11,690

                    -

 ***

  $    11,690

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values. During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ***

 Security is valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 3/31/17

  $              717

 Pioneer High Yield VCT Portfolio

 Schedule of Investments 3/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 10.3%

 Energy - 0.5%

 Oil & Gas Equipment & Services - 0.1%

 85,000

 SEACOR Holdings, Inc., 3.0%, 11/15/28

 $

 75,438

 Oil & Gas Exploration & Production - 0.4%

 100,000

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 76,000

 150,000

 Whiting Petroleum Corp., 1.25%, 4/1/20

 130,688

 $

 206,688

 Total Energy

 $

 282,126

 Capital Goods - 1.0%

 Aerospace & Defense - 0.1%

 95,000

 The KEYW Holding Corp., 2.5%, 7/15/19

 $

 91,141

 Construction & Engineering - 0.4%

 210,000

 Dycom Industries, Inc., 0.75%, 9/15/21

 $

 245,044

 Electrical Components & Equipment - 0.5%

 374,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 290,084

 Total Capital Goods

 $

 626,269

 Transportation - 0.1%

 Airport Services - 0.1%

 65,000

 Macquarie Infrastructure Corporation, 2.0%, 10/1/23

 $

 63,700

 Total Transportation

 $

 63,700

 Consumer Durables & Apparel - 1.1%

 Homebuilding - 1.1%

 185,000

 CalAtlantic Group, Inc., 0.25%, 6/1/19

 $

 173,669

 245,000

 CalAtlantic Group, Inc., 1.25%, 8/1/32

 253,116

 200,000

 KB Home, 1.375%, 2/1/19

 204,875

 $

 631,660

 Total Consumer Durables & Apparel

 $

 631,660

 Retailing - 0.7%

 Internet Retail - 0.7%

 70,000

 Ctrip.com International, Ltd., 1.25%, 9/15/22 (144A)

 $

 72,450

 380,000

 Shutterfly, Inc., 0.25%, 5/15/18

 379,525

 $

 451,975

 Total Retailing

 $

 451,975

 Health Care Equipment & Services - 1.6%

 Health Care Equipment - 1.1%

 170,000

 Insulet Corp., 1.25%, 9/15/21 (144A)

 $

 170,638

 100,000

 Nuvasive, Inc., 2.25% 3/15/21

 136,375

 295,000

 Wright Medical Group, Inc., 2.0%, 2/15/20

 351,788

 $

 658,801

 Health Care Supplies - 0.5%

 85,000

 Endologix, Inc., 2.25%, 12/15/18

 $

 81,600

 135,000

 Endologix, Inc., 3.25%, 11/1/20

 133,397

 70,000

 Quidel Corp., 3.25%, 12/15/20

 71,706

 $

 286,703

 Total Health Care Equipment & Services

 $

 945,504

 Pharmaceuticals, Biotechnology & Life Sciences - 2.0%

 Biotechnology - 0.5%

 75,000

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 $

 88,547

 165,000

 Emergent BioSolutions, Inc., 2.875%, 1/15/21

 196,350

 $

 284,897

 Pharmaceuticals - 1.4%

 320,000

 Innoviva, Inc., 2.125%, 1/15/23

 $

 302,000

 200,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21

 213,125

 115,000

 The Medicines Co., 2.5%, 1/15/22

 181,269

 95,000

 The Medicines Co., 2.75%, 7/15/23 (144A)

 114,475

 $

 810,869

 Life Sciences Tools & Services - 0.1%

 85,000

 Albany Molecular Research, Inc., 2.25%, 11/15/18

 $

 92,491

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,188,257

 Software & Services - 1.8%

 Internet Software & Services - 0.8%

 65,000

 Akamai Technologies, Inc., 2/15/19 (h)

 $

 64,309

 160,000

 WebMD Health Corp., 1.5%, 12/1/20

 189,700

 130,000

 WebMD Health Corp., 2.625%, 6/15/23 (144A)

 123,419

 85,000

 Zillow Group, Inc., 2.0%, 12/1/21 (144A)

 84,309

 $

 461,737

 Data Processing & Outsourced Services - 0.3%

 170,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 183,919

 Application Software - 0.5%

 75,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 93,938

 100,000

 Nuance Communications, Inc., 1.0%, 12/15/35

 95,188

 125,000

 Synchronoss Technologies, Inc., 0.75%, 8/15/19

 117,891

 $

 307,017

 Systems Software - 0.2%

 30,000

 FireEye, Inc., 1.0%, 6/1/35

 $

 28,162

 30,000

 FireEye, Inc., 1.625%, 6/1/35

 26,869

 55,000

 Nice Systems, Inc., 1.25%, 1/15/24 (144A)

 57,200

 $

 112,231

 Total Software & Services

 $

 1,064,904

 Technology Hardware & Equipment - 0.7%

 Communications Equipment - 0.7%

 290,000

 Finisar Corp., 0.5%, 12/15/33

 $

 325,888

 95,000

 Lumentum, Holdings Inc., 0.25%, 3/15/24 (144A)

 105,688

 $

 431,576

 Total Technology Hardware & Equipment

 $

 431,576

 Semiconductors & Semiconductor Equipment - 0.8%

 Semiconductor Equipment - 0.1%

 26,000

 Teradyne, Inc., 1.25%, 12/15/23 (144A)

 $

 30,274

 Semiconductors - 0.7%

 100,000

 Microchip Technology, Inc., 1.625%, 2/15/27 (144A)

 $

 101,312

 110,000

 ON Semiconductor Corp., 1.0%, 12/1/20

 120,106

 145,000

 On Semiconductor Corp., 1.625%, 10/15/23 (144A)

 150,347

 50,000

 Silicon Laboratories, Inc., 1.375%, 3/1/22 (144A)

 53,031

 $

 424,796

 Total Semiconductors & Semiconductor Equipment

 $

 455,070

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $5,848,039)

 $

 6,141,041

 PREFERRED STOCK - 0.1%

 Diversified Financials - 0.1%

 Consumer Finance - 0.1%

 2,821

 6.82

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 71,738

 TOTAL PREFERRED STOCK

 (Cost $66,924)

 $

 71,738

 CONVERTIBLE PREFERRED STOCKS - 1.1%

 Health Care Equipment & Services - 0.2%

 Health Care Supplies - 0.2%

 397

 Alere, Inc., 3.0% (Perpetual)

 $

 130,216

 Health Care Services - 0.0%+

 28

 BioScrip, Inc. (Perpetual) (f)

 $

 2,029

 Total Health Care Equipment & Services

 $

 132,245

 Pharmaceuticals, Biotechnology & Life Sciences - 0.1%

 Pharmaceuticals - 0.1%

 75

 Allergan Plc, 5.5%, 3/1/18

 $

 63,734

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 63,734

 Banks - 0.8%

 Diversified Banks - 0.8%

 225

 Bank of America Corp., 7.25% (Perpetual)

 $

 268,888

 155

 Wells Fargo & Co., 7.5% (Perpetual)

 192,200

 $

 461,088

 Total Banks

 $

 461,088

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $605,605)

 $

 657,067

 Shares

 COMMON STOCKS - 3.8%

 Energy - 0.1%

 Oil & Gas Exploration & Production - 0.0%+

 43

 Swift Energy Co.

 $

 1,182

 Oil & Gas Refining & Marketing - 0.1%

 1,324

 Marathon Petroleum Corp. *

 $

 66,915

 Total Energy

 $

 68,097

 Materials - 0.3%

 Commodity Chemicals - 0.3%

 1,781

 LyondellBasell Industries NV

 $

 162,409

 Total Materials

 $

 162,409

 Transportation - 0.2%

 Airlines - 0.2%

 1,826

 United Continental Holdings, Inc. *

 $

 128,989

 Total Transportation

 $

 128,989

 Automobiles & Components - 0.6%

 Automobile Manufacturers - 0.6%

 29,274

 Ford Motor Co.

 $

 340,749

 Total Automobiles & Components

 $

 340,749

 Consumer Services - 0.3%

 Restaurants - 0.3%

 2,937

 Starbucks Corp.

 $

 171,491

 Total Consumer Services

 $

 171,491

 Health Care Equipment & Services - 0.5%

 Health Care Services - 0.0%+

 9,932

 BioScrip, Inc. *

 $

 16,884

 Managed Health Care - 0.5%

 1,506

 Aetna, Inc.

 $

 192,090

 833

 Cigna Corp.

 122,026

 $

 314,116

 Total Health Care Equipment & Services

 $

 331,000

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Pharmaceuticals - 0.1%

 1,764

 Mylan NV

 $

 68,778

 Life Sciences Tools & Services - 0.3%

 1,027

 Thermo Fisher Scientific, Inc.

 $

 157,747

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 226,525

 Banks - 0.1%

 Diversified Banks - 0.1%

 1,086

 JPMorgan Chase & Co.

 $

 95,394

 Total Banks

 $

 95,394

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 1,402

 Capital One Financial Corp.

 $

 121,497

 Total Diversified Financials

 $

 121,497

 Real Estate - 0.7%

 Diversified REIT - 0.7%

 18,301

 Forest City Enterprises LP *

 $

 398,596

 Total Real Estate

 $

 398,596

 Technology Hardware & Equipment - 0.4%

 Computer Hardware Storage & Peripherals - 0.3%

 4,098

 NCR Corp. *

 $

 187,197

 Electronic Manufacturing Services - 0.1%

 661

 TE Connectivity, Ltd.

 $

 49,278

 Total Technology Hardware & Equipment

 $

 236,475

 TOTAL COMMON STOCKS

 (Cost $1,241,639)

 $

 2,281,222

 Principal Amount ($)

 COLLATERALIZED MORTGAGE OBLIGATIONS - 1.4%

 100,000

 5.51

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 $

 97,753

 100,000

 5.81

 COMM 2007-C9 Mortgage Trust, Floating Rate Note, 12/10/49 (144A)

 98,902

 128,443

 5.60

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)

 125,958

 30,605

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 18,263

 129,000

 3.95

 JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)

 99,810

 100,000

 JPMCC Re-REMIC Trust 2014-FRR1, 4.234284%, 4/27/44 (144A)

 96,883

 100,000

 4.05

 JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Floating Rate Note, 1/18/46 (144A)

 92,462

 150,000

 4.51

 JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 150,000

 69,447

 5.57

 Morgan Stanley Capital I Trust 2007-TOP25, Floating Rate Note, 11/12/49

 70,402

 $

 850,433

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $860,870)

 $

 850,433

 CORPORATE BONDS - 71.3%

 Energy - 14.1%

 Oil & Gas Drilling - 0.6%

 50,000

 Rowan Companies, Inc., 4.75%, 1/15/24

 $

 44,875

 183,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 137,250

 19,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 14,630

 150,000

 Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)

 149,812

 $

 346,567

 Oil & Gas Equipment & Services - 1.1%

 225,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 221,625

 115,000

 Archrock Partners LP, 6.0%, 4/1/21

 114,138

 85,000

 Exterran Energy Solutions, 8.125%, 5/1/25 (144A)

 86,700

 165,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 168,300

 60,000

 Weatherford Bermuda, 8.25%, 6/15/23

 65,250

 $

 656,013

 Oil & Gas Exploration & Production - 7.0%

 100,000

 Alta Mesa Holdings LP, 7.875%, 12/15/24 (144A)

 $

 104,250

 205,000

 Antero Resources Corp., 5.0%, 3/1/25 (144A)

 201,027

 200,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 162,500

 175,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 183,312

 159,000

 Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)

 150,255

 61,000

 Cobalt International Energy, Inc., 7.75%, 12/1/23 (144A)

 30,805

 125,000

 Concho Resources, Inc., 4.375%, 1/15/25

 125,781

 150,000

 Concho Resources, Inc., 5.5%, 4/1/23

 155,250

 70,000

 Continental Resources, Inc., 4.5%, 4/15/23

 68,118

 210,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 163,800

 50,000

 Extraction Oil & Gas Holdings LLC, 7.875%, 7/15/21 (144A)

 52,750

 140,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 145,250

 170,000

 Gulfport Energy Corp., 6.0%, 10/15/24

 164,900

 100,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 98,250

 35,000

 Gulfport Energy Corp., 6.625%, 5/1/23

 35,394

 52,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 60,710

 75,000

 Halcon Resources Corp., 6.75%, 2/15/25 (144A)

 73,650

 150,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 144,750

 50,000

 MEG Energy Corp., 6.5%, 1/15/25 (144A)

 50,000

 140,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 125,300

 145,000

 Newfield Exploration Co., 5.375%, 1/1/26

 151,438

 40,000

 Newfield Exploration Co., 5.625%, 7/1/24

 42,150

 365,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 374,125

 30,000

 Parsley Energy LLC, 5.25%, 8/15/25 (144A)

 30,300

 135,000

 Parsley Energy LLC, 5.375%, 1/15/25 (144A)

 136,688

 20,000

 Parsley Energy LLC, 6.25%, 6/1/24 (144A)

 21,200

 130,000

 PDC Energy, Inc., 7.75%, 10/15/22

 136,825

 35,000

 QEP Resources, Inc., 5.25%, 5/1/23

 34,314

 100,000

 Range Resources Corp., 5.0%, 3/15/23 (144A)

 98,500

 370,000

 Rice Energy Inc., 6.25%, 5/1/22

 381,100

 100,000

 RSP Permian, Inc., 5.25%, 1/15/25 (144A)

 100,750

 290,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 268,975

 25,000

 SM Energy Co., 6.75%, 9/15/26

 25,203

 100,000

 WPX Energy, Inc., 7.5%, 8/1/20

 106,000

 $

 4,203,620

 Oil & Gas Refining & Marketing - 1.4%

 375,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 317,344

 40,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 37,667

 116,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 116,516

 90,000

 PBF Holding Co LLC, 7.0%, 11/15/23

 90,225

 235,000

 Tesoro Corp., 5.375%, 10/1/22

 243,225

 $

 804,977

 Oil & Gas Storage & Transportation - 3.8%

 185,000

 Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)

 $

 187,312

 175,000

 Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25 (144A)

 182,438

 170,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 180,625

 100,000

 Genesis Energy LP, 5.75%, 2/15/21

 101,250

 70,000

 Genesis Energy LP, 6.75%, 8/1/22

 72,170

 225,000

 Global Partners LP, 6.25%, 7/15/22

 220,500

 150,000

 Global Partners LP, 7.0%, 6/15/23

 148,500

 245,000

 ONEOK, Inc., 7.5%, 9/1/23

 286,077

 125,000

 Targa Resources Partners LP, 4.125%, 11/15/19

 127,031

 135,000

 Targa Resources Partners LP, 5.25%, 5/1/23

 138,038

 110,000

 Tesoro Logistics LP, 5.25%, 1/15/25

 114,950

 340,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 341,700

 170,000

 Western Refining Logistics LP, 7.5%, 2/15/23

 182,750

 $

 2,283,341

 Coal & Consumable Fuels - 0.2%

 125,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20

 $

 126,250

 Total Energy

 $

 8,420,768

 Materials - 4.3%

 Commodity Chemicals - 0.4%

 60,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 55,200

 100,000

 Tronox Finance LLC, 6.375%, 8/15/20

 100,375

 95,000

 Tronox Finance LLC, 7.5%, 3/15/22 (144A)

 98,325

 $

 253,900

 Diversified Chemicals - 0.1%

 70,000

 CVR Partners LP, 9.25%, 6/15/23 (144A)

 $

 71,838

 Specialty Chemicals - 0.9%

 150,000

 A Schulman, Inc., 6.875%, 6/1/23

 $

 155,625

 250,000

 Kraton Polymers LLC, 7.0%, 4/15/25 (144A)

 253,438

 45,000

 Platform Specialty Products Corp., 10.375%, 5/1/21 (144A)

 50,062

 55,000

 PQ Corp., 6.75%, 11/15/22 (144A)

 58,575

 $

 517,700

 Metal & Glass Containers - 1.9%

 160,000

 Ball Corp., 5.25%, 7/1/25

 $

 169,400

 200,000

 Coveris Holdings SA, 7.875%, 11/1/19 (144A)

 197,000

 515,000

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 590,962

 175,000

 Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)

 187,359

 $

 1,144,721

 Diversified Metals & Mining - 0.7%

 125,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 $

 125,312

 125,000

 First Quantum Minerals LLC, 7.5%, 4/1/25 (144A)

 125,938

 130,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 120,575

 50,000

 Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)

 53,000

 50,000

 Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)

 54,250

 80,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 81,200

 $

 560,275

 Steel - 0.2%

 70,000

 ArcelorMittal, 6.125%, 6/1/25

 $

 77,700

 Paper Products - 0.1%

 60,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 54,750

 Total Materials

 $

 2,680,884

 Capital Goods - 2.9%

 Aerospace & Defense - 0.0%+

 15,000

 Triumph Group, Inc., 5.25%, 6/1/22

 $

 14,400

 Building Products - 0.2%

 110,000

 Griffon Corp., 5.25%, 3/1/22

 $

 110,000

 Construction & Engineering - 0.8%

 150,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 $

 150,750

 125,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 125,312

 210,000

 Amsted Industries, Inc., 5.375%, 9/15/24 (144A)

 207,375

 $

 483,437

 Construction & Farm Machinery & Heavy Trucks - 0.7%

 50,000

 Commercial Vehicle Group, Inc., 7.875%, 4/15/19

 $

 50,000

 350,000

 Titan International, Inc., 6.875%, 10/1/20

 361,375

 $

 411,375

 Industrial Machinery - 0.6%

 325,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 294,125

 50,000

 Enpro Industries, Inc., 5.875%, 9/15/22 (144A)

 51,750

 $

 345,875

 Trading Companies & Distributors - 0.6%

 330,000

 United Rentals North America, Inc., 5.75%, 11/15/24

 $

 344,025

 Total Capital Goods

 $

 1,709,112

 Commercial Services & Supplies - 0.3%

 Commercial Printing - 0.2%

 130,000

 Cenveo Corp., 6.0%, 8/1/19 (144A)

 $

 107,250

 Office Services & Supplies - 0.1%

 100,000

 ACCO Brands Corp., 5.25%, 12/15/24 (144A)

 $

 100,500

 Total Commercial Services & Supplies

 $

 207,750

 Transportation - 1.0%

 Airlines - 0.3%

 175,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 $

 166,250

 Railroads - 0.4%

 245,000

 Florida East Coast Holdings Corp., 9.75%, 5/1/20 (144A)

 $

 261,844

 Trucking - 0.3%

 200,000

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 $

 146,000

 Total Transportation

 $

 574,094

 Automobiles & Components - 2.1%

 Auto Parts & Equipment - 1.8%

 135,000

 Cooper-Standard Automotive, Inc., 5.625%, 11/15/26 (144A)

 $

 135,000

 200,000

 IHO Verwaltungs GmbH, 4.5%, 9/15/23 (144A) (PIK)

 197,750

 107,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 106,198

 200,000

 Nexteer Automotive Group, Ltd., 5.875%, 11/15/21 (144A)

 207,500

 230,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 243,991

 150,000

 ZF North America Capital, Inc., 4.75%, 4/29/25 (144A)

 155,250

 $

 1,045,689

 Tires & Rubber - 0.3%

 200,000

 The Goodyear Tire & Rubber Co., 5.0%, 5/31/26

 $

 205,000

 Total Automobiles & Components

 $

 1,250,689

 Consumer Durables & Apparel - 3.6%

 Home Furnishings - 0.1%

 100,000

 Tempur Sealy International, Inc., 5.5%, 6/15/26

 $

 98,600

 Homebuilding - 3.0%

 105,000

 CalAtlantic Group, Inc., 5.375%, 10/1/22

 $

 109,725

 190,000

 KB Home, 7.5%, 9/15/22

 208,525

 175,000

 Lennar Corp., 4.5%, 6/15/19

 179,812

 125,000

 Lennar Corp., 4.75%, 11/15/22

 128,750

 180,000

 MDC Holdings, Inc., 5.5%, 1/15/24

 185,400

 325,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 331,094

 295,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 309,750

 335,000

 Toll Brothers Finance Corp., 4.875%, 11/15/25

 337,512

 $

 1,790,568

 Textiles - 0.5%

 280,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $

 287,700

 Total Consumer Durables & Apparel

 $

 2,176,868

 Consumer Services - 3.9%

 Casinos & Gaming - 1.3%

 65,000

 Eagle II Acquisition Co., 6.0%, 4/1/25 (144A)

 $

 66,950

 19,733

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)

 241

 460,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 490,475

 250,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 236,875

 $

 794,541

 Hotels, Resorts & Cruise Lines - 1.2%

 95,000

 Hilton Grand Vacations Borrower LLC, 6.125%, 12/1/24 (144A)

 $

 99,750

 155,000

 Sabre GLBL, Inc., 5.375%, 4/15/23 (144A)

 158,488

 75,000

 Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)

 78,750

 350,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 363,125

 $

 700,113

 Restaurants - 0.2%

 140,000

 KFC Holding Co., 5.0%, 6/1/24 (144A)

 $

 142,975

 Specialized Consumer Services - 1.2%

 200,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 $

 214,000

 340,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 344,250

 136,000

 StoneMor Partners LP, 7.875%, 6/1/21

 135,150

 $

 693,400

 Total Consumer Services

 $

 2,331,029

 Media - 7.0%

 Advertising - 0.2%

 125,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 119,219

 Broadcasting - 2.6%

 515,000

 CCO Holdings LLC, 5.5%, 5/1/26 (144A)

 $

 533,025

 280,000

 Gannett Co., Inc., 6.375%, 10/15/23

 296,100

 145,000

 Gray Television, Inc., 5.125%, 10/15/24 (144A)

 143,188

 185,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 188,238

 145,000

 Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)

 147,175

 240,000

 Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)

 231,600

 $

 1,539,326

 Cable & Satellite - 2.8%

 200,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $

 208,200

 200,000

 Altice US Finance I Corp., 5.375%, 7/15/23 (144A)

 206,250

 200,000

 CCO Holdings LLC, 5.75%, 2/15/26 (144A)

 210,000

 200,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 203,250

 140,000

 DISH DBS Corp., 5.875%, 11/15/24

 147,035

 178,000

 Dish Network Corp., 2.375%, 3/15/24 (144A)

 182,116

 135,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 138,038

 375,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 389,531

 $

 1,684,420

 Movies & Entertainment - 1.4%

 95,000

 AMC Entertainment Holdings, Inc., 6.125%, 5/15/27 (144A)

 $

 95,831

 110,000

 AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 (144A)

 111,238

 120,000

 Cinemark USA, Inc., 4.875%, 6/1/23

 121,260

 320,000

 Netflix Inc., 4.375% 11/15/26

 314,400

 180,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 185,850

 $

 828,579

 Total Media

 $

 4,171,544

 Retailing - 0.5%

 Department Stores - 0.0%+

 25,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 $

 23,750

 Automotive Retail - 0.5%

 250,000

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $

 258,125

 $

 258,125

 Total Retailing

 $

 281,875

 Food & Staples Retailing - 0.5%

 Food Retail - 0.5%

 140,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 138,250

 165,000

 Darling Ingredients, Inc., 5.375%, 1/15/22

 170,775

 $

 309,025

 Total Food & Staples Retailing

 $

 309,025

 Food, Beverage & Tobacco - 1.6%

 Packaged Foods & Meats - 1.2%

 75,000

 AdvancePierre Foods Holdings, Inc., 5.5%, 12/15/24 (144A)

 $

 75,844

 200,000

 FAGE International SA, 5.625%, 8/15/26 (144A)

 200,500

 45,000

 Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)

 45,900

 45,000

 Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)

 45,900

 45,000

 Post Holdings, Inc., 5.0%, 8/15/26 (144A)

 43,088

 215,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 226,288

 35,000

 Post Holdings, Inc., 8.0%, 7/15/25 (144A)

 39,288

 $

 676,808

 Tobacco - 0.4%

 22,000

 Alliance One International Inc., 8.5%, 4/15/21

 $

 22,550

 260,000

 Alliance One International, Inc., 9.875%, 7/15/21

 224,900

 $

 247,450

 Total Food, Beverage & Tobacco

 $

 924,258

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 200,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 199,750

 Total Household & Personal Products

 $

 199,750

 Health Care Equipment & Services - 5.9%

 Health Care Services - 0.9%

 150,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 128,950

 190,000

 Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)

 186,200

 215,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 213,925

 $

 529,075

 Health Care Facilities - 3.4%

 50,000

 CHS, 6.875%, 2/1/22

 $

 43,000

 330,000

 CHS, Inc., 7.125%, 7/15/20

 302,362

 135,000

 CHS, Inc., 8.0%, 11/15/19

 132,469

 400,000

 HCA, Inc., 5.25%, 6/15/26

 421,000

 210,000

 HCA, Inc., 5.375%, 2/1/25

 218,925

 360,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 335,700

 200,000

 LifePoint Health, Inc., 5.375%, 5/1/24 (144A)

 203,400

 290,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 309,430

 50,000

 Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)

 54,000

 $

 2,020,286

 Managed Health Care - 1.3%

 70,000

 Centene Corp., 4.75%, 1/15/25

 $

 70,394

 180,000

 Centene Corp., 4.75%, 5/15/22

 184,950

 200,000

 Molina Healthcare, Inc., 5.375%, 11/15/22

 207,374

 305,000

 Wellcare Health Plans, 5.25%, 4/1/25

 312,106

 $

 774,824

 Health Care Technology - 0.3%

 215,000

 Quintiles IMS, Inc., 5.0%, 10/15/26 (144A)

 $

 215,806

 Total Health Care Equipment & Services

 $

 3,539,991

 Pharmaceuticals, Biotechnology & Life Sciences - 1.9%

 Pharmaceuticals - 1.9%

 140,000

 Endo Finance LLC, 5.375%, 1/15/23 (144A)

 $

 120,837

 200,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 182,000

 205,000

 Endo, Ltd., 6.0%, 7/15/23 (144A)

 179,375

 20,000

 Horizon Pharma Inc., 8.75% 11/1/24

 20,825

 775,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 601,594

 $

 1,104,631

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 1,104,631

 Banks - 2.6%

 Diversified Banks - 2.0%

 250,000

 5.90

 Citigroup, Inc., Floating Rate Note (Perpetual)

 $

 260,938

 275,000

 6.25

 Citigroup, Inc., Floating Rate Note (Perpetual)

 296,656

 320,000

 8.12

 Credit Agricole SA, Floating Rate Note (Perpetual) (144A)

 340,800

 325,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)

 323,339

 $

 1,221,733

 Thrifts & Mortgage Finance - 0.6%

 335,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 341,700

 Total Banks

 $

 1,563,433

 Diversified Financials - 3.0%

 Specialized Finance - 1.9%

 200,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $

 205,500

 200,000

 Fly Leasing, Ltd., 6.75%, 12/15/20

 209,500

 545,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 551,812

 40,000

 Park Aerospace Holdings, Ltd., 5.25%, 8/15/22 (144A)

 41,600

 100,000

 Park Aerospace Holdings, Ltd., 5.5%, 2/15/24 (144A)

 104,000

 $

 1,112,412

 Consumer Finance - 1.0%

 230,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 228,850

 200,000

 Ally Financial, Inc., 4.625%, 5/19/22

 204,000

 150,000

 Ally Financial, Inc., 5.75%, 11/20/25

 153,562

 $

 586,412

 Diversified Capital Markets - 0.1%

 70,000

 Quicken Loans, Inc., 5.75%, 5/1/25 (144A)

 $

 68,775

 $

 68,775

 Total Diversified Financials

 $

 1,767,599

 Insurance - 0.1%

 Reinsurance - 0.1%

 70,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c)(d)

 $

 406

 80,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (c)(d)

 88,184

 $

 88,590

 Total Insurance

 $

 88,590

 Real Estate - 1.8%

 Specialized REIT - 0.2%

 105,645

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 109,871

 Diversified REIT - 0.3%

 210,000

 MPT Operating Partnership LP, 5.5%, 5/1/24

 $

 213,675

 Specialized REIT - 0.9%

 310,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 $

 321,625

 200,000

 Iron Mountain, Inc., 5.75%, 8/15/24

 204,000

 $

 525,625

 Diversified Real Estate Activities - 0.4%

 235,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 240,875

 Total Real Estate

 $

 1,090,046

 Software & Services - 3.2%

 Internet Software & Services - 1.2%

 250,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 258,750

 59,000

 IAC, 4.875%, 11/30/18

 59,811

 365,000

 j2 Cloud Services LLC, 8.0%, 8/1/20

 377,319

 $

 695,880

 IT Consulting & Other Services - 1.1%

 185,000

 Change Healthcare Holdings LLC, 5.75%, 3/1/25 (144A)

 $

 189,625

 150,000

 Diamond 1 Finance Corp., 5.875%, 6/15/21 (144A)

 157,700

 155,000

 Iron Mountain US Holdings, Inc., 5.375%, 6/1/26 (144A)

 154,612

 130,000

 Rackspace, 8.625%, 11/15/24

 136,981

 $

 638,918

 Data Processing & Outsourced Services - 0.7%

 160,000

 Alliance Data Systems Company, 5.875, 11/1/21

 $

 165,600

 155,000

 First Data Corp., 5.0%, 1/15/24 (144A)

 157,712

 95,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 101,888

 $

 425,200

 Application Software - 0.2%

 135,000

 Open Text Corp., 5.875%, 6/1/26 (144A)

 $

 141,412

 Total Software & Services

 $

 1,901,410

 Technology Hardware & Equipment - 1.3%

 Communications Equipment - 0.9%

 100,000

 Brocade Communications Systems, Inc., 4.625%, 1/15/23

 $

 102,000

 90,000

 CommScope Technologies Finance LLC, 6.0%, 6/15/25 (144A)

 94,275

 175,000

 CommScope, Inc., 5.0%, 6/15/21 (144A)

 179,812

 75,000

 Plantronics, Inc., 5.75%, 5/31/23 (144A)

 75,656

 75,000

 Plantronics, Inc., 5.5%, 5/31/23 (144A)

 75,656

 $

 527,399

 Computer Hardware - 0.4%

 220,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $

 243,100

 Total Technology Hardware & Equipment

 $

 770,499

 Semiconductors & Semiconductor Equipment - 0.9%

 Semiconductor Equipment - 0.3%

 175,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 182,656

 Semiconductors - 0.6%

 255,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 261,375

 75,000

 Micron Technology, Inc., 5.5%, 2/1/25

 77,812

 $

 339,187

 Total Semiconductors & Semiconductor Equipment

 $

 521,843

 Telecommunication Services - 5.8%

 Integrated Telecommunication Services - 3.4%

 225,000

 CenturyLink, Inc., 6.45%, 6/15/21

 $

 239,038

 100,000

 Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)

 104,875

 751,000

 Frontier Communications Corp., 8.75%, 4/15/22

 728,470

 250,000

 GCI, Inc., 6.875%, 4/15/25

 261,875

 300,000

 Level 3 Financing, Inc., 5.25%, 3/15/26

 301,500

 395,000

 Windstream Services LLC, 7.75%, 10/15/20

 400,925

 $

 2,036,683

 Wireless Telecommunication Services - 2.4%

 685,000

 Sprint Corp., 7.125%, 6/15/24

 $

 731,238

 330,000

 Sprint Corp., 7.25%, 9/15/21

 356,235

 75,000

 T-Mobile USA, Inc., 6.0%, 3/1/23

 80,085

 155,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 165,269

 65,000

 T-Mobile USA, Inc., 6.5%, 1/15/26

 71,175

 $

 1,404,002

 Total Telecommunication Services

 $

 3,440,685

 Utilities - 2.7%

 Electric Utilities - 0.4%

 245,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 $

 207,638

 Gas Utilities - 0.9%

 50,000

 AmeriGas Partners LP, 5.5%, 5/20/25

 $

 49,625

 30,000

 DCP Midstream Operating LP, 3.875%, 3/15/23

 28,800

 49,000

 DCP Midstream Operating LP, 4.95%, 4/1/22

 49,490

 225,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 207,000

 210,000

 Ferrellgas LP, 6.75%, 1/15/22

 198,450

 $

 533,365

 Independent Power Producers & Energy Traders - 1.4%

 50,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 50,750

 55,000

 Calpine Corp., 5.25%, 6/1/26 (144A)

 55,825

 200,000

 Calpine Corp., 5.375%, 1/15/23

 201,760

 55,000

 Calpine Corp., 5.75%, 1/15/25

 54,656

 150,000

 NRG Energy, Inc., 6.25%, 5/1/24

 149,531

 160,000

 NRG Energy, Inc., 6.625%, 1/15/27 (144A)

 159,600

 180,000

 NRG Energy, Inc., 7.25%, 5/15/26

 185,400

 $

 857,522

 Total Utilities

 $

 1,598,525

 TOTAL CORPORATE BONDS

 (Cost $41,283,973)

 $

 42,624,898

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.3%

 135,000

 Federal Home Loan Bank Discount Notes, 4/3/17 (h)

 $

 135,000

 1,000,000

 U.S. Treasury Bills, 4/13/17 (h)

 999,799

 300,000

 U.S. Treasury Bills, 4/20/17 (h)

 299,897

 440,000

 U.S. Treasury Bills, 4/27/17 (h)

 439,786

 700,000

 0.96

 U.S. Treasury Note, Floating Rate Note, 7/31/18

 701,180

 $

 2,575,662

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $2,574,583)

 $

 2,575,662

 SENIOR FLOATING RATE LOAN INTERESTS - 2.6%**

 Energy - 0.3%

 Oil & Gas Drilling - 0.3%

 169,390

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 160,920

 Total Energy

 $

 160,920

 Materials - 0.4%

 Steel - 0.4%

 223,315

 4.91

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 226,665

 Total Materials

 $

 226,665

 Capital Goods - 0.4%

 Aerospace & Defense - 0.2%

 75,000

 7.13

 DynCorp International, Inc., Term Loan B2, 7/7/20

 $

 75,234

 Building Products - 0.2%

 131,870

 4.00

 Builders FirstSource, Inc., Refinancing Term Loan, 2/29/24

 $

 131,969

 Total Capital Goods

 $

 207,203

 Automobiles & Components - 0.5%

 Auto Parts & Equipment - 0.5%

 300,000

 0.00

 American Axle & Manufacturing, Inc., Term Loan B, 1/18/18

 $

 300,000

 Total Automobiles & Components

 $

 300,000

 Consumer Services - 0.1%

 Restaurants - 0.1%

 49,194

 4.04

 Landry's, Inc., B Term Loan, 9/22/23

 $

 49,681

 Total Consumer Services

 $

 49,681

 Media - 0.5%

 Broadcasting - 0.1%

 38,346

 3.75

 Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, 3/15/24

 $

 38,124

 Movies & Entertainment - 0.4%

 275,000

 5.50

 AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), 2016 Incremental Term Loan, 12/21/17

 $

 275,000

 Total Media

 $

 313,124

 Food & Staples Retailing - 0.3%

 Food Distributors - 0.3%

 280,000

 8.31

 Del Monte Foods Consumer Products,Term Loan (Second Lien), 5/26/21

 $

 187,950

 Total Food & Staples Retailing

 $

 187,950

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 25,056

 6.65

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 $

 25,135

 31,896

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 31,557

 29,238

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 28,928

 $

 85,620

 Total Health Care Equipment & Services

 $

 85,620

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $1,613,453)

 $

 1,531,163

 Shares

 MUTUAL FUND - 2.1%

 Insurance - 2.1%

 Property & Casualty Insurance - 2.1%

 122,642

 Pioneer ILS Interval Fund (g)

 $

 1,276,695

 TOTAL MUTUAL FUND

 (Cost $1,300,000)

 $

 1,276,695

 RIGHTS / WARRANTS - 0.0%+

 Health Care Equipment & Services - 0.0%+

 Health Care Services - 0.0%+

 80

 BioScrip, Inc., 6/30/25 (f)

  $

                        -

 80

 BioScrip, Inc., 6/30/25 (f)

                        -

  $

                        -

 Total Health Care Equipment & Services

  $

                        -

 TOTAL RIGHTS / WARRANTS

 (Cost $0)

  $

                        -

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 0.6%

 Certificate of Deposit - 0.3%

 150,000

 1.26

 Sumitomo Mitsui, Floating Rate Note, 11/1/16

 $

 150,005

 Commercial Paper - 0.3%

 191,000

 Prudential Funding Corp., Commercial Paper, 4/3/17 (h)

 $

 190,987

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $340,992)

 $

 340,992

 TOTAL INVESTMENT IN SECURITIES - 97.6%

 $

 58,350,911

 (Cost $55,736,078) (a)

 OTHER ASSETS & LIABILITIES - 2.4%

 $

 1,305,400

 TOTAL NET ASSETS - 100.0%

 $

 59,656,311

 +

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 REMICS

 Real Estate Mortgage Investment Conduits.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2017, the value of these securities amounted to $20,055,719 or 33.6% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay in kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $55,736,078 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

            3,484,844

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

             (995,323)

 Net unrealized appreciation

 $

            2,489,521

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Rate to be determined.

 (d)

 Structured reinsurance investment. At March 31, 2017, the value of these securities amounted to $88,590 or 0.1% of total net assets.

 (e)

 Security is in default.

 (f)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 (g)

 Affiliated funds managed by Pioneer Investment Management, Inc.

 (h)

 Security issued with a zero coupon.  Income is earned through accretion of discount.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit

 Rating (2)

 Expiration

 Date

 Premiums Paid

 Unrealized Appreciation

         633,600

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 6/20/21

            28,783

              25,222

      1,395,900

 Chicago Mercentile Exchange

 Markit CDX North America High Yield Index

 5.00%

 B+

 12/20/21

            85,612

              24,108

          114,395

              49,330

   (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

   (2)

 Based on Standard & Poor's rating of the issuer or weighted average of all the underlying securities of the index.

 Various inputs are used in determining the value of the Portfolios's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
6,141,041

$
-

$
6,141,041

 Preferred Stocks

71,738

-

-

71,738

 Convertible Preferred Stocks

   Health Care Equipment & Services

     Health Care Services

-

-

2,029

2,029

   All Other Convertible Preferred Stocks

655,038

-

-

655,038

 Common Stocks

2,281,222

-

-

2,281,222

 Collateralized Mortgage Obligations

-

850,433

-

850,433

 Corporate Bonds

   Insurance

      Reinsurance

-

-

88,590

88,590

   All Other Corporate Bonds

-

42,536,308

-

42,536,308

 US Government And Agency Obligations

-

2,575,662

-

2,575,662

 Senior Floating Rate Loan Interests

-

1,531,163

-

1,531,163

 Mutual Fund

-

1,276,695

-

1,276,695

 Rights/Warrants*

-

-

-

-

 Certificate of Deposit

-

150,005

-

150,005

 Commercial Paper

-

190,987

-

190,987

 Total

$
3,007,998

$
55,252,294

$
90,619

$
58,350,911

*

 Security is valued at $0.

 Other Financial Instruments

 Unrealized appreciation on futures contracts

$
2,090

$
-

$
-

$
2,090

 Unrealized appreciation on centrally cleared swap contracts

-

49,330

-

49,330

 Total Other Financial Instruments

$
2,090

$
49,330

$
-

$
51,420

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Preferred Stocks

 Corporate Bonds

 Rights/

 Warrants

 Total

 Balance as of 12/31/16

  $               1,740

  $        84,534

  $                 -

  ***

  $        86,274

 Realized gain (loss)1

                          -

                      -

                     -

                      -

 Change in unrealized appreciation (depreciation)2

                      289

              4,056

                     -

              4,345

 Purchases

                          -

                      -

                     -

                      -

 Sales

                          -

                      -

                     -

                      -

 Transfers in to Level 3*

                          -

                      -

                     -

                      -

 Transfers out of Level 3*

                          -

                      -

                     -

                      -

 Balance as of 3/31/17

  $               2,029

  $        88,590

  $                 -

  ***

  $        90,619

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values.  During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ***

 Security is valued at $0.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/17

  $               4,345

			Pioneer Strategic Income VCT Portfolio
			Schedule of Investments 3/31/17 (unaudited)

	Principal Amount ($) (m)	Floating Rate (b)					Value
			CONVERTIBLE CORPORATE BONDS - 0.7%
			Capital Goods - 0.2%
			Construction & Engineering - 0.1%
	30,000		Dycom Industries, Inc., 0.75%, 9/15/21				$35,006
			Electrical Components & Equipment - 0.1%
	94,000		General Cable Corp., 4.5%, 11/15/29 (Step)				$72,909
			Total Capital Goods				$107,915
			Consumer Durables & Apparel - 0.1%
			Homebuilding - 0.1%
	15,000		CalAtlantic Group, Inc., 0.25%, 6/1/19				$14,081
	30,000		CalAtlantic Group, Inc., 1.25%, 8/1/32				30,994
							$45,075
			Total Consumer Durables & Apparel				$45,075
			Health Care Equipment & Services - 0.1%
			Health Care Equipment - 0.1%
	25,000		Wright Medical Group, Inc., 2.0%, 2/15/20				$29,812
			Total Health Care Equipment & Services				$29,812
			Software & Services - 0.3%
			Internet Software & Services - 0.2%
	10,000		WebMD Health Corp., 2.5%, 1/31/18				$10,150
	105,000		WebMD Health Corp., 2.625%, 6/15/23 (144A)				99,684
							$109,834
			Application Software - 0.1%
	25,000		Synchronoss Technologies, Inc., 0.75%, 8/15/19				$23,578
			Total Software & Services				$133,412
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $318,808)				$316,214

			PREFERRED STOCK - 0.0%+
			Diversified Financials - 0.0%+
			Consumer Finance - 0.0%+
	532	6.82	GMAC Capital Trust I, Floating Rate Note, 2/15/40				$13,529
			TOTAL PREFERRED STOCK
			(Cost $12,470)				$13,529

			CONVERTIBLE PREFERRED STOCKS - 0.8%
			Banks - 0.8%
			Diversified Banks - 0.8%
	84		Bank of America Corp., 7.25% (Perpetual)				$100,385
	220		Wells Fargo & Co., 7.5% (Perpetual)				272,800
							$373,185
			Total Banks				$373,185
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $338,344)				$373,185
	Shares
			COMMON STOCKS - 0.3%
			Energy - 0.0%+
			Oil & Gas Exploration & Production - 0.0%+
	2		Swift Energy Co.				$55
			Total Energy				$55
			Capital Goods - 0.3%
			Construction & Engineering - 0.3%
	53,917		Newhall Land Development LLC *				$155,011
			Total Capital Goods				$155,011
			Consumer Durables & Apparel - 0.0%+
			Homebuilding - 0.0%+
	15,463		Desarrolladora Homex SAB de CV * (e)				$690
			Total Consumer Durables & Apparel				$690
			TOTAL COMMON STOCKS
			(Cost $50,047)				$155,756
	Principal Amount ($) (m)
			ASSET BACKED SECURITIES - 3.6%
	40,412		Westgate Resorts 2014-1 LLC, 3.25%, 12/20/26 (144A)				$40,141
	46,560		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)				46,182
	93,272		Ajax Mortgage Loan Trust 2016-B, 4.0%, 9/25/65 (Step) (144A)				93,089
	45,000		Bayview Opportunity Master Fund IVa Trust 2016-SPL1, 4.25%, 4/28/55 (144A)				46,293
	40,000	4.25	Bayview Opportunity Master Fund IVb Trust 2016-SPL2, Floating Rate Note, 6/28/53 (144A)				41,149
	100,000		BCC Funding Corp X, 4.544%, 12/21/20 (144A)				98,468
	41,516		Credit-Based Asset Servicing & Securitization LLC, 3.76404%, 7/25/35 (Step)				39,817
	45,569		Equifirst Mortgage Loan Trust 2003-1, 4.01%, 12/25/32 (Step)				45,860
	37,588		GCAT 2015-1 LLC, 3.625%, 5/26/20 (Step) (144A)				37,592
	1,168	1.15	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36				1,165
	70,391		Icon Brand Holdings LLC, 4.352%, 1/25/43 (144A)				63,969
	50,000		Navitas Equipment Receivables LLC 2015-1, 4.5%, 5/17/21 (144A)				50,811
	55,000	4.00	New Residential Mortgage Loan Trust, 2017-1 Series 2017-1A Class A1 Floating Rate Note, 2/25/57 (144A)				56,717
	50,000		Oxford Finance Funding 2016-1 LLC, 3.968%, 6/17/24 (144A)				49,500
	99,042		STORE Master Funding I LLC, 3.75%, 4/20/45 (144A)				97,551
	100,000	3.50	Towd Point Mortgage Trust 2017-1, Floating Rate Note, 10/25/56 (144A)				100,188
	35,000	4.28	Towd Point Mortgage Trust, 2015-3 Series 2015-3 Class B1, Floating Rate Note, 3/25/54 (144A)				34,139
	40,000	3.00	Towd Point Mortgage Trust, 2016-2 Series 2016-2 Class M2, Floating Rate Note, 8/25/55 (144A)				36,005
	89,678		VOLT XLVIII LLC, 3.5%, 7/25/46 (Step) (144A)				90,162
	40,290		VOLT XXXI LLC, 3.375%, 2/25/55 (Step) (144A)				40,162
	49,842		VOLT XXXIII LLC, 3.5%, 3/25/55 (Step) (144A)				50,028
	45,526		VOLT XXXVI LLC, 3.625%, 7/25/45 (Step) (144A)				45,636
	100,000	4.05	Westgate Resorts 2017-1 LLC, Series 2017-1A Class B, 12/20/30 (144A)				99,844
	50,000		Westlake Automobile Receivables Trust 2015-3, 3.05%, 5/17/21 (144A)				50,355
	40,000		First Investors Auto Owner Trust 2015-1, 3.59%, 1/18/22 (144A)				40,372
	73,627		RMAT 2015-1 LLC, 4.09%, 7/27/20 (Step) (144A)				74,042
	150,000	3.87	Small Business Administration Participation Certificates, Floating Rate Note, 10/15/49 (144A)				148,665
							$1,617,902
			TOTAL ASSET BACKED SECURITIES
			(Cost $1,626,728)				$1,617,902

			COLLATERALIZED MORTGAGE OBLIGATIONS - 13.0%
	35,000	3.50	Sequoia Mortgage Trust, 2017-3 Series 2017-3 Class A19, Floating Rate Note, 4/25/47(144A)				$34,382
	62,521	3.50	Shellpoint Co-Originator Trust 2016-1, Floating Rate Note, 11/25/46 (144A)				62,840
	57,362	3.83	Agate Bay Mortgage Trust 2014-3, Floating Rate Note, 11/25/44 (144A)				56,212
	142,773	3.50	Agate Bay Mortgage Trust 2015-5, Floating Rate Note, 7/25/45 (144A)				143,721
	73,856	4.00	Agate Bay Mortgage Trust, 2014-1 Series 2014-1 Class 1A11, Floating Rate Note, 7/25/44 (144A)				75,991
	100,000	5.49	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/10/29 (144A)				97,969
	100,000	5.49	CCRESG Commercial Mortgage Trust 2016-HEAT, Floating Rate Note, 4/12/29 (144A)				94,866
	73,416	3.75	Chase Mortgage Trust 2016-1, Floating Rate Note, 3/26/46 (144A)				71,734
	61,649	3.75	Chase Mortgage Trust 2016-2, Floating Rate Note, 2/25/44 (144A)				60,065
	97,860	3.50	Citigroup Mortgage Loan Trust 2013-J1, Floating Rate Note, 10/25/43 (144A)				97,402
	25,000		COMM 2012-CCRE2 Mortgage Trust REMICS, 3.791%, 8/17/45				26,080
	21,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/17/45				21,131
	25,000		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/17/45				25,364
	100,000	5.17	COMM 2013-CCRE11 Mortgage Trust, Floating Rate Note, 8/12/50 (144A)				106,037
	50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46				50,608
	100,000	3.96	COMM 2014-UBS6 Mortgage Trust REMICS, Floating Rate Note, 12/10/47 (144A)				82,859
	50,000	4.55	COMM 2015-CCRE25 Mortgage Trust, Floating Rate Note, 8/12/48				52,755
	50,000		COMM 2015-CCRE26 Mortgage Trust REMICS, 3.63%, 10/13/48				51,288
	50,000	3.58	CSAIL 2015-C4 Commercial Mortgage Trust REMICS, Floating Rate Note, 11/15/48				42,320
	25,000		CSAIL 2016-C6 Commercial Mortgage Trust, 3.0898%, 1/15/49				24,565
	100,000		CSAIL 2016-C7 Commercial Mortgage Trust, 3.502%, 11/15/49				100,919
	54,582	3.50	CSMC Trust 2013-7, Floating Rate Note, 8/25/43 (144A)				54,944
	47,232	3.50	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)				47,427
	65,787	4.00	CSMC Trust 2014-IVR3 REMICS, Floating Rate Note, 7/25/44 (144A)				67,380
	32,276	3.75	CSMC Trust 2014-OAK1, Floating Rate Note, 11/25/44 (144A)				30,445
	78,750	3.50	CSMC Trust 2014-WIN2, Floating Rate Note, 10/25/44 (144A)				79,150
	65,318		CSMC Trust 2015-2, 3.5%, 2/25/45 (144A)				65,875
	38,545	3.91	CSMLT 2015-2 Trust, Floating Rate Note, 8/25/45 (144A)				38,265
	50,000		DBJPM 16-C3 Mortgage Trust, 2.89%, 9/10/49				48,547
	51,394	2.50	EverBank Mortgage Loan Trust, Floating Rate Note, 4/25/43 (144A)				49,531
	25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)				25,404
	100,000	3.98	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/17/45 (144A)				102,974
	42,048		JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16, 3.07%, 12/17/46				42,752
	100,000	3.11	JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL4 REMICS, Floating Rate Note, 12/16/30 (144A)				99,083
	45,663	3.00	JP Morgan Mortgage Trust 2013-1, Floating Rate Note, 3/25/43 (144A)				44,126
	97,020	3.50	JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)				97,847
	28,033	3.75	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				26,679
	59,266	3.50	JP Morgan Mortgage Trust 2014-1 REMICS, Floating Rate Note, 1/25/44 (144A)				59,660
	28,527	3.09	JP Morgan Mortgage Trust 2014-IVR3 REMICS, Floating Rate Note, 9/25/44 (144A)				26,145
	28,401	4.07	JP Morgan Mortgage Trust 2014-OAK4, Floating Rate Note, 9/25/44 (144A)				28,802
	38,517	3.63	JP Morgan Mortgage Trust 2015-4, Floating Rate Note, 6/25/45 (144A)				36,450
	81,564		JP Morgan Mortgage Trust 2016-1, 3.5%, 5/25/46 (144A)				81,698
	29,611	2.69	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				27,855
	19,740	2.69	JP Morgan Mortgage Trust 2016-2, Floating Rate Note, 6/25/46 (144A)				18,359
	92,202	3.50	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)				92,987
	36,974	3.38	JP Morgan Mortgage Trust 2016-3, Floating Rate Note, 10/25/46 (144A)				36,756
	98,565	3.50	JP Morgan Mortgage Trust 2016-4, Floating Rate Note, 10/25/46 (144A)				98,133
	89,756	3.50	JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)				89,454
	59,837	3.50	JP Morgan Mortgage Trust 2017-1, Floating Rate Note, 1/25/47 (144A)				60,347
	48,189	2.60	JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)				48,035
	57,827	2.60	JP Morgan Mortgage Trust, Floating Rate Note, 12/25/46 (144A)				56,946
	113,065	2.62	JP Morgan Trust 2015-1 REMICS, Floating Rate Note, 12/25/44 (144A)				110,619
	120,345	3.62	JP Morgan Trust 2015-6, Floating Rate Note, 10/25/45 (144A)				117,232
	50,000		JPMBB Commercial Mortgage Securities Trust 2014-C22 REMICS, 3.8012%, 9/15/47				51,838
	100,000	3.24	JPMCC Re-REMIC Trust 2014-FRR1, Floating Rate Note, 4/27/44 (144A)				98,662
	50,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, 3.1413%, 12/15/49				49,393
	9,799	5.53	LB-UBS Commercial Mortgage Trust 2007-C1, Floating Rate Note, 2/15/40				9,789
	80,360		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44				81,169
	100,000	3.00	Morgan Stanley Capital I Trust 2016-BNK2, Floating Rate Note, 11/15/49 (144A)				78,935
	25,000		Morgan Stanley Capital I Trust 2016-UBS9, 3.0%, 3/15/49 (144A)				19,227
	92,343	2.97	Morgan Stanley Residential Mortgage Loan Trust 2014-1, Floating Rate Note, 6/25/44 (144A)				89,836
	76,333	3.25	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				76,070
	32,147	3.31	NRP Mortgage Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				27,107
	30,155	2.26	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)				28,328
	83,981	2.50	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42				81,133
	45,376	3.90	Sequoia Mortgage Trust 2012-5, Floating Rate Note, 11/25/42				44,968
	53,871	2.50	Sequoia Mortgage Trust 2012-6, Floating Rate Note, 12/26/42				51,141
	142,498	1.87	Sequoia Mortgage Trust 2013-2, Floating Rate Note, 2/25/43				135,851
	38,587	3.52	Sequoia Mortgage Trust 2013-3, Floating Rate Note, 3/25/43				38,065
	37,861	2.50	Sequoia Mortgage Trust 2013-4, Floating Rate Note, 4/27/43				36,451
	78,982	2.50	Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/26/43				75,598
	92,803	3.00	Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43				91,063
	18,267		Sequoia Mortgage Trust 2013-9, 3.5%, 7/27/43 (144A)				18,109
	36,194	3.50	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)				36,435
	23,884	3.75	Sequoia Mortgage Trust 2015-2, Floating Rate Note, 5/25/45 (144A)				22,259
	105,582	3.50	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)				106,283
	95,885	3.72	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)				91,561
	25,889	3.72	Sequoia Mortgage Trust 2015-3, Floating Rate Note, 7/25/45 (144A)				24,092
	127,504	3.84	Sequoia Mortgage Trust 2016-1, Floating Rate Note, 6/25/46 (144A)				125,401
	99,803	3.50	Sequoia Mortgage Trust 2017-2, Floating Rate Note, 3/25/47 (144A)				100,466
	99,803	3.50	Sequoia Mortgage Trust 2017-2, Floating Rate Note, 3/25/47 (144A)				99,343
	52,611	3.75	Shellpoint Asset Funding Trust 2013-1, Floating Rate Note, 7/25/43 (144A)				53,237
	75,000	3.50	Shellpoint Co-Originator Trust, 2017-1 Series 2017-1 Class A19, Floating Rate Note, (144A)				74,086
	65,000	3.50	Towd Point Mortgage Trust 2016-1 REMICS, Floating Rate Note, 2/25/55 (144A)				61,931
	60,000	3.00	Towd Point Mortgage Trust 2016-4, Floating Rate Note, 7/25/56 (144A)				58,783
	25,000	5.88	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Floating Rate Note, 5/15/43				24,936
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 2.819%, 8/15/50				50,794
	50,000		Wells Fargo Commercial Mortgage Trust 2014-LC16 REMICS, 3.477%, 8/15/50				51,996
	52,284	4.12	WinWater Mortgage Loan Trust 2014-2, Floating Rate Note, 9/20/44 (144A)				49,920
	24,015	3.77	WinWater Mortgage Loan Trust 2015-4, Floating Rate Note, 6/20/45 (144A)				22,642
	95,806	3.82	WinWater Mortgage Loan Trust 2015-A REMICS, Floating Rate Note, 6/20/45 (144A)				91,321
	9,252		Federal National Mortgage Association REMICS, 4.5%, 6/25/29				9,820
	25,000	4.88	FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)				25,702
	100,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)				102,447
	25,373		Government National Mortgage Association, 3.0%, 4/20/41				25,962
	54,817		Government National Mortgage Association, 4.5%, 9/20/39				58,783
	74,140		Seasoned Credit Risk Transfer Trust Series 2016-1, 3.0%, 9/25/55				73,381
							$5,913,329
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $5,981,039)				$5,913,329

			CORPORATE BONDS - 36.7%
			Energy - 7.4%
			Oil & Gas Drilling - 0.3%
	100,000		Rowan Companies, Inc., 4.75%, 1/15/24				$89,750
	58,000		Rowan Companies, Inc., 5.85%, 1/15/44				44,660
							$134,410
			Integrated Oil & Gas - 0.5%
	25,000		Petrobras Global Finance BV, 6.125%, 1/17/22				$26,238
	60,000		Petrobras Global Finance BV, 7.375%, 1/17/27				63,432
	115,000		Petroleos Mexicanos, 3.5%, 1/30/23				109,584
MXN	95,000		Petroleos Mexicanos, 7.19%, 9/12/24 (144A)				4,485
	20,000		YPF SA, 8.5%, 3/23/21 (144A)				21,914
							$225,653
			Oil & Gas Exploration & Production - 2.2%
	100,000		Antero Resources Corp., 5.625%, 6/1/23				$102,250
	82,000		Canadian Natural Resources, Ltd., 6.25%, 3/15/38				93,861
	35,000		Canadian Natural Resources, Ltd., 6.75%, 2/1/39				40,874
	25,000		Carrizo Oil & Gas, Inc., 7.5%, 9/15/20				25,906
	15,000		Continental Resources, Inc., 4.5%, 4/15/23				14,597
	65,000		Denbury Resources, Inc., 4.625%, 7/15/23				47,450
	25,000		Denbury Resources, Inc., 5.5%, 5/1/22				19,500
	200,000		Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)				207,330
	65,000		Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)				62,725
	25,000		MEG Energy Corp., 6.5%, 1/15/25 (144A)				25,000
	75,000		Newfield Exploration Co., 5.625%, 7/1/24				79,031
	32,000		Noble Energy, Inc., 5.625%, 5/1/21				32,968
	75,000		Oasis Petroleum, Inc., 6.875%, 3/15/22				76,875
	50,000		PDC Energy, Inc., 7.75%, 10/15/22				52,625
	45,000		Sanchez Energy Corp., 7.75%, 6/15/21				44,438
	60,000		Whiting Petroleum Corp., 5.75%, 3/15/21				59,400
							$984,830
			Oil & Gas Refining & Marketing - 0.5%
	134,000		Calumet Specialty Products Partners LP, 6.5%, 4/15/21				$113,398
	74,000		EnLink Midstream Partners LP, 4.4%, 4/1/24				74,883
	65,000		Tesoro Corp., 5.375%, 10/1/22				67,275
							$255,556
			Oil & Gas Storage & Transportation - 3.9%
	75,000		Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)				$75,938
	125,000		Boardwalk Pipelines LP, 4.95%, 12/15/24				131,638
	25,000		Boardwalk Pipelines LP, 5.95%, 6/1/26				27,684
	50,000		Crestwood Midstream Partners LP, 6.25%, 4/1/23				51,875
	73,000		DCP Midstream Operating LP, 9.75%, 3/15/19 (144A)				81,942
	105,000		Enbridge Energy Partners LP, 7.375%, 10/15/45				128,046
	30,000		Energy Transfer Equity LP, 5.875%, 1/15/24				31,875
	56,000	4.59	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66				55,860
	100,000		Genesis Energy LP, 6.75%, 8/1/22				103,100
	125,000		Kinder Morgan, Inc. Delaware, 5.05%, 2/15/46				121,340
	25,000		Kinder Morgan, Inc. Delaware, 5.3%, 12/1/34				25,089
	60,000		Kinder Morgan, Inc. Delaware, 5.55%, 6/1/45				61,305
	135,000		MPLX LP, 4.875%, 12/1/24				142,012
	90,000		ONEOK, Inc., 7.5%, 9/1/23				105,089
	165,000		Plains All American Pipeline LP, 4.65%, 10/15/25				169,966
	15,000		Sabine Pass Liquefaction LLC, 5.625%, 3/1/25				16,262
	100,000		Sabine Pass Liquefaction LLC, 5.75%, 5/15/24				108,980
	35,000		Spectra Energy Capital LLC, 6.75%, 7/15/18				36,964
	19,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42				19,750
	45,000		Targa Resources Partners LP, 4.125%, 11/15/19				45,731
	95,000		The Williams Companies, Inc., 7.5%, 1/15/31				110,675
	130,000		Williams Partners LP, 5.1%, 9/15/45				128,911
							$1,780,032
			Total Energy				$3,380,481
			Materials - 1.3%
			Commodity Chemicals - 0.1%
	35,000		NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)				$35,612
			Diversified Chemicals - 0.1%
	50,000		CF Industries, Inc., 3.45%, 6/1/23				$47,250
			Fertilizers & Agricultural Chemicals - 0.4%
	195,000		Agrium, Inc., 5.25%, 1/15/45				$211,545
			Paper Packaging - 0.2%
	70,000	4.80	International Paper Co., 4.8%, 6/15/44				$69,700
	16,000		International Paper Co., 6.0%, 11/15/41				18,523
							$88,223
			Diversified Metals & Mining - 0.2%
	50,000		Freeport-McMoRan, Inc., 3.875%, 3/15/23				$45,981
	40,000	7.25	Rain Cii Carbon LLC/CII, 7.25%, 4/1/25 (144A)				39,600
							$85,581
			Paper Products - 0.3%
	13,000		Resolute Forest Products, Inc., 5.875%, 5/15/23				$11,862
EURO	100,000		Sappi Papier Holding GmbH, 4.0%, 4/1/23 (144A)				111,679
							$123,541
			Total Materials				$591,752
			Capital Goods - 1.8%
			Aerospace & Defense - 0.6%
	50,000		Embraer Netherlands Finance BV, 5.4%, 2/1/27				$51,574
	120,000	3.20	Rockwell Collins Inc., 3.2%, 3/15/24				119,863
	100,000		Triumph Group, Inc., 5.25%, 6/1/22				96,000
							$267,437
			Building Products - 0.7%
	100,000		Masco Corp., 4.375%, 4/1/26				$103,921
	25,000		Masco Corp., 5.95%, 3/15/22				28,078
	50,000		Owens Corning, 3.4%, 8/15/26				48,421
	75,000		Owens Corning, 4.2%, 12/1/24				77,270
	60,000		Standard Industries, Inc., 5.375%, 11/15/24 (144A)				60,787
							$318,477
			Construction & Farm Machinery & Heavy Trucks - 0.2%
	100,000		Meritor, Inc., 6.25%, 2/15/24				$102,500
			Industrial Machinery - 0.3%
	60,000		Apex Tool Group LLC, 7.0%, 2/1/21 (144A)				$54,300
	75,000		Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)				77,250
							$131,550
			Total Capital Goods				$819,964
			Commercial Services & Supplies - 0.3%
			Commercial Printing - 0.1%
	65,000		Cenveo Corp., 6.0%, 8/1/19 (144A)				$53,625
			Research & Consulting Services - 0.2%
	61,000		Verisk Analytics, Inc., 5.5%, 6/15/45				$66,244
			Total Commercial Services & Supplies				$119,869
			Transportation - 0.7%
			Airlines - 0.7%
	25,000		Delta Air Lines, Inc., 2.88%, 3/13/20				$25,202
	15,637		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19				16,321
	194,352		Guanay Finance, Ltd., 6.0%, 12/15/20 (144A)				199,454
	93,984		Latam Airlines 2015-1 Pass Through Trust A, 4.2%, 8/15/29				93,162
							$334,139
			Total Transportation				$334,139
			Automobiles & Components - 0.6%
			Auto Parts & Equipment - 0.0%+
	25,000		TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)				$26,521
			Automobile Manufacturers - 0.6%
	120,000		Ford Motor Co., 4.346%, 12/8/26				$122,367
	115,000		General Motors Co., 6.6%, 4/1/36				132,218
							$254,585
			Total Automobiles & Components				$281,106
			Consumer Durables & Apparel - 0.9%
			Homebuilding - 0.6%
	40,000		DR Horton, Inc., 5.75%, 8/15/23				$44,869
	65,000		KB Home, 7.5%, 9/15/22				71,338
	100,000		Lennar Corp., 4.5%, 6/15/19				102,750
	15,000		MDC Holdings, Inc., 5.5%, 1/15/24				15,450
	20,000		Meritage Homes Corp., 7.0%, 4/1/22				22,400
	20,000		Toll Brothers Finance Corp., 4.875%, 11/15/25				20,150
							$276,957
			Housewares & Specialties - 0.3%
	100,000		Controladora Mabe SA de CV, 7.875%, 10/28/19 (144A)				$109,362
			Total Consumer Durables & Apparel				$386,319
			Consumer Services - 0.8%
			Casinos & Gaming - 0.2%
	598		Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)				$7
	80,000		Scientific Games International, Inc., 10.0%, 12/1/22				85,300
							$85,307
			Hotels, Resorts & Cruise Lines - 0.1%
	40,000		NCL Corp, Ltd., 4.625%, 11/15/20 (144A)				$40,850
			Leisure Facilities - 0.3%
EURO	100,000		Cirsa Funding Luxembourg SA, 5.875%, 5/15/23				$112,182
			Education Services - 0.2%
	50,000		President & Fellows of Harvard College, 2.3%, 10/1/23				$49,104
	25,000		Tufts University, 5.017%, 4/15/12				25,035
	25,000		William Marsh Rice University, 4.626%, 5/15/63				27,540
							$101,679
			Total Consumer Services				$340,018
			Media - 0.9%
			Cable & Satellite - 0.9%
	125,000		Charter Communications Operating LLC, 6.384%, 10/23/35				$142,094
	200,000		CSC Holdings LLC, 5.5%, 4/15/27 (144A)				203,250
	30,000		Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)				30,675
	25,000		Time Warner Cable LLC, 6.55%, 5/1/37				28,667
							$404,686
			Total Media				$404,686
			Retailing - 0.4%
			Internet Retail - 0.3%
	25,000		Expedia, Inc., 4.5%, 8/15/24				$26,169
	95,000		Expedia, Inc., 5.95%, 8/15/20				104,009
							$130,178
			Department Stores - 0.1%
	42,000		PetSmart, Inc., 7.125%, 3/15/23 (144A)				$39,900
			Total Retailing				$170,078
			Food & Staples Retailing - 0.5%
			Drug Retail - 0.3%
	37,416		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)				$41,961
	68,801		CVS Pass-Through Trust, 6.036%, 12/10/28				77,337
							$119,298
			Food Retail - 0.2%
	119,000		C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)				$117,512
			Total Food & Staples Retailing				$236,810
			Food, Beverage & Tobacco - 1.2%
			Packaged Foods & Meats - 0.8%
	65,000		Dole Food Co., Inc., 7.25%, 5/1/19 (144A)				$66,219
	70,000		JBS USA LUX SA, 5.75%, 6/15/25 (144A)				70,700
	200,000		Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)				208,250
	30,000		Post Holdings, Inc., 5.0%, 8/15/26 (144A)				28,725
							$373,894
			Tobacco - 0.4%
	35,000		Alliance One International Inc., 8.5%, 4/15/21				$35,875
	40,000		Alliance One International, Inc., 9.875%, 7/15/21				34,600
	75,000		Reynolds American, Inc., 4.45%, 6/12/25				78,946
							$149,421
			Total Food, Beverage & Tobacco				$523,315
			Health Care Equipment & Services - 1.8%
			Health Care Supplies - 0.2%
	75,000		Fresenius US Finance II, Inc., 4.5%, 1/15/23 (144A)				$77,588
			Health Care Services - 0.4%
	50,000		MEDNAX, Inc., 5.25%, 12/1/23 (144A)				$51,000
	124,000		Universal Hospital Services, Inc., 7.625%, 8/15/20				123,380
							$174,380
			Health Care Facilities - 0.4%
	25,000		CHS, 6.875%, 2/1/22				$21,500
	25,000		HCA, Inc., 5.875%, 5/1/23				27,000
	25,000		Kindred Healthcare Inc., 6.375%, 4/15/22				23,312
	50,000		Kindred Healthcare, Inc., 8.0%, 1/15/20				50,812
	50,000		NYU Hospitals Center, 4.428%, 7/1/42				49,423
	35,000		RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)				37,345
							$209,392
			Managed Health Care - 0.8%
	30,000		Centene Corp., 4.75%, 5/15/22				$30,825
	40,000		Centene Corp., 5.625%, 2/15/21				41,864
	25,000		Centene Corp., 6.125%, 2/15/24				26,844
	35,000	3.95	Humana Inc., 3.95%, 3/15/27				35,787
	115,000		Molina Healthcare, Inc., 5.375%, 11/15/22				119,240
	95,000		WellCare Health Plans, Inc., 5.75%, 11/15/20				97,755
							$352,315
			Total Health Care Equipment & Services				$813,675
			Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
			Biotechnology - 0.2%
	25,000		AbbVie, Inc., 2.85%, 5/14/23				$24,527
	85,000		AbbVie, Inc., 3.2%, 5/14/26				81,709
							$106,236
			Pharmaceuticals - 0.7%
	121,000		Endo Finance LLC, 5.375%, 1/15/23 (144A)				$104,438
	25,000		Endo Finance LLC, 5.75%, 1/15/22 (144A)				22,750
	110,000		Mylan NV, 3.95%, 6/15/26				107,671
	105,000		Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)				81,506
							$316,365
			Total Pharmaceuticals, Biotechnology & Life Sciences				$422,601
			Banks - 5.0%
			Diversified Banks - 5.0%
INR	3,150,000		Asian Development Bank, 6.2%, 10/6/26				$48,137
INR	2,460,000		Asian Development Bank, 6.45%, 8/8/21				38,402
	100,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)				109,750
	65,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)				73,125
	200,000		Barclays Plc, 4.375%, 1/12/26				202,670
	150,000		BBVA Bancomer SA Texas, 4.375%, 4/10/24 (144A)				153,525
	200,000	7.62	BNP Paribas SA, Floating Rate Note (Perpetual) (144A)				212,500
	144,000	6.25	Citigroup, Inc., Floating Rate Note (Perpetual)				155,340
	25,000	5.90	Citigroup, Inc., Floating Rate Note (Perpetual)				26,094
	200,000	7.88	Credit Agricole SA, Floating Rate Note (Perpetual) (144A)				203,350
	125,000		Credit Suisse Group Funding Guernsey, Ltd., 3.8%, 9/15/22				126,701
INR	1,150,000		Inter-American Development Bank, 6.0%, 9/5/17				17,726
NZD	380,000		International Bank for Reconstruction & Development, 3.5%, 1/22/21				270,376
NZD	75,000		International Bank for Reconstruction & Development, 4.625%, 10/6/21				55,553
INR	2,150,000		International Bank for Reconstruction & Development, 5.75%, 10/28/19				33,090
	49,000		JPMorgan Chase & Co., 5.625%, 8/16/43				55,808
	200,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)				208,193
	200,000	8.62	Royal Bank of Scotland Group Plc, Floating Rate Note (Perpetual)				208,500
	75,000	4.50	Scotiabank Peru SAA, Floating Rate Note, 12/13/27 (144A)				76,969
							$2,275,809
			Total Banks				$2,275,809
			Diversified Financials - 4.1%
			Other Diversified Financial Services - 0.9%
IDR	1,230,000,000		European Bank for Reconstruction & Development, 7.375%, 4/15/19				$93,331
IDR	2,300,000,000		European Investment Bank, 7.2%, 7/9/19 (144A)				173,844
NZD	100,000		JPMorgan Chase & Co., 4.25%, 11/2/18				71,145
	81,000	6.75	JPMorgan Chase & Co., Floating Rate Note (Perpetual)				89,302
							$427,622
			Specialized Finance - 0.7%
	71,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)				$78,116
	200,000		Fly Leasing, Ltd., 6.375%, 10/15/21				205,500
	35,000		Nationstar Mortgage LLC, 6.5%, 6/1/22				35,000
							$318,616
			Consumer Finance - 1.4%
	50,000		Ally Financial, Inc., 4.625%, 5/19/22				$51,000
	84,000		Ally Financial, Inc., 5.75%, 11/20/25				85,995
	125,000		Capital One Financial Corp., 3.75%, 7/28/26				121,047
INR	16,780,000		International Finance Corp., 6.3%, 11/25/24				258,600
INR	5,700,000		International Finance Corp., 8.25%, 6/10/21				94,389
							$611,031
			Asset Management & Custody Banks - 0.4%
	90,000		Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42 (144A)				$106,097
	65,000		Legg Mason, Inc., 4.75%, 3/15/26				68,194
							$174,291
			Investment Banking & Brokerage - 0.3%
	135,000		Morgan Stanley, 4.1%, 5/22/23				$139,427
			Diversified Capital Markets - 0.4%
	175,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)				$190,398
			Total Diversified Financials				$1,861,385
			Insurance - 1.8%
			Insurance Brokers - 0.3%
	110,000		Brown & Brown, Inc., 4.2%, 9/15/24				$112,777
			Life & Health Insurance - 0.6%
	110,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42				$119,542
	125,000		Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)				165,229
							$284,771
			Multi-line Insurance - 0.7%
	85,000		AXA SA, 8.6%, 12/15/30				$118,065
	200,000		Liberty Mutual Group, Inc., 4.85%, 8/1/44 (144A)				202,796
							$320,861
			Property & Casualty Insurance - 0.1%
	55,000		Delphi Financial Group, Inc., 7.875%, 1/31/20				$62,348
			Reinsurance - 0.1%
	40,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (d)(f)				$232
	40,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (d)(f)				44,092
							$44,324
			Total Insurance				$825,081
			Real Estate - 1.1%
			Diversified REIT - 0.0%+
	25,000		Duke Realty LP, 3.25%, 6/30/26				$24,234
			Office REIT - 0.4%
	75,000		Alexandria Real Estate Equities, Inc., 2.75%, 1/15/20				$75,232
	25,000		Alexandria Real Estate Equities, Inc., 3.95%, 1/15/27				24,991
	20,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22				21,249
	70,000		Highwoods Realty LP, 3.625%, 1/15/23				70,608
							$192,080
			Health Care REIT - 0.2%
	75,000		Healthcare Trust of America Holdings LP, 3.5%, 8/1/26				$72,126
			Residential REIT - 0.3%
	115,000		UDR, Inc., 4.0%, 10/1/25				$117,304
			Specialized REIT - 0.2%
	75,000		Equinix, Inc., 5.75%, 1/1/25				$79,312
			Total Real Estate				$485,056
			Technology Hardware & Equipment - 1.0%
			Communications Equipment - 0.1%
	50,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23				$51,000
			Computer Hardware Storage & Peripherals - 0.2%
	80,000		NCR Corp., 5.0%, 7/15/22				$81,200
	30,000		NCR Corp., 6.375%, 12/15/23				31,575
							$112,775
			Electronic Components - 0.4%
	46,000		Amphenol Corp,, 3.2%, 4/1/24				$46,063
EURO	100,000		Belden, Inc., 5.5%, 4/15/23				112,131
							$158,194
			Electronic Manufacturing Services - 0.3%
	25,000		Flex, Ltd., 4.75%, 6/15/25				$26,252
	100,000		Flex, Ltd., 5.0%, 2/15/23				106,828
							$133,080
			Total Technology Hardware & Equipment				$455,049
			Semiconductors & Semiconductor Equipment - 0.2%
			Semiconductors - 0.2%
	60,000		Broadcom Corp., 3.625%, 1/15/24 (144A)				$60,442
	45,000		Micron Technology, Inc., 5.25%, 8/1/23 (144A)				46,125
							$106,567
			Total Semiconductors & Semiconductor Equipment				$106,567
			Telecommunication Services - 1.7%
			Integrated Telecommunication Services - 1.5%
	129,000		AT&T, Inc., 3.95%, 1/15/25				$130,088
	50,000		AT&T, Inc., 4.75%, 5/15/46				46,654
	100,000		AT&T, Inc., 5.25%, 3/1/37				101,945
	50,000		CenturyLink, Inc., 7.6%, 9/15/39				44,203
	57,000		Frontier Communications Corp., 8.5%, 4/15/20				60,135
	100,000		GTP Acquisition Partners I LLC, 2.35%, 6/15/45 (144A)				98,718
	75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17				75,825
	25,000		Unison Ground Lease Funding LLC, 2.981%, 3/16/43 (144A)				24,420
	85,000		Verizon Communications, Inc., 5.25%, 3/16/37				87,879
	35,000		Windstream Services LLC, 6.375%, 8/1/23				31,062
							$700,929
			Wireless Telecommunication Services - 0.2%
	25,000		Crown Castle Towers LLC, 3.222%, 5/15/22 (144A)				$25,381
	50,000		Sprint Corp., 7.25%, 9/15/21				53,975
							$79,356
			Total Telecommunication Services				$780,285
			Utilities - 2.3%
			Electric Utilities - 1.6%
EURO	100,000		ContourGlobal Power Holdings SA, 5.125%, 6/15/21 (144A)				$112,262
	125,000		Electricite de France SA, 6.0%, 1/22/14 (144A)				127,056
	100,000	5.25	Electricite de France SA, Floating Rate Note (Perpetual) (144A)				98,500
	65,000		Iberdrola International BV, 6.75%, 7/15/36				81,503
	100,000	6.25	Southern California Edison Co., Floating Rate Note (Perpetual)				111,000
	70,000		Talen Energy Supply LLC, 6.5%, 6/1/25				59,325
	40,000		TerraForm Power, 9.75%, 8/15/22 (144A)				44,850
	83,000		West Penn Power Co., 5.95%, 12/15/17 (144A)				85,352
							$719,848
			Gas Utilities - 0.0%+
	16,000		DCP Midstream Operating LP, 5.6%, 4/1/44				$14,720
			Multi-Utilities - 0.4%
	100,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54				$106,402
	53,759		Ormat Funding Corp., 8.25%, 12/30/20				53,759
							$160,161
			Independent Power Producers & Energy Traders - 0.3%
	70,919		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)				$77,741
	40,000		NRG Energy, Inc., 6.625%, 1/15/27 (144A)				39,900
	25,000		NRG Energy, Inc., 7.25%, 5/15/26				25,750
	12,000		NRG Energy, Inc., 7.875%, 5/15/21				12,330
							$155,721
			Total Utilities				$1,050,450
			Real Estate - 1.1%
			TOTAL CORPORATE BONDS
			(Cost $16,086,334)				$16,664,495

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.6%
	88,932		Fannie Mae, 3.0%, 1/1/47				88,650
	38,997		Fannie Mae, 3.0%, 10/1/30				40,027
	111,572		Fannie Mae, 3.0%, 10/1/46				110,673
	117,796		Fannie Mae, 3.0%, 11/1/46				116,846
	30,000		Fannie Mae, 3.0%, 3/1/47				29,758
	190,000		Fannie Mae, 3.0%, 4/12/17 (TBA)				188,338
	64,294		Fannie Mae, 3.0%, 5/1/31				66,077
	124,222		Fannie Mae, 3.0%, 5/1/43				123,824
	23,185		Fannie Mae, 3.0%, 5/1/46				23,067
	58,236		Fannie Mae, 3.0%, 9/1/46				57,767
	73,279		Fannie Mae, 3.5%, 1/1/46				75,000
	29,460		Fannie Mae, 3.5%, 1/1/47				30,152
	74,772		Fannie Mae, 3.5%, 1/1/47				76,528
	74,730		Fannie Mae, 3.5%, 1/1/47				76,821
	129,443		Fannie Mae, 3.5%, 1/1/47				132,725
	24,773		Fannie Mae, 3.5%, 10/1/46				25,398
	24,819		Fannie Mae, 3.5%, 10/1/46				25,402
	58,678		Fannie Mae, 3.5%, 12/1/25				61,128
	89,276		Fannie Mae, 3.5%, 12/1/25				93,006
	32,644		Fannie Mae, 3.5%, 12/1/42				33,578
	49,145		Fannie Mae, 3.5%, 12/1/46				50,299
	96,083		Fannie Mae, 3.5%, 2/1/44				98,643
	66,488		Fannie Mae, 3.5%, 2/1/45				68,369
	41,477		Fannie Mae, 3.5%, 2/1/46				42,451
	22,682		Fannie Mae, 3.5%, 3/1/46				23,215
	107,875		Fannie Mae, 3.5%, 4/1/45				110,409
	52,599		Fannie Mae, 3.5%, 4/1/46				53,834
	46,857		Fannie Mae, 3.5%, 5/1/46				48,146
	67,759		Fannie Mae, 3.5%, 6/1/42				69,647
	83,199		Fannie Mae, 3.5%, 6/1/45				85,283
	142,439		Fannie Mae, 3.5%, 7/1/46				145,785
	106,624		Fannie Mae, 3.5%, 8/1/46				109,129
	69,023		Fannie Mae, 3.5%, 9/1/45				70,965
	107,173		Fannie Mae, 3.5%, 9/1/46				109,690
	15,315		Fannie Mae, 4.0%, 1/1/42				16,128
	48,165		Fannie Mae, 4.0%, 1/1/42				50,706
	78,234		Fannie Mae, 4.0%, 10/1/40				83,162
	21,526		Fannie Mae, 4.0%, 10/1/44				22,586
	31,405		Fannie Mae, 4.0%, 10/1/45				32,945
	67,473		Fannie Mae, 4.0%, 10/1/45				70,783
	10,954		Fannie Mae, 4.0%, 11/1/41				11,534
	34,893		Fannie Mae, 4.0%, 11/1/43				36,787
	47,434		Fannie Mae, 4.0%, 11/1/43				50,009
	86,461		Fannie Mae, 4.0%, 11/1/43				91,506
	40,732		Fannie Mae, 4.0%, 11/1/45				42,740
	105,833		Fannie Mae, 4.0%, 11/1/45				111,892
	24,573		Fannie Mae, 4.0%, 11/1/46				25,785
	24,811		Fannie Mae, 4.0%, 11/1/46				26,036
	11,559		Fannie Mae, 4.0%, 12/1/40				12,291
	16,884		Fannie Mae, 4.0%, 12/1/41				17,753
	73,108		Fannie Mae, 4.0%, 12/1/45				76,704
	33,513		Fannie Mae, 4.0%, 2/1/42				35,262
	19,552		Fannie Mae, 4.0%, 3/1/42				20,604
	40,668		Fannie Mae, 4.0%, 4/1/42				42,811
	79,349		Fannie Mae, 4.0%, 5/1/46				83,262
	81,314		Fannie Mae, 4.0%, 6/1/46				85,327
	85,576		Fannie Mae, 4.0%, 7/1/42				90,410
	36,849		Fannie Mae, 4.0%, 7/1/44				38,658
	84,189		Fannie Mae, 4.0%, 7/1/46				88,344
	107,760		Fannie Mae, 4.0%, 7/1/46				113,079
	265,982		Fannie Mae, 4.0%, 8/1/42				280,073
	76,547		Fannie Mae, 4.0%, 8/1/44				80,317
	62,430		Fannie Mae, 4.0%, 8/1/46				65,512
	81,632		Fannie Mae, 4.0%, 8/1/46				85,661
	85,976		Fannie Mae, 4.0%, 8/1/46				90,219
	91,889		Fannie Mae, 4.5%, 11/1/40				98,821
	39,073		Fannie Mae, 4.5%, 12/1/41				42,045
	44,817		Fannie Mae, 4.5%, 2/1/44				48,069
	45,743		Fannie Mae, 4.5%, 2/1/44				49,065
	42,753		Fannie Mae, 4.5%, 5/1/41				46,228
	76,950		Fannie Mae, 4.5%, 5/1/46				82,687
	126,886		Fannie Mae, 4.5%, 6/1/44				136,468
	19,039		Fannie Mae, 4.5%, 7/1/41				20,472
	317,478		Fannie Mae, 4.5%, 8/1/40				341,721
	37,869		Fannie Mae, 5.0%, 1/1/39				41,337
	9,462		Fannie Mae, 5.0%, 6/1/40				10,354
	234		Fannie Mae, 6.0%, 3/1/32				268
	103,000		Federal Home Loan Bank Discount Notes, 4/3/17 (c)				103,000
	47,353		Federal Home Loan Mortgage Corp., 3.0%, 10/1/29				48,611
	99,390		Federal Home Loan Mortgage Corp., 3.0%, 11/1/42				99,098
	24,920		Federal Home Loan Mortgage Corp., 3.0%, 12/1/46				24,708
	74,884		Federal Home Loan Mortgage Corp., 3.0%, 2/1/47				74,245
	19,210		Federal Home Loan Mortgage Corp., 3.0%, 5/1/43				19,137
	72,221		Federal Home Loan Mortgage Corp., 3.0%, 6/1/46				71,799
	48,473		Federal Home Loan Mortgage Corp., 3.0%, 9/1/46				48,060
	31,571		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40				32,440
	16,900		Federal Home Loan Mortgage Corp., 3.5%, 10/1/42				17,375
	36,773		Federal Home Loan Mortgage Corp., 3.5%, 11/1/28				38,572
	83,978		Federal Home Loan Mortgage Corp., 3.5%, 11/1/45				86,056
	44,765		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				45,813
	123,946		Federal Home Loan Mortgage Corp., 3.5%, 12/1/46				127,432
	51,804		Federal Home Loan Mortgage Corp., 3.5%, 3/1/46				53,017
	82,838		Federal Home Loan Mortgage Corp., 3.5%, 5/1/46				84,788
	91,525		Federal Home Loan Mortgage Corp., 3.5%, 6/1/45				94,098
	75,498		Federal Home Loan Mortgage Corp., 3.5%, 7/1/46				77,749
	110,031		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				113,039
	124,304		Federal Home Loan Mortgage Corp., 3.5%, 8/1/46				127,619
	92,953		Federal Home Loan Mortgage Corp., 4.0%, 1/1/44				97,616
	21,002		Federal Home Loan Mortgage Corp., 4.0%, 1/1/46				22,046
	29,075		Federal Home Loan Mortgage Corp., 4.0%, 12/1/44				30,521
	71,395		Federal Home Loan Mortgage Corp., 4.0%, 12/1/45				74,945
	19,234		Federal Home Loan Mortgage Corp., 4.0%, 2/1/44				20,294
	72,482		Federal Home Loan Mortgage Corp., 4.0%, 3/1/46				76,086
	67,865		Federal Home Loan Mortgage Corp., 4.0%, 5/1/44				71,240
	42,276		Federal Home Loan Mortgage Corp., 4.0%, 6/1/46				44,378
	18,227		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				19,231
	18,864		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				19,861
	51,581		Federal Home Loan Mortgage Corp., 4.0%, 7/1/44				54,146
	70,515		Federal Home Loan Mortgage Corp., 4.0%, 7/1/46				74,021
	70,890		Federal Home Loan Mortgage Corp., 4.0%, 8/1/46				74,415
	8,670		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38				9,437
	29,014		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39				31,742
	444		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34				486
	1,954		Federal Home Loan Mortgage Corp., 5.0%, 6/1/35				2,126
	17,376		Federal Home Loan Mortgage Corp., 5.5%, 6/1/41				19,274
	60,471		Federal National Mortgage Association, 3.5%, 7/1/46				61,891
	23,798		Federal National Mortgage Association, 4.0%, 12/1/19				24,601
	48,755		Federal National Mortgage Association, 5.0%, 4/1/30				53,244
	18,898		Government National Mortgage Association I, 3.5%, 10/15/42				19,644
	108,885		Government National Mortgage Association I, 3.5%, 11/15/41				113,166
	28,510		Government National Mortgage Association I, 3.5%, 7/15/42				29,622
	32,825		Government National Mortgage Association I, 3.5%, 8/15/46				34,066
	6,196		Government National Mortgage Association I, 4.0%, 12/15/41				6,543
	19,559		Government National Mortgage Association I, 4.0%, 3/15/44				20,656
	239,959		Government National Mortgage Association I, 4.0%, 4/15/42				253,415
	44,861		Government National Mortgage Association I, 4.0%, 4/15/45				47,394
	74,919		Government National Mortgage Association I, 4.0%, 6/15/45				79,120
	69,488		Government National Mortgage Association I, 4.0%, 8/15/43				75,020
	42,346		Government National Mortgage Association I, 4.0%, 9/15/44				44,721
	33,606		Government National Mortgage Association I, 4.5%, 1/15/40				36,234
	79,295		Government National Mortgage Association I, 4.5%, 3/15/40				85,433
	16,910		Government National Mortgage Association I, 4.5%, 4/15/35				18,190
	25,659		Government National Mortgage Association I, 4.5%, 7/15/41				27,454
	8,084		Government National Mortgage Association I, 4.5%, 9/15/33				8,765
	28,538		Government National Mortgage Association I, 4.5%, 9/15/40				30,713
	5,570		Government National Mortgage Association I, 5.0%, 4/15/35				6,220
	6,132		Government National Mortgage Association I, 5.5%, 1/15/34				6,913
	9,451		Government National Mortgage Association I, 5.5%, 4/15/34				10,732
	9,610		Government National Mortgage Association I, 5.5%, 6/15/35				10,707
	2,662		Government National Mortgage Association I, 5.5%, 7/15/34				2,996
	1,554		Government National Mortgage Association I, 6.0%, 10/15/33				1,774
	935		Government National Mortgage Association I, 6.0%, 2/15/33				1,081
	1,452		Government National Mortgage Association I, 6.0%, 3/15/33				1,678
	2,375		Government National Mortgage Association I, 6.0%, 3/15/33				2,708
	33		Government National Mortgage Association I, 6.0%, 6/15/17				33
	275		Government National Mortgage Association I, 6.0%, 6/15/33				311
	2,355		Government National Mortgage Association I, 6.0%, 6/15/33				2,727
	1,910		Government National Mortgage Association I, 6.0%, 7/15/33				2,222
	2,007		Government National Mortgage Association I, 6.0%, 7/15/33				2,315
	957		Government National Mortgage Association I, 6.0%, 8/15/19				982
	9,804		Government National Mortgage Association I, 6.0%, 8/15/34				11,160
	1,140		Government National Mortgage Association I, 6.0%, 9/15/33				1,310
	3,290		Government National Mortgage Association I, 6.0%, 9/15/33				3,727
	1,232		Government National Mortgage Association I, 6.5%, 1/15/30				1,397
	786		Government National Mortgage Association I, 6.5%, 11/15/32				926
	555		Government National Mortgage Association I, 6.5%, 2/15/32				652
	1,520		Government National Mortgage Association I, 6.5%, 3/15/29				1,724
	560		Government National Mortgage Association I, 6.5%, 3/15/32				650
	101		Government National Mortgage Association I, 7.0%, 3/15/31				107
	47,987		Government National Mortgage Association II, 3.0%, 8/20/46				48,464
	107,204		Government National Mortgage Association II, 3.0%, 9/20/46				108,270
	109,559		Government National Mortgage Association II, 3.5%, 1/20/47				113,728
	107,988		Government National Mortgage Association II, 3.5%, 11/20/46				112,097
	109,771		Government National Mortgage Association II, 3.5%, 2/20/47				113,947
	16,294		Government National Mortgage Association II, 3.5%, 3/20/45				16,918
	24,064		Government National Mortgage Association II, 3.5%, 3/20/46				25,148
	18,495		Government National Mortgage Association II, 3.5%, 4/20/45				19,223
	21,052		Government National Mortgage Association II, 3.5%, 4/20/45				21,883
	72,113		Government National Mortgage Association II, 3.5%, 8/20/45				74,857
	104,508		Government National Mortgage Association II, 4.0%, 1/20/47				110,483
	114,011		Government National Mortgage Association II, 4.0%, 10/20/46				120,504
	60,767		Government National Mortgage Association II, 4.0%, 9/20/44				64,228
	104,332		Government National Mortgage Association II, 4.5%, 1/20/47				111,560
	23,587		Government National Mortgage Association II, 4.5%, 10/20/44				25,208
	52,841		Government National Mortgage Association II, 4.5%, 11/20/44				56,473
	17,610		Government National Mortgage Association II, 4.5%, 9/20/41				19,014
	4,383		Government National Mortgage Association II, 5.5%, 3/20/34				5,026
	7,347		Government National Mortgage Association II, 6.0%, 11/20/33				8,468
	400,000		U.S. Treasury Bills, 4/13/17 (c)				$399,920
	500,000		U.S. Treasury Bills, 4/20/17 (c)				499,828
	250,000		U.S. Treasury Bills, 4/27/17 (c)				249,878
	855,929		U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45				814,783
	645,674		U.S. Treasury Inflation Indexed Bonds, 1.0%, 2/15/46				655,488
							$12,525,912
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $12,563,440)				$12,525,912

			FOREIGN GOVERNMENT BONDS - 3.9%
	200,000		Africa Finance Corp., 4.375%, 4/29/20 (144A)				$206,664
	250,000		City of Buenos Aires Argentina, 7.5%, 6/1/27 (144A)				258,750
EGP	1,200,000		Egypt Treasury Bill, 3/6/18 (c)				56,515
GHS	270,000		Ghana Government Bond, 24.5%, 4/22/19				66,605
GHS	170,000		Ghana Government Bond, 24.75%, 7/19/21				45,036
MXN	550,000		Mexican Bonos, 6.5%, 6/9/22				28,817
MXN	520,000		Mexican Bonos, 7.5%, 6/3/27				28,532
MXN	2,862,195		Mexican Udibonos, 2.0%, 6/9/22				143,397
MXN	1,717,317		Mexican Udibonos, 3.5%, 12/14/17				91,715
NZD	305,000		New Zealand Government Bond, 4.5%, 4/15/27				237,364
NOK	750,000		Norway Government Bond, 2.0%, 5/24/23				91,611
NOK	1,250,000		Norway Government Bond, 4.5%, 5/22/19				157,692
AUD	135,000		Queensland Treasury Corp., 5.5%, 6/21/21				116,147
	150,000		Republic of Argentina Government Bond, 6.625%, 7/6/28				147,000
RON	220,000		Romania Government Bond, 5.85%, 4/26/23				59,072
RON	90,000		Romania Government Bond, 5.95%, 6/11/21				23,894
							$1,758,811
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $1,989,867)				$1,758,811

			MUNICIPAL BONDS - 1.2% (g)
			Municipal Development - 0.4%
	60,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38				$62,159
	100,000		New Jersey Economic Development Authority, 2/15/18 (c)				98,214
							$160,373
			Municipal Education - 0.0%+
	10,000		Amherst College, 3.794%, 11/1/42				$9,712

			Municipal General - 0.3%
	90,000		JobsOhio Beverage System, 3.985%, 1/1/29				$95,301
	25,000		JobsOhio Beverage System, 4.532%, 1/1/35				26,932
							$122,233
			Higher Municipal Education - 0.4%
	25,000		Baylor University, 4.313%, 3/1/42				$25,678
	35,000		California Educational Facilities Authority, 5.0%, 6/1/46				45,231
	20,000		Massachusetts Development Finance Agency, Harvard University-Series A, 5.0%, 7/15/40				25,457
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11				30,873
	40,000		The George Washington University, 1.827%, 9/15/17				40,070
							$167,309
			Municipal Transportation - 0.0%+
	15,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62				$15,663

			Municipal Obligation - 0.1%
	100,000		Commonwealth of Puerto Rico, 8.0%, 7/1/35 (e)(h)				$62,125

			TOTAL MUNICIPAL BONDS
			(Cost $525,876)				$537,415

			SENIOR FLOATING RATE LOAN INTERESTS - 7.8%**
			Materials - 0.6%
			Specialty Chemicals - 0.2%
	50,128	3.65	Axalta Coating Systems US Holdings, Inc., Term B-1 Dollar Loan, 2/1/20				$50,625
	50,000	3.03	WR Grace & Co-Conn, U.S. Term Loan, 1/23/21				50,219
							$100,844
			Metal & Glass Containers - 0.1%
	49,496	4.54	Tekni-Plex, Inc., Tranche B-1 Term Loan (First Lien), 4/15/22				$49,595
			Paper Packaging - 0.2%
	98,725	4.65	Coveris Holdings SA, USD Term Loan, 4/14/19				$99,280
			Paper Products - 0.1%
	22,254	7.75	Appvion, Inc., Term Commitment, 6/28/19				$21,725
			Total Materials				$271,444
			Capital Goods - 0.9%
			Aerospace & Defense - 0.2%
	34,263	3.73	DigitalGlobe, Inc., Term Loan, 12/22/23				$34,420
	49,606	5.65	The SI Organization, Inc., Term Loan (First Lien), 11/19/19				50,396
							$84,816
			Building Products - 0.4%
	74,625	4.00	Builders FirstSource, Inc., Refinancing Term Loan, 2/29/34				$74,681
	120,568	4.25	Unifrax Corp., New Term B Loan, 12/31/19				120,530
							$195,211
			Electrical Components & Equipment - 0.1%
	50,000	3.38	Southwire Co., Term Loan, 1/31/21				$50,448
			Construction & Farm Machinery & Heavy Trucks - 0.1%
	34,563	5.00	Navistar, Inc., Tranche B Term Loan, 8/7/20				$35,009
			Trading Companies & Distributors - 0.1%
	55,660	4.22	WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19				$55,886
			Total Capital Goods				$421,370
			Commercial Services & Supplies - 0.2%
			Environmental & Facilities Services - 0.1%
	49,621	3.69	WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23				$49,889
			Human Resource & Employment Services - 0.1%
	44,696	3.03	On Assignment, Inc., Tranche B-2 Term Loan, 6/5/22				$45,050
			Total Commercial Services & Supplies				$94,939
			Automobiles & Components - 0.9%
			Auto Parts & Equipment - 0.9%
	75,000	0.00	American Axle & Manufacturing, Inc., Term Loan B, 1/18/18				$75,000
	135,033	4.75	Federal-Mogul Corporation, Tranche C Term, 4/15/21				134,780
	99,068	3.73	TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22				99,749
	123,584	3.62	Tower Automotive Holdings USA LLC, Initial Term Loan, 3/6/24				123,507
							$433,036
			Total Automobiles & Components				$433,036
			Consumer Services - 0.6%
			Casinos & Gaming - 0.0%+
	12,167	4.15	Pinnacle Entertainment, Inc., Term B Facility Loan, 3/30/23				$12,307
			Leisure Facilities - 0.3%
	48,813	6.00	L.A. Fitness International, LLC, Tranche B Term Loan (First Lien), 4/25/20				$49,270
	85,763	3.24	Six Flags Theme Parks, Inc., Tranche B Term Loan, 6/30/22				86,701
							$135,971
			Education Services - 0.1%
	49,496	4.00	Houghton Mifflin Harcourt Publishers, Inc., Term Loan, 5/11/21				$46,032
			Specialized Consumer Services - 0.2%
	74,250	5.40	KC Mergersub, Inc., Term B-1 Loan, 8/13/22				$74,884
			Total Consumer Services				$269,194
			Media - 0.4%
			Broadcasting - 0.2%
	74,247	3.24	Sinclair Television Group, Inc., Tranche B Term Loan, 1/31/24				$74,611
			Cable & Satellite - 0.1%
	48,125	3.45	MCC Iowa LLC, Tranche H Term Loan, 1/29/21				$48,486
			Movies & Entertainment - 0.1%
	36,364	3.63	Kasima LLC, Term Loan, 5/17/21				$36,667
	16,992	3.49	Rovi Solutions Corp., Term B Loan, 7/2/21				17,073
							$53,740
			Total Media				$176,837
			Retailing - 0.1%
			Home Improvement Retail - 0.1%
	49,302	4.50	Apex Tool Group LLC, Term Loan, 2/1/20				$48,994
			Total Retailing				$48,994
			Household & Personal Products - 0.1%
			Personal Products - 0.1%
	39,800	4.48	Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23				$39,883
			Total Household & Personal Products				$39,883
			Health Care Equipment & Services - 1.1%
			Health Care Supplies - 0.2%
	90,000	4.25	Kinetic Concepts, Inc., Term Loan B, 2/1/24				$90,047
			Health Care Services - 0.1%
	49,482	4.31	Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19				$49,358
			Health Care Facilities - 0.7%
	27,717	3.90	CHS, Incremental 2019 Term G Loan, 12/31/19				$27,593
	50,999	4.05	CHS, Incremental 2021 Term H Loan, 1/27/21				50,335
	71,760	4.06	Concentra, Inc., Tranche B Term Loan (First Lien), 5/8/22				72,253
	74,225	4.50	IASIS Healthcare LLC, Term B-2 Loan, 5/3/18				74,231
	98,233	4.56	Kindred Healthcare, Inc., Tranche B Loan (First Lien), 4/10/21				98,356
							$322,768
			Managed Health Care - 0.0%+
	10,943	10.25	MMM Holdings, Inc., Term Loan, 10/9/17				$10,724
	7,955	10.25	MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17				7,796
							$18,520
			Health Care Technology - 0.1%
	35,000	0.00	Quintiles IMS, Inc., Term B-1 Dollar Loan, 3/7/24				$35,276
			Total Health Care Equipment & Services				$515,969
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Pharmaceuticals - 0.1%
	31,832	5.25	Concordia Healthcare Corp., Initial Dollar Term Loan, 10/20/21				$22,441
			Life Sciences Tools & Services - 0.1%
	49,497	6.01	Albany Molecular Research, Inc., Term Loan, 7/14/21				$49,992
			Total Pharmaceuticals, Biotechnology & Life Sciences				$72,433
			Diversified Financials - 0.3%
			Other Diversified Financial Services - 0.1%
	49,375	6.00	Ocwen Loan Servicing LLC, Restatement Effective Date Term Loan, 12/5/20				$50,002
			Specialized Finance - 0.2%
	85,785	3.31	Restaurant Brands, 1st Lien Term Loan B 2/17/24				$86,080
			Total Diversified Financials				$136,082
			Insurance - 0.8%
			Insurance Brokers - 0.2%
	107,172	4.25	USI Insurance Services LLC, Term B Loan, 12/30/19				$107,463
			Life & Health Insurance - 0.2%
	98,778	6.79	Integro, Ltd., Initial Term Loan (First Lien), 10/9/22				$99,272
			Property & Casualty Insurance - 0.4%
	152,366	5.75	Confie Seguros Holding II Co., Term B Loan, 4/13/22				$153,166
			Total Insurance				$359,901
			Real Estate - 0.4%
			Hotel & Resort REIT - 0.3%
	113,850	3.48	MGM Growth Properties Operating Partnership LP, Term B Loan, 4/7/23				$114,590
			Retail REIT - 0.1%
	49,496	4.30	DTZ US Borrower LLC, 2015-1 Additional Term Loan (First Lien), 11/4/21				$49,867
			Total Real Estate				$164,457
			Software & Services - 0.2%
			Application Software - 0.2%
	49,750	6.29	DTI HoldCo, Inc., Term Loan (First Lien), 9/23/23				$49,066
	49,616	3.76	Verint Systems, Inc., Tranche B-2 Term Loan (First Lien), 9/6/19				49,908
							$98,974
			Total Software & Services				$98,974
			Telecommunication Services - 0.6%
			Integrated Telecommunication Services - 0.3%
	29,991	4.00	Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20				$30,197
	122,436	3.78	GCI Holdings, Inc., New Term B Loan (2016), 2/2/22				123,737
							$153,934
			Wireless Telecommunication Services - 0.3%
	117,831	3.66	Virgin Media Bristol LLC, I Facility, 1/31/25				$118,273
			Total Telecommunication Services				$272,207
			Utilities - 0.4%
			Electric Utilities - 0.2%
	65,879	6.15	APLP Holdings LP, Term Loan, 4/12/23				$66,428
			Independent Power Producers & Energy Traders - 0.2%
	49,496	3.90	Calpine Corp., Term Loan, 5/28/22				$49,767
	47,903	5.65	TerraForm AP Acquisition Holdings LLC, Term Loan, 6/26/22				48,381
							$98,148
			Total Utilities				$164,576
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $3,494,681)				$3,540,296
	Shares
			MUTUAL FUND - 2.2%
			Insurance - 2.2%
			Property & Casualty Insurance - 2.2%
	98,017		Pioneer ILS Interval Fund (i)				$1,020,367
			TOTAL MUTUAL FUND
			(Cost $1,028,290)				$1,020,367
	Principal Amount ($) (m)
			TEMPORARY CASH INVESTMENTS - 0.7%
			Commercial Paper - 0.7%
	191,000		Prudential Funding, Inc., Commercial Paper, 4/3/17 (c)				$190,987
	115,000	1.26	Sumitomo Mitsui, Commercial Paper, Floating Rate Note, 11/1/16				115,004
							$305,991
			TOTAL TEMPORARY CASH INVESTMENTS
			(Cost $305,992)				$305,991

	Number of Contracts		Description	Counterparty	Strike Price	Expiration Date
			CALL OPTIONS PURCHASED - 0.0% †
MXN	3,182 (j)		Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	$- (l)	10/23/22	$-
MXN	3,182 (k)		Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp	- (l)	10/23/22	-
							$-
			TOTAL CALL OPTIONS PURCHASED
			(Premiums paid $-)				$-

			TOTAL INVESTMENT IN SECURITIES - 98.5%
			(Cost $44,321,916) (a)				$44,743,202

			OTHER ASSETS & LIABILITIES - 1.5%				$666,505

			TOTAL NET ASSETS - 100.0%				$45,409,708

	+		Amount rounds to less than 0.1%.

	*		Non-income producing security.

	(TBA)		“To Be Announced” Securities.

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REMICS		Real Estate Mortgage Investment Conduits.

	(Perpetual)		Security with no stated maturity date.

	(PIK)		Represents a pay in kind security.

	REIT		Real Estate Investment Trust.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2017, the value of these securities amounted to $11,745,859 or 25.9% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.
These base lending rates are generally (i) the lending rate offered by one or more major
European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

	(a)		At March 31, 2017, the net unrealized appreciation on investments based on
			cost for federal income tax purposes of $44,321,916 was as follows:

			Aggregate gross unrealized appreciation for all investments in which
			there is an excess of value over tax cost		$1,195,313

			Aggregate gross unrealized depreciation for all investments in which
			there is an excess of tax cost over value		(774,027)

			Net unrealized appreciation		$421,286

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at period end.

	(c)		Security issued with a zero coupon. Income is earned through accretion of discount.

	(d)		Structured reinsurance investment. At March 31, 2017, the value of these securities amounted to $44,324 or 0.1% of total net assets.

	(e)		Security is in default.

	(f)		Rate to be determined.

	(g)		Consists of Revenue Bonds unless otherwise indicated.

	(h)		Represents a General Obligation Bond.

	(i)		Affiliated funds managed by Pioneer Investment Management, Inc.

	(j)		Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.

	(k)		Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.

	(l)		Strike price is 1 Mexican Peso (MXN).

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	(m)	AUD	Australian Dollar
		EGP	Egyptian Pound
		EUR	Euro
		GHS	Ghanaian Cedi
		IDR	Indonesian Rupiah
		INR	Indian Rupee
		MXN	Mexican Peso
		NOK	Norwegian Krone
		NZD	New Zealand Dollar
		RON	Romanian New Leu

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums (Received)

 Unrealized Appreciation (Depreciation)

                 50,000

 J.P. Morgan Chase Bank NA

 CDX North America High Yield Index

 5.00%

 BB

 12/20/21

  $         (61,318)

  $           (3,268)

                 75,000

 Morgan Stanley Capital Services LLC

 Diamond Offshore Drill Inc.

 1.00%

 BB+

 12/20/19

               (2,810)

 559

  $         (64,128)

  $           (2,709)

  (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

  (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Portfolios's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
316,214

$
-

$
316,214

 Preferred Stocks

13,529

-

-

13,529

 Convertible Preferred Stocks

373,185

-

-

373,185

 Common Stocks

   Capital Goods

     Construction & Engineering

-

155,011

-

155,011

   All Other Common Stocks

745

-

-

745

 Asset Backed Securities

-

1,617,902

-

1,617,902

 Collateralized Mortgage Obligations

-

5,913,329

-

5,913,329

 Corporate Bonds

-

   Insurance

     Reinsurance

-

-

44,324

44,324

   All Other Corporate Bonds

-

16,620,171

-

16,620,171

 U.S. Government And Agency Obligations

-

12,525,912

-

12,525,912

 Foreign Government Bonds

-

1,758,811

-

1,758,811

 Municipal Bonds

-

537,415

-

537,415

 Senior Floating Rate Loan Interests

-

3,540,296

-

3,540,296

 Mutual Fund

-

1,020,367

-

1,020,367

 Commercial Paper

-

305,991

-

305,991

 Call Option Purchased*

-

-

-

-

 Total

$
387,459

$
44,311,419

$
44,324

$
44,743,202

 * Securities valued at $0

 Other Financial Instruments

 Unrealized appreciation on swap contracts

$
-

$
559

$
-

$
559

 Unrealized depreciation on swap contracts

-

(3,268
)

-

(3,268
)

 Unrealized appreciation on futures contracts

3,064

-

-

3,064

 Unrealized depreciation on futures contracts

(17,569
)

-

-

(17,569
)

 Unrealized appreciation on forward foreign currency contracts

-

8,218

-

8,218

 Unrealized depreciation on forward foreign currency contracts

-

(30,192
)

-

(30,192
)

 Total Other Financial Instruments

$
(14,505
)

(24,683
)

-

$
(39,188
)

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Balance as of 12/31/16

$
42,296

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

2,028

 Purchases

-

 Sales

-

 TransfChanges Between Level 3*

-

 Balance as of 3/31/17

$
44,324

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values. During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/17

  $              2,028

 Pioneer Equity Income VCT Portfolio

 Schedule of Investments 3/31/2017 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.8%

 Energy - 8.7%

 Oil & Gas Equipment & Services - 1.1%

 74,066

 Frank's International NV

 $

 782,878

 37,598

 Schlumberger, Ltd.

 2,936,404

 $

 3,719,282

 Integrated Oil & Gas - 3.5%

 15,447

 Chevron Corp.

 $

 1,658,544

 82,616

 Exxon Mobil Corp.

 6,775,338

 63,818

 Occidental Petroleum Corp.

 4,043,508

 $

 12,477,390

 Oil & Gas Exploration & Production - 1.8%

 76,361

 Anadarko Petroleum Corp.

 $

 4,734,382

 35,180

 ConocoPhillips

 1,754,427

 $

 6,488,809

 Oil & Gas Refining & Marketing - 2.3%

 81,864

 Marathon Petroleum Corp.

 $

 4,137,407

 51,408

 Phillips 66

 4,072,542

 $

 8,209,949

 Total Energy

 $

 30,895,430

 Materials - 8.8%

 Specialty Chemicals - 4.0%

 42,885

 Celanese Corp.

 $

 3,853,217

 840

 Givaudan SA

 1,514,603

 33,494

 Johnson Matthey Plc

 1,293,026

 11,737

 PPG Industries, Inc.

 1,233,324

 72,069

 Syngenta AG (A.D.R.)

 6,378,106

 $

 14,272,276

 Aluminum - 0.8%

 35,612

 Kaiser Aluminum Corp.

 $

 2,845,399

 Diversified Metals & Mining - 2.5%

 57,474

 BHP Billiton, Ltd. (A.D.R.)

 $

 2,087,456

 41,488

 Compass Minerals International, Inc.

 2,814,961

 48,210

 Materion Corp.

 1,617,446

 59,903

 Rio Tinto Plc

 2,409,770

 $

 8,929,633

 Copper - 0.7%

 65,067

 Southern Copper Corp.

 $

 2,335,255

 Steel - 0.8%

 50,147

 Nucor Corp.

 $

 2,994,779

 Total Materials

 $

 31,377,342

 Capital Goods - 5.8%

 Aerospace & Defense - 0.9%

 21,762

 Raytheon Co.

 $

 3,318,705

 Industrial Conglomerates - 1.6%

 188,027

 General Electric Co.

 $

 5,603,205

 Industrial Machinery - 2.7%

 63,104

 Ingersoll-Rand Plc

 $

 5,131,617

 95,518

 The Gorman-Rupp Co.

 2,999,265

 31,357

 The Timken Co.

 1,417,336

 $

 9,548,218

 Trading Companies & Distributors - 0.6%

 32,658

 Wolseley Plc

 $

 2,054,864

 Total Capital Goods

 $

 20,524,992

 Commercial Services & Supplies - 0.9%

 Office Services & Supplies - 0.7%

 34,090

 MSA Safety, Inc.

 $

 2,409,822

 Human Resource & Employment Services - 0.2%

 16,293

 Randstad Holding NV

 $

 941,743

 Total Commercial Services & Supplies

 $

 3,351,565

 Automobiles & Components - 1.5%

 Auto Parts & Equipment - 1.1%

 89,610

 BorgWarner, Inc.

 $

 3,744,802

 Automobile Manufacturers - 0.4%

 80,320

 Ford Motor Co.

 $

 934,925

 17,140

 General Motors Co.

 606,070

 $

 1,540,995

 Total Automobiles & Components

 $

 5,285,797

 Consumer Durables & Apparel - 1.2%

 Apparel, Accessories & Luxury Goods - 1.2%

 17,292

 Carter's, Inc.

 $

 1,552,822

 50,490

 VF Corp.

 2,775,435

 $

 4,328,257

 Total Consumer Durables & Apparel

 $

 4,328,257

 Consumer Services - 3.6%

 Hotels, Resorts & Cruise Lines - 1.3%

 86,103

 InterContinental Hotels Group Plc

 $

 4,217,572

 9,083

 InterContinental Hotels Group Plc (A.D.R.)

 444,431

 $

 4,662,003

 Leisure Facilities - 1.9%

 102,043

 Cedar Fair LP

 $

 6,919,536

 Restaurants - 0.4%

 8,607

 Cracker Barrel Old Country Store, Inc.

 $

 1,370,665

 Total Consumer Services

 $

 12,952,204

 Media - 3.0%

 Broadcasting - 1.4%

 48,534

 CBS Corp. (Class B)

 $

 3,366,318

 23,129

 Scripps Networks Interactive, Inc.

 1,812,620

 $

 5,178,938

 Movies & Entertainment - 0.6%

 88,390

 Regal Entertainment Group

 $

 1,995,846

 Publishing - 1.0%

 20,281

 John Wiley & Sons, Inc. (Class A)

 $

 1,091,118

 37,409

 Meredith Corp.

 2,416,621

 $

 3,507,739

 Total Media

 $

 10,682,523

 Food & Staples Retailing - 2.3%

 Food Retail - 1.0%

 116,507

 The Kroger Co.

 $

 3,435,791

 Hypermarkets & Super Centers - 1.3%

 65,785

 Wal-Mart Stores, Inc.

 $

 4,741,783

 Total Food & Staples Retailing

 $

 8,177,574

 Food, Beverage & Tobacco - 12.4%

 Soft Drinks - 2.3%

 61,298

 Dr. Pepper Snapple Group, Inc.

 $

 6,002,300

 56,493

 The Coca-Cola Co.

 2,397,563

 $

 8,399,863

 Packaged Foods & Meats - 10.1%

 6,853

 Calavo Growers, Inc.

 $

 415,292

 48,922

 Campbell Soup Co.

 2,800,295

 355

 Chocoladefabriken Lindt & Spruengli AG

 2,015,392

 95,949

 Conagra Brands, Inc.

 3,870,583

 50,341

 General Mills, Inc.

 2,970,622

 13,624

 John B Sanfilippo & Son, Inc.

 997,141

 62,109

 Kellogg Co.

 4,509,734

 39,283

 Lamb Weston Holdings, Inc.

 1,652,243

 17,617

 McCormick & Co., Inc.

 1,718,538

 134,166

 Mondelez International, Inc.

 5,779,871

 90,364

 Pinnacle Foods, Inc.

 5,229,365

 35,743

 The Hershey Co.

 3,904,923

 $

 35,863,999

 Total Food, Beverage & Tobacco

 $

 44,263,862

 Household & Personal Products - 1.4%

 Household Products - 1.4%

 22,897

 The Clorox Co.

 $

 3,087,203

 22,739

 The Procter & Gamble Co.

 2,043,099

 $

 5,130,302

 Total Household & Personal Products

 $

 5,130,302

 Health Care Equipment & Services - 3.6%

 Health Care Equipment - 2.8%

 39,046

 Becton Dickinson and Co.

 $

 7,162,598

 177,706

 Smith & Nephew Plc

 2,708,478

 $

 9,871,076

 Health Care Distributors - 0.8%

 85,185

 Owens & Minor, Inc.

 $

 2,947,401

 Total Health Care Equipment & Services

 $

 12,818,477

 Pharmaceuticals, Biotechnology & Life Sciences - 6.7%

 Pharmaceuticals - 6.7%

 165,765

 AstraZeneca Plc (A.D.R.)

 $

 5,161,922

 30,738

 Eli Lilly & Co.

 2,585,373

 80,460

 GlaxoSmithKline Plc (A.D.R.)

 3,392,194

 34,206

 Johnson & Johnson

 4,260,357

 88,091

 Merck & Co., Inc.

 5,597,302

 53,258

 Zoetis, Inc.

 2,842,379

 $

 23,839,527

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 23,839,527

 Banks - 7.9%

 Diversified Banks - 5.4%

 308,453

 Bank of America Corp.

 $

 7,276,406

 76,541

 JPMorgan Chase & Co.

 6,723,361

 99,528

 US Bancorp

 5,125,692

 $

 19,125,459

 Regional Banks - 2.5%

 74,825

 The PNC Financial Services Group, Inc.

 $

 8,996,959

 Total Banks

 $

 28,122,418

 Diversified Financials - 10.2%

 Consumer Finance - 2.5%

 53,000

 American Express Co.

 $

 4,192,830

 68,705

 Discover Financial Services, Inc.

 4,698,735

 $

 8,891,565

 Asset Management & Custody Banks - 6.3%

 122,696

 Invesco, Ltd.

 $

 3,758,178

 38,892

 Northern Trust Corp.

 3,367,269

 96,446

 State Street Corp.

 7,678,066

 31,059

 T. Rowe Price Group, Inc.

 2,116,671

 115,245

 The Bank of New York Mellon Corp.

 5,443,021

 $

 22,363,205

 Investment Banking & Brokerage - 1.4%

 119,948

 Morgan Stanley Co.

 $

 5,138,572

 Total Diversified Financials

 $

 36,393,342

 Insurance - 3.6%

 Life & Health Insurance - 2.5%

 73,902

 Lincoln National Corp.

 $

 4,836,886

 107,614

 Sun Life Financial, Inc.

 3,933,292

 $

 8,770,178

 Multi-line Insurance - 1.1%

 81,797

 The Hartford Financial Services Group, Inc.

 $

 3,931,982

 Total Insurance

 $

 12,702,160

 Software & Services - 1.4%

 IT Consulting & Other Services - 1.4%

 27,862

 Accenture Plc

 $

 3,340,097

 33,796

 Leidos Holdings, Inc.

 1,728,327

 $

 5,068,424

 Total Software & Services

 $

 5,068,424

 Technology Hardware & Equipment - 1.8%

 Communications Equipment - 0.7%

 75,562

 Cisco Systems, Inc.

 $

 2,553,996

 Technology Hardware, Storage & Peripherals - 0.6%

 130,656

 HP, Inc.

 $

 2,336,129

 Electronic Manufacturing Services - 0.5%

 23,067

 TE Connectivity, Ltd.

 $

 1,719,645

 Total Technology Hardware & Equipment

 $

 6,609,770

 Semiconductors & Semiconductor Equipment - 4.4%

 Semiconductor Equipment - 1.1%

 14,767

 Cabot Microelectronics Corp.

 $

 1,131,300

 28,552

 KLA-Tencor Corp.

 2,714,439

 $

 3,845,739

 Semiconductors - 3.3%

 57,123

 Intel Corp.

 $

 2,060,427

 91,472

 Microchip Technology, Inc.

 6,748,804

 52,617

 Xilinx, Inc.

 3,045,998

 $

 11,855,229

 Total Semiconductors & Semiconductor Equipment

 $

 15,700,968

 Utilities - 7.8%

 Electric Utilities - 2.5%

 134,422

 Alliant Energy Corp.

 $

 5,324,455

 60,482

 Eversource Energy

 3,555,132

 $

 8,879,587

 Gas Utilities - 1.3%

 78,300

 National Fuel Gas Co.

 $

 4,668,246

 Multi-Utilities - 4.0%

 86,423

 Ameren Corp.

 $

 4,717,832

 62,726

 Consolidated Edison, Inc.

 4,871,301

 74,716

 WEC Energy Group, Inc.

 4,530,031

 $

 14,119,164

 Total Utilities

 $

 27,666,997

 Real Estate - 2.8%

 Hotel & Resort REIT - 0.4%

 58,743

 Chesapeake Lodging Trust

 $

 1,407,482

 Office REIT - 1.0%

 32,926

 Alexandria Real Estate Equities, Inc.

 $

 3,638,982

 Residential REIT - 0.5%

 22,841

 Camden Property Trust

 $

 1,837,787

 Retail REIT - 0.4%

 58,666

 Kimco Realty Corp.

 $

 1,295,932

 Specialized REIT - 0.5%

 63,495

 Outfront Media, Inc.

 $

 1,685,792

 Total Real Estate

 $

 9,865,975

 TOTAL COMMON STOCKS

 (Cost $285,512,805)

 $

 355,757,906

 TOTAL INVESTMENT IN SECURITIES - 99.8%

 (Cost $285,512,805) (a)

 $

 355,757,906

 OTHER ASSETS & LIABILITIES - 0.2%

 $

 715,246

 TOTAL NET ASSETS - 100.0%

 $

 356,473,152

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $283,471,780 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           75,794,199

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (3,508,073)

 Net unrealized appreciation

 $

           72,286,126

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
355,757,906

$
-

$
-

$
355,757,906

 Total

$
355,757,906

$
-

$
-

$
355,757,906

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Pioneer Fund VCT Portfolio

 Schedule of Investments 3/31/2017 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.1%

 Energy - 6.3%

 Oil & Gas Equipment & Services - 3.6%

 64,700

 Schlumberger, Ltd.

 $

 5,053,070

 Oil & Gas Exploration & Production - 2.7%

 39,300

 EOG Resources, Inc.

 $

 3,833,715

 Total Energy

 $

 8,886,785

 Materials - 2.0%

 Diversified Chemicals - 1.3%

 30,007

 The Dow Chemical Co.

 $

 1,906,645

 Specialty Chemicals - 0.7%

 7,502

 Ecolab, Inc.

 $

 940,301

 Total Materials

 $

 2,846,946

 Capital Goods - 2.9%

 Aerospace & Defense - 0.9%

 7,949

 Raytheon Co.

 $

 1,212,222

 Industrial Conglomerates - 2.0%

 22,555

 Honeywell International, Inc.

 $

 2,816,443

 Total Capital Goods

 $

 4,028,665

 Commercial Services & Supplies - 1.3%

 Environmental & Facilities Services - 1.3%

 24,443

 Waste Management, Inc.

 $

 1,782,384

 Total Commercial Services & Supplies

 $

 1,782,384

 Transportation - 5.6%

 Air Freight & Logistics - 2.2%

 15,750

 FedEx Corp.

 $

 3,073,612

 Railroads - 3.4%

 41,700

 Kansas City Southern

 $

 3,576,192

 10,731

 Union Pacific Corp.

 1,136,628

 $

 4,712,820

 Total Transportation

 $

 7,786,432

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 1.0%

 35,174

 BorgWarner, Inc.

 $

 1,469,921

 Total Automobiles & Components

 $

 1,469,921

 Consumer Services - 0.9%

 Restaurants - 0.9%

 22,058

 Starbucks Corp.

 $

 1,287,967

 Total Consumer Services

 $

 1,287,967

 Media - 3.7%

 Broadcasting - 1.8%

 31,994

 Scripps Networks Interactive, Inc.

 $

 2,507,370

 Cable & Satellite - 1.1%

 24,138

 DISH Network Corp.

 $

 1,532,522

 Movies & Entertainment - 0.8%

 10,433

 The Walt Disney Co.

 $

 1,182,998

 Total Media

 $

 5,222,890

 Retailing - 4.6%

 Apparel Retail - 1.2%

 21,064

 The TJX Companies, Inc.

 $

 1,665,741

 Home Improvement Retail - 2.5%

 23,687

 The Home Depot, Inc.

 $

 3,477,962

 Specialty Stores - 0.9%

 13,116

 Tiffany & Co.

 $

 1,249,955

 Total Retailing

 $

 6,393,658

 Food & Staples Retailing - 2.1%

 Drug Retail - 2.1%

 37,359

 CVS Health Corp.

 $

 2,932,682

 Total Food & Staples Retailing

 $

 2,932,682

 Food, Beverage & Tobacco - 5.9%

 Soft Drinks - 2.9%

 36,568

 PepsiCo., Inc.

 $

 4,090,496

 Packaged Foods & Meats - 3.0%

 21,760

 Campbell Soup Co.

 $

 1,245,542

 26,349

 The Hershey Co.

 2,878,628

 $

 4,124,170

 Total Food, Beverage & Tobacco

 $

 8,214,666

 Household & Personal Products - 1.1%

 Household Products - 1.1%

 11,923

 The Clorox Co.

 $

 1,607,578

 Total Household & Personal Products

 $

 1,607,578

 Health Care Equipment & Services - 6.1%

 Health Care Equipment - 2.5%

 44,206

 Medtronic PLC

 $

 3,561,235

 Health Care Supplies - 0.8%

 18,680

 DENTSPLY SIRONA, Inc.

 $

 1,166,379

 Managed Health Care - 2.8%

 23,548

 UnitedHealth Group, Inc.

 $

 3,862,107

 Total Health Care Equipment & Services

 $

 8,589,721

 Pharmaceuticals, Biotechnology & Life Sciences - 7.5%

 Biotechnology - 3.1%

 25,436

 Celgene Corp. *

 $

 3,165,001

 8,942

 Incyte Corp. *

 1,195,277

 $

 4,360,278

 Pharmaceuticals - 4.4%

 23,151

 Eli Lilly & Co.

 $

 1,947,231

 89,027

 Pfizer, Inc.

 3,045,614

 22,837

 Zoetis, Inc.

 1,218,811

 $

 6,211,656

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 10,571,934

 Banks - 9.1%

 Diversified Banks - 7.6%

 78,793

 JPMorgan Chase & Co.

 $

 6,921,177

 72,732

 US Bancorp

 3,745,698

 $

 10,666,875

 Regional Banks - 1.5%

 16,884

 The PNC Financial Services Group, Inc.

 $

 2,030,132

 Total Banks

 $

 12,697,007

 Diversified Financials - 4.1%

 Asset Management & Custody Banks - 1.8%

 6,607

 BlackRock, Inc.

 $

 2,533,851

 Investment Banking & Brokerage - 2.3%

 13,811

 The Goldman Sachs Group, Inc.

 $

 3,172,663

 Total Diversified Financials

 $

 5,706,514

 Insurance - 3.2%

 Multi-line Insurance - 0.9%

 24,542

 The Hartford Financial Services Group, Inc.

 $

 1,179,734

 Property & Casualty Insurance - 2.3%

 23,942

 Chubb, Ltd.

 $

 3,262,098

 Total Insurance

 $

 4,441,832

 Software & Services - 14.3%

 Internet Software & Services - 7.4%

 8,346

 Alphabet, Inc. (Class A)

 $

 7,075,738

 30,106

 eBay, Inc. *

 1,010,658

 16,600

 Facebook, Inc. *

 2,358,030

 $

 10,444,426

 Data Processing & Outsourced Services - 1.5%

 23,449

 Visa, Inc.

 $

 2,083,913

 Systems Software - 5.4%

 6,061

 Check Point Software Technologies, Ltd. *

 $

 622,222

 77,294

 Microsoft Corp.

 5,090,583

 40,340

 Oracle Corp.

 1,799,567

 $

 7,512,372

 Total Software & Services

 $

 20,040,711

 Technology Hardware & Equipment - 6.0%

 Communications Equipment - 2.2%

 91,213

 Cisco Systems, Inc.

 $

 3,082,999

 Computer Storage & Peripherals - 3.8%

 37,400

 Apple, Inc.

 $

 5,372,884

 Total Technology Hardware & Equipment

 $

 8,455,883

 Semiconductors & Semiconductor Equipment - 5.1%

 Semiconductor Equipment - 1.2%

 13,563

 Lam Research Corp.

 $

 1,740,947

 Semiconductors - 3.9%

 36,266

 Analog Devices, Inc.

 $

 2,971,999

 66,869

 Intel Corp.

 2,411,965

 $

 5,383,964

 Total Semiconductors & Semiconductor Equipment

 $

 7,124,911

 Telecommunication Services - 3.3%

 Integrated Telecommunication Services - 3.3%

 110,091

 AT&T, Inc.

 $

 4,574,281

 Total Telecommunication Services

 $

 4,574,281

 Utilities - 3.0%

 Electric Utilities - 3.0%

 62,100

 American Electric Power Co., Inc.

 $

 4,168,773

 Total Utilities

 $

 4,168,773

 TOTAL COMMON STOCKS

 (Cost $103,910,548)

 $

 138,832,141

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.8%

 1,050,000

 U.S. Treasury Bills, 4/13/17 (b)

 $

 1,049,789

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $1,049,767)

 $

 1,049,789

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 (Cost $104,960,315) (a)

 $

 139,881,930

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 161,919

 TOTAL NET ASSETS - 100.0%

 $

 140,043,849

 *

 Non-income producing security.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $105,177,582 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           34,919,046

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

              (214,698)

 Net unrealized appreciation

 $

           34,704,348

 (b)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

  $     138,832,141

  $            -

  $            -

  $     138,832,141

 U.S. Government and Agency Obligations

             1,049,789

                -

                -

             1,049,789

 Total

  $ 139,881,930

  $            -

  $            -

  $ 139,881,930

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Pioneer Real Estate Shares VCT Portfolio

 Schedule of Investments 3/31/2017 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.9%

 Consumer Services - 1.7%

 Hotels, Resorts & Cruise Lines - 1.7%

 36,300

 Extended Stay America, Inc.

 $

 578,622

 Total Consumer Services

 $

 578,622

 Real Estate - 97.2%

 Diversified REIT - 10.9%

 18,900

 American Assets Trust, Inc.

 $

 790,776

 30,200

 Empire State Realty Trust, Inc. *

 623,328

 31,900

 Forest City Enterprises LP *

 694,782

 31,300

 Gramercy Property Trust

 823,190

 18,600

 STORE Capital Corp.

 444,168

 12,500

 Washington Real Estate Investment Trust

 391,000

 $

 3,767,244

 Industrial REIT - 8.1%

 37,500

 Prologis, Inc.

 $

 1,945,500

 38,200

 Rexford Industrial Realty, Inc. *

 860,264

 $

 2,805,764

 Hotel & Resort REIT - 5.1%

 7,600

 Chatham Lodging Trust

 $

 150,100

 61,900

 Host Hotels & Resorts, Inc.

 1,155,054

 20,100

 RLJ Lodging Trust

 472,551

 $

 1,777,705

 Office REIT - 12.0%

 14,500

 Boston Properties, Inc.

 $

 1,919,945

 13,300

 Douglas Emmett, Inc.

 510,720

 16,670

 Easterly Government Properties, Inc.

 329,899

 46,200

 Piedmont Office Realty Trust, Inc.

 987,756

 3,900

 Vornado Realty Trust

 391,209

 $

 4,139,529

 Health Care REIT - 9.3%

 23,200

 Ventas, Inc.

 $

 1,508,928

 24,200

 Welltower, Inc.

 1,713,844

 $

 3,222,772

 Residential REIT - 18.5%

 12,100

 American Campus Communities, Inc.

 $

 575,839

 27,700

 American Homes 4 Rent *

 635,992

 10,000

 AvalonBay Communities, Inc.

 1,836,000

 11,700

 Camden Property Trust

 941,382

 5,900

 Equity LifeStyle Properties, Inc.

 454,654

 31,700

 Equity Residential Property Trust, Inc.

 1,972,374

 $

 6,416,241

 Retail REIT - 21.6%

 17,500

 Acadia Realty Trust

 $

 526,050

 30,200

 DDR Corp.

 378,406

 6,300

 Federal Realty Investment Trust

 841,050

 6,200

 Pennsylvania Real Estate Investment Trust (144A)

 93,868

 44,300

 Retail Properties of America, Inc.

 638,806

 19,000

 Simon Property Group, Inc.

 3,268,570

 10,100

 Tanger Factory Outlet Centers, Inc.

 330,977

 13,800

 Taubman Centers, Inc.

 911,076

 7,700

 The Macerich Co.

 495,880

 $

 7,484,683

 Specialized REIT - 10.9%

 32,500

 CubeSmart

 $

 843,700

 2,900

 Digital Realty Trust, Inc.

 308,531

 20,900

 DuPont Fabros Technology, Inc.

 1,036,431

 7,200

 Public Storage, Inc.

 1,576,152

 $

 3,764,814

 Diversified Real Estate Activities - 0.8%

 6,600

 Alexander & Baldwin, Inc. *

 $

 293,832

 Total Real Estate

 $

 33,672,584

 TOTAL COMMON STOCKS

 (Cost $17,133,283)

 $

 34,251,206

 TOTAL INVESTMENT IN SECURITIES - 98.9%

 (Cost $17,133,283) (a)

 $

 34,251,206

 OTHER ASSETS & LIABILITIES - 1.1%

 $

 393,373

 TOTAL NET ASSETS - 100.0%

 $

 34,644,579

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2017, the value of these securities amounted to $93,868 or 0.3% of total net assets.

 REIT

 Real Estate Investment Trust.

 (a)

 At March 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $17,460,848 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

       17,047,840

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

           (257,482)

 Net unrealized appreciation

 $

       16,790,358

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2017, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
34,251,206

$
-

$
-

$
34,251,206

 Total

$
34,251,206

$
-

$
-

$
34,251,206

 During the period ended March 31, 2017, there were no transfers between Levels 1, 2 and 3.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Variable Contracts Trust

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date May 26, 2017

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer
Date May 26, 2017

* Print the name and title of each signing officer under his or her signature.